UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3614
                                                      --------

                            ROCHESTER FUND MUNICIPALS
                            -------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                                ----------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--115.8%
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK--101.0%
$       1,420,000       Albany County Airport Authority                        5.000%            12/15/2035     $     1,483,204
--------------------------------------------------------------------------------------------------------------------------------
          125,000       Albany County Airport Authority                        5.500             12/15/2019             128,733
--------------------------------------------------------------------------------------------------------------------------------
        1,035,000       Albany County IDA (Albany College of Pharmacy)         5.375             12/01/2024           1,095,527
--------------------------------------------------------------------------------------------------------------------------------
        1,700,000       Albany County IDA (Albany College of Pharmacy)         5.625             12/01/2034           1,814,818
--------------------------------------------------------------------------------------------------------------------------------
          605,000       Albany County IDA (Wildwood Programs)                  4.900             07/01/2021             627,318
--------------------------------------------------------------------------------------------------------------------------------
          885,000       Albany Hsg. Authority (Lark Drive)                     5.500             12/01/2028             913,143
--------------------------------------------------------------------------------------------------------------------------------
        1,420,000       Albany IDA (Albany Medical Center)                     6.000             05/01/2019           1,448,187
--------------------------------------------------------------------------------------------------------------------------------
        2,460,000       Albany IDA (Albany Medical Center)                     6.000             05/01/2029           2,504,059
--------------------------------------------------------------------------------------------------------------------------------
          400,000       Albany IDA (Albany Municipal Golf Course
                        Clubhouse)                                             7.500             05/01/2012             401,036
--------------------------------------------------------------------------------------------------------------------------------
          870,000       Albany IDA (Albany Rehabilitation)                     8.375             06/01/2023             913,117
--------------------------------------------------------------------------------------------------------------------------------
        2,925,000       Albany IDA (Brighter Choice Charter School)            5.000             04/01/2027           2,972,210
--------------------------------------------------------------------------------------------------------------------------------
        1,350,000       Albany IDA (Brighter Choice Charter School)            5.000             04/01/2032           1,369,643
--------------------------------------------------------------------------------------------------------------------------------
          900,000       Albany IDA (Brighter Choice Charter School)            5.000             04/01/2037             910,953
--------------------------------------------------------------------------------------------------------------------------------
        7,005,000       Albany IDA (Charitable Leadership)                     5.750             07/01/2026           7,396,509
--------------------------------------------------------------------------------------------------------------------------------
        3,730,000       Albany IDA (Daughters of Sarah Nursing Home)           5.375             10/20/2030           3,999,642
--------------------------------------------------------------------------------------------------------------------------------
        2,335,000       Albany IDA (Hampton Plaza)                             6.250             03/15/2018           2,367,620
--------------------------------------------------------------------------------------------------------------------------------
          900,000       Albany IDA (New Covenant Charter School)               7.000             05/01/2025             904,122
--------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Albany IDA (Sage Colleges)                             5.250             04/01/2019           1,311,175
--------------------------------------------------------------------------------------------------------------------------------
        1,760,000       Albany IDA (Sage Colleges)                             5.300             04/01/2029           1,797,523
--------------------------------------------------------------------------------------------------------------------------------
        1,770,000       Albany Parking Authority 1                             7.052 2           11/01/2017           1,041,911
--------------------------------------------------------------------------------------------------------------------------------
        2,510,000       Albany Parking Authority                               5.625             07/15/2020           2,667,402
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Albany Parking Authority                               5.625             07/15/2025           2,125,420
--------------------------------------------------------------------------------------------------------------------------------
        5,700,000       Allegany County IDA (Houghton College)                 5.250             01/15/2024           5,790,858
--------------------------------------------------------------------------------------------------------------------------------
          925,000       Amherst IDA (Asbury Pointe)                            5.800             02/01/2015             924,935
--------------------------------------------------------------------------------------------------------------------------------
           10,000       Amherst IDA (Asbury Pointe)                            6.000             02/01/2023              10,000
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Amherst IDA (Asbury Pointe)                            6.000             02/01/2029           3,004,680
--------------------------------------------------------------------------------------------------------------------------------
        1,125,000       Amherst IDA (Beechwood Health Care Center)             5.200             01/01/2040           1,140,728
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Amherst IDA (UBF Faculty-Student Hsg. Corp.)           5.250             08/01/2031              26,850
--------------------------------------------------------------------------------------------------------------------------------
        3,150,000       Appleridge Retirement Community                        5.750             09/01/2041           3,341,331
--------------------------------------------------------------------------------------------------------------------------------
          485,000       Babylon IDA (WWH Ambulance)                            7.375             09/15/2008             488,405
--------------------------------------------------------------------------------------------------------------------------------
          810,000       Bethlehem Water System                                 5.250             03/01/2018             858,932
--------------------------------------------------------------------------------------------------------------------------------
          855,000       Bethlehem Water System                                 5.375             03/01/2019             910,361
--------------------------------------------------------------------------------------------------------------------------------
          905,000       Bethlehem Water System                                 5.375             03/01/2020             963,065
--------------------------------------------------------------------------------------------------------------------------------
          955,000       Bethlehem Water System                                 5.500             03/01/2021           1,024,085
--------------------------------------------------------------------------------------------------------------------------------
          505,000       Bethlehem Water System                                 5.500             03/01/2022             541,259
--------------------------------------------------------------------------------------------------------------------------------
        1,065,000       Blauvelt Volunteer Fire Company                        6.250             10/15/2017           1,087,716
--------------------------------------------------------------------------------------------------------------------------------
          900,000       Bleeker Terrace HDC                                    8.750             07/01/2007             906,138
--------------------------------------------------------------------------------------------------------------------------------
          580,000       Brookhaven IDA (Brookhaven Memorial Hospital)          8.250             11/15/2030             667,394
--------------------------------------------------------------------------------------------------------------------------------
        1,250,000       Brookhaven IDA (St. Joseph's College)                  6.000             12/01/2020           1,275,563
--------------------------------------------------------------------------------------------------------------------------------
        2,425,000       Brookhaven IDA (Stony Brook Foundation)                6.500             11/01/2020           2,563,492
--------------------------------------------------------------------------------------------------------------------------------
           65,000       Broome County IDA (University Plaza)                   5.000             08/01/2025              67,501
--------------------------------------------------------------------------------------------------------------------------------
        3,030,000       Broome County IDA (University Plaza)                   5.000             08/01/2036           3,123,597
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Broome County IDA (University Plaza)                   5.100             08/01/2030           1,044,320
--------------------------------------------------------------------------------------------------------------------------------
        1,250,000       Broome County IDA (University Plaza)                   5.100             08/01/2036           1,298,238
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Broome County IDA (University Plaza)                   5.200             08/01/2030           3,156,210
--------------------------------------------------------------------------------------------------------------------------------
        4,450,000       Broome County IDA (University Plaza)                   5.200             08/01/2036           4,659,506
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)      5.750             11/01/2030           3,077,970
--------------------------------------------------------------------------------------------------------------------------------
          915,000       Canton Human Services Initiatives                      5.700             09/01/2024             980,496
--------------------------------------------------------------------------------------------------------------------------------
        1,155,000       Canton Human Services Initiatives                      5.750             09/01/2032           1,236,982
--------------------------------------------------------------------------------------------------------------------------------
          600,000       Capital District Youth Center                          6.000             02/01/2017             615,462
--------------------------------------------------------------------------------------------------------------------------------


                          1 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$         500,000       Carnegie Redevel. Corp. 1                              7.000%            09/01/2021     $       503,315
--------------------------------------------------------------------------------------------------------------------------------
        4,295,000       Cattaraugus County IDA (Olean General Hospital)        5.250             08/01/2023           4,429,047
--------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Cattaraugus County IDA (St. Bonaventure
                        University)                                            5.450             09/15/2019           1,506,181
--------------------------------------------------------------------------------------------------------------------------------
        2,900,000       Chautauqua County IDA (Jamestown Community
                        College)                                               5.250             08/01/2028           2,986,884
--------------------------------------------------------------------------------------------------------------------------------
          440,000       Chautauqua County IDA (Jamestown Devel. Corp.)         7.125             11/01/2008             450,019
--------------------------------------------------------------------------------------------------------------------------------
        3,395,000       Chautauqua County IDA (Jamestown Devel. Corp.)         7.125             11/01/2018           3,546,179
--------------------------------------------------------------------------------------------------------------------------------
        1,900,000       Chautauqua County IDA (Woman's Christian Assoc.
                        of Jamestown)                                          6.400             11/15/2029           1,990,402
--------------------------------------------------------------------------------------------------------------------------------
           95,000       Chautauqua Utility District                            5.000             06/01/2023              98,639
--------------------------------------------------------------------------------------------------------------------------------
          105,000       Chautauqua Utility District                            5.000             06/01/2025             108,624
--------------------------------------------------------------------------------------------------------------------------------
        3,250,000       Chemung County IDA (Arnot Ogden Medical Center)        5.000             11/01/2029           3,362,190
--------------------------------------------------------------------------------------------------------------------------------
        1,915,000       Chemung County IDA (Arnot Ogden Medical Center)        5.000             11/01/2029           1,981,106
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Chemung County IDA (Arnot Ogden Medical Center)        5.000             11/01/2034           1,030,490
--------------------------------------------------------------------------------------------------------------------------------
        1,455,000       Chemung County IDA (Arnot Ogden Medical Center)        5.000             11/01/2034           1,499,363
--------------------------------------------------------------------------------------------------------------------------------
        1,225,000       Chemung County IDA (Hathorn Redevel. Company)          4.850             07/01/2023           1,257,916
--------------------------------------------------------------------------------------------------------------------------------
        1,515,000       Chemung County IDA (Hathorn Redevel. Company)          5.000             07/01/2033           1,566,071
--------------------------------------------------------------------------------------------------------------------------------
        5,480,000       Chemung County IDA (St. Joseph's Hospital)             6.000             01/01/2013           5,518,141
--------------------------------------------------------------------------------------------------------------------------------
        5,675,000       Chemung County IDA (St. Joseph's Hospital)             6.350             01/01/2013           5,788,103
--------------------------------------------------------------------------------------------------------------------------------
        4,910,000       Chemung County IDA (St. Joseph's Hospital)             6.500             01/01/2019           5,011,735
--------------------------------------------------------------------------------------------------------------------------------
        1,425,000       Clifton Springs Hospital & Clinic                      7.650             01/01/2012           1,455,894
--------------------------------------------------------------------------------------------------------------------------------
        2,735,000       Clifton Springs Hospital & Clinic                      8.000             01/01/2020           2,740,197
--------------------------------------------------------------------------------------------------------------------------------
           35,000       Cohoes GO                                              6.200             03/15/2012              35,730
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                              6.200             03/15/2013              25,521
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                              6.250             03/15/2014              25,521
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                              6.250             03/15/2015              25,520
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Cohoes GO                                              6.250             03/15/2016              25,519
--------------------------------------------------------------------------------------------------------------------------------
        1,585,000       Columbia County IDA (Berkshire Farms)                  7.500             12/15/2014           1,602,324
--------------------------------------------------------------------------------------------------------------------------------
        3,300,000       Corinth IDA (International Paper Company)              5.750             02/01/2022           3,494,271
--------------------------------------------------------------------------------------------------------------------------------
           30,000       Corinth IDA (International Paper Company)              5.850             12/01/2020              30,843
--------------------------------------------------------------------------------------------------------------------------------
        5,370,000       Cortland County IDA (Cortland Memorial Hospital)       5.250             07/01/2032           5,660,302
--------------------------------------------------------------------------------------------------------------------------------
          155,000       Dutchess County IDA (Astor Learning Center Civic
                        Facility)                                              5.150             11/01/2024             160,053
--------------------------------------------------------------------------------------------------------------------------------
          120,000       Dutchess County IDA (Bard College)                     5.750             08/01/2030             127,852
--------------------------------------------------------------------------------------------------------------------------------
        3,500,000       Dutchess County IDA (Bard College)                     7.000             11/01/2017           3,508,750
--------------------------------------------------------------------------------------------------------------------------------
        1,095,000       Dutchess County IDA (Elant Fishkill)                   5.250             01/01/2037           1,106,826
--------------------------------------------------------------------------------------------------------------------------------
          280,000       Dutchess County IDA (IBM Corp.)                        5.450             12/01/2029             291,281
--------------------------------------------------------------------------------------------------------------------------------
          900,000       Dutchess County IDA (St. Francis Hospital)             7.500             03/01/2029           1,002,132
--------------------------------------------------------------------------------------------------------------------------------
        2,200,000       Dutchess County IDA (Vassar Brothers Hospital)         6.500             04/01/2020           2,362,712
--------------------------------------------------------------------------------------------------------------------------------
        5,635,000       Dutchess County IDA (Vassar Brothers Hospital)         6.500             04/01/2030           6,051,765
--------------------------------------------------------------------------------------------------------------------------------
           85,000       Dutchess County IDA (Vassar College)                   5.350             09/01/2040              91,522
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Dutchess County Water & Wastewater Authority           5.400 2           06/01/2027             413,230
--------------------------------------------------------------------------------------------------------------------------------
        3,280,000       East Rochester Hsg. Authority (Episcopal
                        Senior Hsg.)                                           7.750             10/01/2032           3,516,094
--------------------------------------------------------------------------------------------------------------------------------
        1,355,000       East Rochester Hsg. Authority (Gates Senior
                        Hsg.) 3                                                6.125             04/20/2043           1,491,408
--------------------------------------------------------------------------------------------------------------------------------
        1,400,000       East Rochester Hsg. Authority (Genesee Valley
                        Nursing Home)                                          5.200             12/20/2024           1,477,042
--------------------------------------------------------------------------------------------------------------------------------


                          2 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       2,520,000       East Rochester Hsg. Authority (Jefferson Park          6.750%            03/01/2030     $     2,637,760
                        Apartments)
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       East Rochester Hsg. Authority (Linden Knoll) 3         5.350             02/01/2038           2,027,280
--------------------------------------------------------------------------------------------------------------------------------
        4,095,000       East Rochester Hsg. Authority (St. John's
                        Meadows)                                               5.950             08/01/2027           4,198,030
--------------------------------------------------------------------------------------------------------------------------------
        1,700,000       East Rochester Hsg. Authority (Woodland Village)       5.500             08/01/2033           1,752,700
--------------------------------------------------------------------------------------------------------------------------------
          190,000       Erie County IDA (Air Cargo)                            8.250             10/01/2007             190,412
--------------------------------------------------------------------------------------------------------------------------------
        2,380,000       Erie County IDA (Air Cargo)                            8.500             10/01/2015           2,390,948
--------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Erie County IDA (Charter School Applied Tech)          6.750             06/01/2025           4,280,520
--------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Erie County IDA (Charter School Applied Tech)          6.875             06/01/2035           7,501,760
--------------------------------------------------------------------------------------------------------------------------------
        1,960,000       Erie County IDA (DePaul Properties)                    5.750             09/01/2028           1,862,764
--------------------------------------------------------------------------------------------------------------------------------
        2,765,000       Erie County IDA (DePaul Properties)                    6.500             09/01/2018           2,848,227
--------------------------------------------------------------------------------------------------------------------------------
       35,000,000       Erie County IDA (Great Lakes) 4                        7.500             12/01/2025          16,397,150
--------------------------------------------------------------------------------------------------------------------------------
       11,310,000       Erie County IDA (Medaille College)                     7.625             04/01/2035          12,928,009
--------------------------------------------------------------------------------------------------------------------------------
        3,515,000       Erie County IDA (Medaille College)                     8.250             11/01/2026           3,948,505
--------------------------------------------------------------------------------------------------------------------------------
        5,250,000       Erie County IDA (Orchard Park)                         6.000             11/15/2036           5,613,773
--------------------------------------------------------------------------------------------------------------------------------
           75,000       Erie County IDA (The Episcopal Church Home)            5.875             02/01/2018              77,167
--------------------------------------------------------------------------------------------------------------------------------
        9,600,000       Erie County IDA (The Episcopal Church Home)            6.000             02/01/2028           9,881,088
--------------------------------------------------------------------------------------------------------------------------------
        3,170,000       Erie County Sewer District                             5.000             06/01/2029           3,365,526
--------------------------------------------------------------------------------------------------------------------------------
        2,630,000       Erie County Sewer District                             5.000             12/01/2030           2,788,273
--------------------------------------------------------------------------------------------------------------------------------
        1,360,000       Erie County Sewer District                             5.000             12/01/2035           1,438,812
--------------------------------------------------------------------------------------------------------------------------------
       28,610,000       Erie County Tobacco Asset Securitization Corp.         5.000             06/01/2038          28,896,672
--------------------------------------------------------------------------------------------------------------------------------
        5,460,000       Erie County Tobacco Asset Securitization Corp.         5.000             06/01/2045           5,511,051
--------------------------------------------------------------------------------------------------------------------------------
       25,300,000       Erie County Tobacco Asset Securitization Corp. 5       5.000             06/01/2038          25,553,406
--------------------------------------------------------------------------------------------------------------------------------
       72,385,000       Erie County Tobacco Asset Securitization Corp. 5       5.000             06/01/2045          73,061,753
--------------------------------------------------------------------------------------------------------------------------------
       72,000,000       Erie County Tobacco Asset Securitization Corp.         5.986 2           06/01/2047           7,113,600
--------------------------------------------------------------------------------------------------------------------------------
      135,000,000       Erie County Tobacco Asset Securitization Corp.         6.486 2           06/01/2050           9,485,100
--------------------------------------------------------------------------------------------------------------------------------
      150,000,000       Erie County Tobacco Asset Securitization Corp.         6.751 2           06/01/2055           6,082,500
--------------------------------------------------------------------------------------------------------------------------------
    1,024,000,000       Erie County Tobacco Asset Securitization Corp.         7.650 2           06/01/2060          20,541,440
--------------------------------------------------------------------------------------------------------------------------------
        2,300,000       Essex County IDA (International Paper Company) 3       6.450             11/15/2023           2,429,306
--------------------------------------------------------------------------------------------------------------------------------
           40,000       Essex County IDA (Moses Ludington Nursing Home)        6.200             02/01/2030              43,112
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Essex County IDA (Moses Ludington Nursing Home)        6.375             02/01/2050           5,400,500
--------------------------------------------------------------------------------------------------------------------------------
           60,000       Essex County IDA (Moses Ludington Nursing Home)        9.000             02/01/2008              60,987
--------------------------------------------------------------------------------------------------------------------------------
          975,000       Essex County IDA (North Country Community
                        College Foundation)                                    5.000             06/01/2020           1,010,324
--------------------------------------------------------------------------------------------------------------------------------
          320,000       Essex County IDA (North Country Community
                        College Foundation)                                    5.000             06/01/2020             331,594
--------------------------------------------------------------------------------------------------------------------------------
        1,235,000       Essex County IDA (North Country Community
                        College Foundation)                                    5.200             06/01/2025           1,288,587
--------------------------------------------------------------------------------------------------------------------------------
          410,000       Essex County IDA (North Country Community
                        College Foundation)                                    5.200             06/01/2025             427,790
--------------------------------------------------------------------------------------------------------------------------------
        1,100,000       Essex County IDA (North Country Community
                        College Foundation)                                    5.300             06/01/2035           1,144,649
--------------------------------------------------------------------------------------------------------------------------------
        4,550,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company)                          5.200             12/01/2023           4,744,058
--------------------------------------------------------------------------------------------------------------------------------
        4,440,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company)                          5.200             03/01/2028           4,565,164
--------------------------------------------------------------------------------------------------------------------------------
        1,850,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company) 3                        5.500             08/15/2022           1,900,524
--------------------------------------------------------------------------------------------------------------------------------
        1,625,000       Essex County IDA Solid Waste Disposal
                        (International Paper Company) 3                        5.500             10/01/2026           1,690,179
--------------------------------------------------------------------------------------------------------------------------------


                          3 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       5,680,000       Franklin County IDA (Adirondack Medical Center)        5.500%            12/01/2029     $     5,969,623
--------------------------------------------------------------------------------------------------------------------------------
          900,000       Franklin County IDA (North Country Community
                        College Foundation)                                    5.200             06/01/2025             939,051
--------------------------------------------------------------------------------------------------------------------------------
          200,000       Glen Cove IDA (SLCD)                                   6.875             07/01/2008             201,258
--------------------------------------------------------------------------------------------------------------------------------
        3,775,000       Glen Cove IDA (SLCD)                                   7.375             07/01/2023           3,933,399
--------------------------------------------------------------------------------------------------------------------------------
        1,270,000       Green Island Power Authority                           5.125             12/15/2024           1,301,915
--------------------------------------------------------------------------------------------------------------------------------
        2,795,000       Green Island Power Authority                           6.000             12/15/2020           2,987,855
--------------------------------------------------------------------------------------------------------------------------------
        1,695,000       Green Island Power Authority                           6.000             12/15/2025           1,808,362
--------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Hempstead IDA (Adelphi University)                     5.500             06/01/2032           2,675,225
--------------------------------------------------------------------------------------------------------------------------------
          275,000       Hempstead IDA (Dentaco Corp.)                          7.250             11/01/2012             294,825
--------------------------------------------------------------------------------------------------------------------------------
        1,270,000       Hempstead IDA (Dentaco Corp.)                          8.250             11/01/2025           1,376,553
--------------------------------------------------------------------------------------------------------------------------------
        2,925,000       Hempstead IDA (Engel Burman Senior Hsg.)               6.250             11/01/2010           3,074,643
--------------------------------------------------------------------------------------------------------------------------------
       18,825,000       Hempstead IDA (Engel Burman Senior Hsg.)               6.750             11/01/2024          20,021,141
--------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Hempstead IDA (Franklin Hospital Medical Center)       5.750             11/01/2008           1,285,694
--------------------------------------------------------------------------------------------------------------------------------
        9,375,000       Hempstead IDA (Franklin Hospital Medical Center)       6.375             11/01/2018           9,539,813
--------------------------------------------------------------------------------------------------------------------------------
        9,010,000       Hempstead IDA (Franklin Hospital Medical Center)       7.750             11/01/2022           9,886,403
--------------------------------------------------------------------------------------------------------------------------------
        2,485,000       Hempstead IDA (Hungry Harbor Associates)               8.000             05/01/2044           2,925,764
--------------------------------------------------------------------------------------------------------------------------------
        4,740,000       Hempstead IDA (Hungry Harbor Associates)               8.000             05/01/2044           5,580,734
--------------------------------------------------------------------------------------------------------------------------------
       12,455,000       Hempstead IDA (Hungry Harbor Associates)               8.000             05/01/2044          14,664,143
--------------------------------------------------------------------------------------------------------------------------------
        6,355,000       Hempstead IDA (South Shore Y JCC)                      6.750             11/01/2024           6,278,549
--------------------------------------------------------------------------------------------------------------------------------
          840,000       Hempstead Village GO                                   5.000             07/01/2020             866,737
--------------------------------------------------------------------------------------------------------------------------------
        1,025,000       Hempstead Village GO 3                                 5.000             07/01/2021           1,056,345
--------------------------------------------------------------------------------------------------------------------------------
        1,270,000       Hempstead Village GO 3                                 5.000             07/01/2022           1,308,049
--------------------------------------------------------------------------------------------------------------------------------
        4,310,000       Herkimer County IDA (Burrows Paper)                    8.000             01/01/2009           4,319,439
--------------------------------------------------------------------------------------------------------------------------------
        3,225,000       Herkimer County IDA (Folts Adult Home)                 5.500             03/20/2040           3,601,745
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Herkimer County IDA (Herkimer County College
                        Foundation) 3                                          6.250             08/01/2034           1,084,870
--------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Herkimer County IDA (Herkimer County College
                        Foundation) 3                                          6.400             11/01/2020           1,358,977
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Herkimer County IDA (Herkimer County College
                        Foundation) 3                                          6.500             11/01/2030           2,107,460
--------------------------------------------------------------------------------------------------------------------------------
          215,000       Herkimer Hsg. Authority                                7.150             03/01/2011             215,456
--------------------------------------------------------------------------------------------------------------------------------
          990,000       Hudson IDA (Have, Inc.)                                8.125             12/01/2017           1,004,721
--------------------------------------------------------------------------------------------------------------------------------
        1,255,000       Hudson IDA (Hudson Fabrics)                            6.750             11/01/2024           1,302,502
--------------------------------------------------------------------------------------------------------------------------------
       45,000,000       Hudson Yards Infrastructure Corp.                      4.500             02/15/2047          44,495,550
--------------------------------------------------------------------------------------------------------------------------------
      519,260,000       Hudson Yards Infrastructure Corp. 6                    5.000             02/15/2047         544,350,643
--------------------------------------------------------------------------------------------------------------------------------
          145,000       Huntington Hsg. Authority (GJSR)                       5.875             05/01/2019             148,892
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Huntington Hsg. Authority (GJSR)                       6.000             05/01/2029           1,032,660
--------------------------------------------------------------------------------------------------------------------------------
        8,500,000       Huntington Hsg. Authority (GJSR)                       6.000             05/01/2039           8,757,380
--------------------------------------------------------------------------------------------------------------------------------
          795,000       Islip IDA (Leeway School)                              9.000             08/01/2021             805,089
--------------------------------------------------------------------------------------------------------------------------------
       17,985,000       Islip IDA (Southside Hospital Civic Facilities)        7.750             12/01/2022          19,230,821
--------------------------------------------------------------------------------------------------------------------------------
        9,695,000       Islip IDA (United Cerebral Palsy Assoc.) 1             6.250             12/01/2031           9,751,425
--------------------------------------------------------------------------------------------------------------------------------
        1,125,000       Islip IDA (United Cerebral Palsy Assoc.)               6.250             12/01/2031           1,131,548
--------------------------------------------------------------------------------------------------------------------------------
        1,100,000       Islip Res Rec, Series E 3                              5.750             07/01/2020           1,214,433
--------------------------------------------------------------------------------------------------------------------------------
        1,315,000       Islip Res Rec, Series E                                5.750             07/01/2021           1,453,535
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Islip Res Rec, Series E                                5.750             07/01/2023           1,106,680
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Kenmore Hsg. Authority (SUNY at Buffalo)               5.500             08/01/2024           3,148,770
--------------------------------------------------------------------------------------------------------------------------------
       11,645,000       L.I. Power Authority, Series A 5                       5.250             09/01/2028          12,426,686
--------------------------------------------------------------------------------------------------------------------------------
          275,000       L.I. Power Authority, Series A                         5.000             09/01/2027             286,292
--------------------------------------------------------------------------------------------------------------------------------
       24,130,000       L.I. Power Authority, Series A                         5.125             09/01/2029          24,986,374
--------------------------------------------------------------------------------------------------------------------------------


                          4 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$          60,000       L.I. Power Authority, Series A                         5.125%            09/01/2029     $        62,789
--------------------------------------------------------------------------------------------------------------------------------
        7,000,000       L.I. Power Authority, Series B                         5.000             12/01/2035           7,359,520
--------------------------------------------------------------------------------------------------------------------------------
        1,350,000       L.I. Power Authority, Series B                         5.000             12/01/2035           1,426,680
--------------------------------------------------------------------------------------------------------------------------------
       46,880,000       L.I. Power Authority, Series C                         5.000             09/01/2035          49,342,606
--------------------------------------------------------------------------------------------------------------------------------
          100,000       Lowville GO                                            7.200             09/15/2012             116,007
--------------------------------------------------------------------------------------------------------------------------------
          100,000       Lowville GO                                            7.200             09/15/2013             118,146
--------------------------------------------------------------------------------------------------------------------------------
          100,000       Lowville GO                                            7.200             09/15/2014             120,372
--------------------------------------------------------------------------------------------------------------------------------
        3,830,000       Lyons Community Health Initiatives Corp.               5.550             09/01/2024           4,106,909
--------------------------------------------------------------------------------------------------------------------------------
        4,305,000       Macleay Hsg. Corp. (Larchmont Woods)                   8.500             01/01/2031           4,479,180
--------------------------------------------------------------------------------------------------------------------------------
          750,000       Madison County IDA (Morrisville State College
                        Foundation)                                            5.000             06/01/2028             795,525
--------------------------------------------------------------------------------------------------------------------------------
        1,100,000       Madison County IDA (Morrisville State College
                        Foundation)                                            5.000             06/01/2032           1,163,327
--------------------------------------------------------------------------------------------------------------------------------
        1,290,000       Madison County IDA (Oneida Healthcare Center)          5.300             02/01/2021           1,353,107
--------------------------------------------------------------------------------------------------------------------------------
        5,500,000       Madison County IDA (Oneida Healthcare Center)          5.350             02/01/2031           5,771,315
--------------------------------------------------------------------------------------------------------------------------------
        2,605,000       Middletown Hsg. Authority (Summitfield & Moore
                        Heights)                                               4.800             07/01/2039           2,589,995
--------------------------------------------------------------------------------------------------------------------------------
          690,000       Middletown IDA (Flanagan Design & Display)             7.500             11/01/2018             722,368
--------------------------------------------------------------------------------------------------------------------------------
        3,955,000       Middletown IDA (Southwinds Retirement Home)            6.375             03/01/2018           4,023,777
--------------------------------------------------------------------------------------------------------------------------------
          240,000       Middletown IDA (YMCA)                                  6.250             11/01/2009             243,204
--------------------------------------------------------------------------------------------------------------------------------
        1,255,000       Middletown IDA (YMCA)                                  7.000             11/01/2019           1,282,422
--------------------------------------------------------------------------------------------------------------------------------
          190,000       Monroe County COP                                      8.050             01/01/2011             193,114
--------------------------------------------------------------------------------------------------------------------------------
          645,000       Monroe County IDA (Canal Ponds)                        7.000             06/15/2013             665,014
--------------------------------------------------------------------------------------------------------------------------------
           50,000       Monroe County IDA (Cloverwood Senior Living)           6.750             05/01/2023              49,802
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe County IDA (Cloverwood Senior Living)           6.875             05/01/2033             998,110
--------------------------------------------------------------------------------------------------------------------------------
          962,203       Monroe County IDA (Cottrone Devel.)                    9.500             12/01/2010             979,638
--------------------------------------------------------------------------------------------------------------------------------
          950,000       Monroe County IDA (Dayton Rogers Manufacturing)        6.100             12/01/2009             971,546
--------------------------------------------------------------------------------------------------------------------------------
        4,225,000       Monroe County IDA (DePaul Community Facilities)        5.875             02/01/2028           4,084,350
--------------------------------------------------------------------------------------------------------------------------------
        5,320,000       Monroe County IDA (DePaul Community Facilities)        5.950             08/01/2028           5,187,798
--------------------------------------------------------------------------------------------------------------------------------
          725,000       Monroe County IDA (DePaul Community Facilities)        6.450             02/01/2014             730,960
--------------------------------------------------------------------------------------------------------------------------------
        1,285,000       Monroe County IDA (DePaul Community Facilities)        6.500             02/01/2024           1,296,012
--------------------------------------------------------------------------------------------------------------------------------
        4,485,000       Monroe County IDA (DePaul Properties)                  6.150             09/01/2021           4,255,682
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe County IDA (Highland Hospital of
                        Rochester)                                             5.000             08/01/2022           1,027,030
--------------------------------------------------------------------------------------------------------------------------------
        1,250,000       Monroe County IDA (Highland Hospital of
                        Rochester)                                             5.000             08/01/2025           1,279,438
--------------------------------------------------------------------------------------------------------------------------------
          535,000       Monroe County IDA (Melles Griot)                       9.500             12/01/2009             538,189
--------------------------------------------------------------------------------------------------------------------------------
          300,000       Monroe County IDA (Morrell/Morrell)                    7.000             12/01/2007             300,150
--------------------------------------------------------------------------------------------------------------------------------
        2,525,000       Monroe County IDA (Parma Senior Hsg. Assoc.)           6.500             12/01/2042           2,574,313
--------------------------------------------------------------------------------------------------------------------------------
        4,330,000       Monroe County IDA (Piano Works)                        7.625             11/01/2016           4,443,966
--------------------------------------------------------------------------------------------------------------------------------
        2,890,000       Monroe County IDA (Rochester Institute of
                        Technology)                                            5.375             04/01/2029           2,972,625
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe County IDA (Southview Towers)                   6.125             02/01/2020           1,063,930
--------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Monroe County IDA (St. John Fisher College)            5.200             06/01/2019           1,546,659
--------------------------------------------------------------------------------------------------------------------------------
        2,190,000       Monroe County IDA (St. John Fisher College)            5.250             06/01/2026           2,314,239
--------------------------------------------------------------------------------------------------------------------------------
        3,075,000       Monroe County IDA (St. John Fisher College)            5.375             06/01/2024           3,210,085
--------------------------------------------------------------------------------------------------------------------------------
        2,175,000       Monroe County IDA (Summit at Brighton)                 5.375             07/01/2032           2,201,492
--------------------------------------------------------------------------------------------------------------------------------
        3,660,000       Monroe County IDA (Summit at Brighton)                 5.500             07/01/2027           3,753,659
--------------------------------------------------------------------------------------------------------------------------------
          910,000       Monroe County IDA (Volunteers of America)              5.700             08/01/2018             926,071
--------------------------------------------------------------------------------------------------------------------------------
        2,745,000       Monroe County IDA (Volunteers of America)              5.750             08/01/2028           2,772,587
--------------------------------------------------------------------------------------------------------------------------------


                          5 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$     650,000,000       Monroe County Tobacco Asset Securitization Corp.
                        (TASC)                                                 7.701% 2          06/01/2061     $    11,823,500
--------------------------------------------------------------------------------------------------------------------------------
        2,265,000       Monroe Newpower Corp.                                  5.500             01/01/2034           2,383,663
--------------------------------------------------------------------------------------------------------------------------------
          580,000       Monroe Newpower Corp.                                  5.625             01/01/2026             616,024
--------------------------------------------------------------------------------------------------------------------------------
          500,000       Mount Vernon IDA (Kings Court)                         5.200             12/01/2033             509,325
--------------------------------------------------------------------------------------------------------------------------------
        3,275,000       Mount Vernon IDA (Macedonia Towers) 3                  5.200             12/01/2033           3,336,079
--------------------------------------------------------------------------------------------------------------------------------
        2,295,000       Mount Vernon IDA (Meadowview)                          6.150             06/01/2019           2,381,682
--------------------------------------------------------------------------------------------------------------------------------
        2,600,000       Mount Vernon IDA (Meadowview)                          6.200             06/01/2029           2,693,158
--------------------------------------------------------------------------------------------------------------------------------
       15,895,000       MTA Service Contract, Series A                         5.125             01/01/2024          16,849,495
--------------------------------------------------------------------------------------------------------------------------------
      162,430,000       MTA Service Contract, Series A                         5.125             01/01/2029         170,764,283
--------------------------------------------------------------------------------------------------------------------------------
       20,000,000       MTA Service Contract, Series A                         5.750             07/01/2031          21,780,400
--------------------------------------------------------------------------------------------------------------------------------
       33,290,000       MTA Service Contract, Series B                         5.250             01/01/2031          35,024,409
--------------------------------------------------------------------------------------------------------------------------------
        8,400,000       MTA, Series A 5                                        4.500             11/15/2034           8,399,916
--------------------------------------------------------------------------------------------------------------------------------
        7,650,000       MTA, Series A 5                                        5.000             11/15/2020           8,031,083
--------------------------------------------------------------------------------------------------------------------------------
       56,800,000       MTA, Series A 5                                        5.000             11/15/2028          60,043,564
--------------------------------------------------------------------------------------------------------------------------------
       59,035,000       MTA, Series A                                          5.000             11/15/2030          61,541,626
--------------------------------------------------------------------------------------------------------------------------------
        8,500,000       MTA, Series A 5                                        5.000             11/15/2032           8,923,980
--------------------------------------------------------------------------------------------------------------------------------
       71,575,000       MTA, Series A 5                                        5.000             11/15/2030          74,613,795
--------------------------------------------------------------------------------------------------------------------------------
       14,500,000       MTA, Series A                                          5.000             11/15/2031          15,345,205
--------------------------------------------------------------------------------------------------------------------------------
           20,000       MTA, Series A                                          5.000             11/15/2032              21,165
--------------------------------------------------------------------------------------------------------------------------------
       64,655,000       MTA, Series A                                          5.000             11/15/2035          68,110,163
--------------------------------------------------------------------------------------------------------------------------------
        8,895,000       MTA, Series A 5                                        5.125             01/01/2024           9,428,288
--------------------------------------------------------------------------------------------------------------------------------
       42,295,000       MTA, Series A                                          5.125             11/15/2031          44,559,897
--------------------------------------------------------------------------------------------------------------------------------
        6,000,000       MTA, Series B 3                                        4.750             11/15/2026           6,237,120
--------------------------------------------------------------------------------------------------------------------------------
       50,000,000       MTA, Series B                                          4.750             11/15/2031          51,299,500
--------------------------------------------------------------------------------------------------------------------------------
           25,000       MTA, Series B                                          5.000             01/01/2031              26,172
--------------------------------------------------------------------------------------------------------------------------------
       54,900,000       MTA, Series B                                          5.000             11/15/2031          57,703,194
--------------------------------------------------------------------------------------------------------------------------------
       34,845,000       MTA, Series E                                          5.250             11/15/2031          36,909,915
--------------------------------------------------------------------------------------------------------------------------------
       30,000,000       MTA, Series F 5                                        5.000             11/15/2031          31,496,400
--------------------------------------------------------------------------------------------------------------------------------
        3,500,000       MTA, Series F                                          5.000             11/15/2030           3,681,265
--------------------------------------------------------------------------------------------------------------------------------
      151,240,000       MTA, Series F                                          5.000             11/15/2035         158,628,074
--------------------------------------------------------------------------------------------------------------------------------
          802,824       Municipal Assistance Corp. for Troy                    5.733 2           07/15/2021             443,857
--------------------------------------------------------------------------------------------------------------------------------
        1,218,573       Municipal Assistance Corp. for Troy 3                  5.741 2           01/15/2022             657,981
--------------------------------------------------------------------------------------------------------------------------------
          975,000       Nassau County IDA (ALIA-ACDS)                          7.500             06/01/2015           1,052,191
--------------------------------------------------------------------------------------------------------------------------------
        2,975,000       Nassau County IDA (ALIA-ACLD)                          6.250             09/01/2022           3,096,142
--------------------------------------------------------------------------------------------------------------------------------
          225,000       Nassau County IDA (ALIA-ACLD)                          7.125             06/01/2017             243,162
--------------------------------------------------------------------------------------------------------------------------------
          350,000       Nassau County IDA (ALIA-ACLD)                          7.500             06/01/2015             377,710
--------------------------------------------------------------------------------------------------------------------------------
        5,460,000       Nassau County IDA (ALIA-CSMR)                          7.000             11/01/2016           5,886,426
--------------------------------------------------------------------------------------------------------------------------------
        3,325,000       Nassau County IDA (ALIA-CSMR)                          7.125             06/01/2017           3,593,394
--------------------------------------------------------------------------------------------------------------------------------
        1,740,000       Nassau County IDA (ALIA-CSMR)                          7.500             06/01/2015           1,877,756
--------------------------------------------------------------------------------------------------------------------------------
          290,000       Nassau County IDA (ALIA-FREE)                          7.125             06/01/2012             313,200
--------------------------------------------------------------------------------------------------------------------------------
        2,145,000       Nassau County IDA (ALIA-FREE)                          7.500             06/01/2015           2,314,820
--------------------------------------------------------------------------------------------------------------------------------
        4,030,000       Nassau County IDA (ALIA-FREE)                          8.150             06/01/2030           4,360,863
--------------------------------------------------------------------------------------------------------------------------------
        6,415,000       Nassau County IDA (ALIA-FREE)                          8.250             06/01/2032           7,081,647
--------------------------------------------------------------------------------------------------------------------------------
          890,000       Nassau County IDA (ALIA-HH)                            7.125             06/01/2017             959,287
--------------------------------------------------------------------------------------------------------------------------------
          685,000       Nassau County IDA (ALIA-HHS)                           7.125             06/01/2017             738,327
--------------------------------------------------------------------------------------------------------------------------------
          220,000       Nassau County IDA (ALIA-LVH)                           7.500             06/01/2015             237,417
--------------------------------------------------------------------------------------------------------------------------------
          525,000       Nassau County IDA (CNGCS)                              7.500             06/01/2030             566,564
--------------------------------------------------------------------------------------------------------------------------------
        2,245,000       Nassau County IDA (CNGCS)                              8.150             06/01/2030           2,436,139
--------------------------------------------------------------------------------------------------------------------------------
        3,805,000       Nassau County IDA (Little Village School)              7.500             12/01/2031           4,147,945
--------------------------------------------------------------------------------------------------------------------------------


                          6 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       3,535,000       Nassau County IDA (New York Water Service Corp.)       5.000%            12/01/2035     $     3,699,271
--------------------------------------------------------------------------------------------------------------------------------
        2,290,000       Nassau County IDA (North Shore CFGA)                   6.750             05/01/2024           2,340,495
--------------------------------------------------------------------------------------------------------------------------------
        2,759,599       Nassau County IDA (Sharp International) 1,7            7.375             12/01/2007                 276
--------------------------------------------------------------------------------------------------------------------------------
        1,752,588       Nassau County IDA (Sharp International) 1,7            7.375             12/01/2007                 175
--------------------------------------------------------------------------------------------------------------------------------
        2,527,212       Nassau County IDA (Sharp International) 1,7            7.875             12/01/2012                 253
--------------------------------------------------------------------------------------------------------------------------------
        1,597,663       Nassau County IDA (Sharp International) 1,7            7.875             12/01/2012                 160
--------------------------------------------------------------------------------------------------------------------------------
        2,050,000       Nassau County IDA (United Cerebral Palsy)              6.250             11/01/2014           2,056,294
--------------------------------------------------------------------------------------------------------------------------------
       23,710,000       Nassau County IDA (Westbury Senior Living)             7.900             11/01/2031          26,888,800
--------------------------------------------------------------------------------------------------------------------------------
          765,000       Nassau County IDA, Series A-A                          6.000             07/02/2021             782,572
--------------------------------------------------------------------------------------------------------------------------------
        7,965,000       Nassau County IDA, Series A-B                          6.000             07/01/2021           8,147,956
--------------------------------------------------------------------------------------------------------------------------------
          715,000       Nassau County IDA, Series A-C                          6.000             07/01/2021             731,424
--------------------------------------------------------------------------------------------------------------------------------
          815,000       Nassau County IDA, Series A-D                          6.000             07/01/2021             833,721
--------------------------------------------------------------------------------------------------------------------------------
        1,675,000       Nassau County Interim Finance Authority 3              5.125             11/15/2021           1,691,298
--------------------------------------------------------------------------------------------------------------------------------
       79,300,000       Nassau County Tobacco Settlement Corp.                 5.125             06/01/2046          80,840,799
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Nassau County Tobacco Settlement Corp.                 0.000 8           06/01/2026           2,767,320
--------------------------------------------------------------------------------------------------------------------------------
       20,000,000       Nassau County Tobacco Settlement Corp.                 5.820 2           06/01/2046           2,149,200
--------------------------------------------------------------------------------------------------------------------------------
       75,975,000       Nassau County Tobacco Settlement Corp.                 6.000 2           06/01/2046           7,599,020
--------------------------------------------------------------------------------------------------------------------------------
      895,215,000       Nassau County Tobacco Settlement Corp.                 6.400 2           06/01/2060          31,726,420
--------------------------------------------------------------------------------------------------------------------------------
       40,000,000       Nassau County Tobacco Settlement Corp.                 7.351 2           06/01/2060             896,400
--------------------------------------------------------------------------------------------------------------------------------
       14,660,000       Nassau County Tobacco Settlement Corp. (TASC)          5.000             06/01/2035          14,810,558
--------------------------------------------------------------------------------------------------------------------------------
       40,000,000       Nassau County Tobacco Settlement Corp. (TASC) 5        5.125             06/01/2046          40,777,000
--------------------------------------------------------------------------------------------------------------------------------
        7,155,000       Nassau IDA (EBS North Hills LLC)                       7.800             05/01/2045           7,660,644
--------------------------------------------------------------------------------------------------------------------------------
        3,340,000       Nassau IDA (EBS North Hills LLC)                       7.800             05/01/2045           3,576,038
--------------------------------------------------------------------------------------------------------------------------------
        4,290,000       Nassau IDA (EBS North Hills LLC)                       7.800             05/01/2045           4,593,174
--------------------------------------------------------------------------------------------------------------------------------
        4,775,000       Nassau IDA (EBS North Hills LLC)                       7.800             05/01/2045           5,112,449
--------------------------------------------------------------------------------------------------------------------------------
        4,775,000       Nassau IDA (EBS North Hills LLC)                       7.800             05/01/2045           5,112,449
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       New Hartford-Sunset Wood Funding Corp.                 5.500             02/01/2029           2,094,560
--------------------------------------------------------------------------------------------------------------------------------
       13,010,000       New Rochelle IDA (College of New Rochelle)             5.250             07/01/2027          13,477,189
--------------------------------------------------------------------------------------------------------------------------------
        6,235,000       New Rochelle IDA (College of New Rochelle)             5.500             07/01/2019           6,508,904
--------------------------------------------------------------------------------------------------------------------------------
        3,670,000       New Rochelle IDA (Soundview Apartments)                5.375             04/01/2036           3,840,875
--------------------------------------------------------------------------------------------------------------------------------
        4,630,000       Newark-Wayne Community Hospital                        5.875             01/15/2033           4,637,269
--------------------------------------------------------------------------------------------------------------------------------
        2,195,000       Newark-Wayne Community Hospital                        7.600             09/01/2015           2,198,205
--------------------------------------------------------------------------------------------------------------------------------
          500,000       Niagara County IDA (Affinity Foxwood Place)            5.000             07/20/2038             507,125
--------------------------------------------------------------------------------------------------------------------------------
        2,810,000       Niagara County IDA (Affinity Foxwood Place)            5.000             07/20/2048           2,835,824
--------------------------------------------------------------------------------------------------------------------------------
        3,300,000       Niagara County IDA (American Ref-Fuel Company) 3       5.550             11/15/2024           3,443,682
--------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Niagara County IDA (Niagara University)                5.350             11/01/2023           1,606,965
--------------------------------------------------------------------------------------------------------------------------------
        5,400,000       Niagara County IDA (Niagara University) 3              5.400             11/01/2031           5,674,104
--------------------------------------------------------------------------------------------------------------------------------
          850,000       Niagara County IDA (Sevenson Hotel)                    6.600             05/01/2007             850,357
--------------------------------------------------------------------------------------------------------------------------------
        6,500,000       Niagara County IDA (Solid Waste Disposal)              5.625             11/15/2024           6,810,115
--------------------------------------------------------------------------------------------------------------------------------
           20,000       Niagara County Tobacco Asset Securitization Corp.      5.750             05/15/2022              20,910
--------------------------------------------------------------------------------------------------------------------------------
        1,395,000       Niagara County Tobacco Asset Securitization Corp.      6.250             05/15/2034           1,479,997
--------------------------------------------------------------------------------------------------------------------------------
        6,295,000       Niagara County Tobacco Asset Securitization Corp.      6.250             05/15/2040           6,678,554
--------------------------------------------------------------------------------------------------------------------------------
          295,000       Niagara Frontier Transportation Authority
                        (Buffalo Niagara International Airport)                5.000             04/01/2028             299,478
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Niagara Frontier Transportation Authority
                        (Buffalo Niagara International Airport)                5.625             04/01/2029              26,048
--------------------------------------------------------------------------------------------------------------------------------
          715,000       North Babylon Volunteer Fire Company                   5.750             08/01/2022             740,697
--------------------------------------------------------------------------------------------------------------------------------
        1,555,000       North Country Devel. Authority (Clarkson
                        University)                                            5.500             07/01/2019           1,610,374
--------------------------------------------------------------------------------------------------------------------------------


                          7 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       3,145,000       North Country Devel. Authority (Clarkson
                        University)                                            5.500%            07/01/2029     $     3,253,219
--------------------------------------------------------------------------------------------------------------------------------
          135,000       North Tonawanda HDC (Bishop Gibbons Associates)        6.800             12/15/2007             136,361
--------------------------------------------------------------------------------------------------------------------------------
        3,295,000       North Tonawanda HDC (Bishop Gibbons Associates)        7.375             12/15/2021           3,732,807
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Nunda GO                                               8.000             05/01/2010              27,611
--------------------------------------------------------------------------------------------------------------------------------
       86,885,000       NY Convention Center Devel. Corp. (Hotel Unit Fee)     5.000             11/15/2044          91,301,365
--------------------------------------------------------------------------------------------------------------------------------
       11,640,000       NY Counties Tobacco Trust I 5                          6.250             06/01/2028          12,367,927
--------------------------------------------------------------------------------------------------------------------------------
        5,920,000       NY Counties Tobacco Trust I 5                          6.500             06/01/2035           6,327,918
--------------------------------------------------------------------------------------------------------------------------------
          315,000       NY Counties Tobacco Trust I                            6.500             06/01/2035             336,704
--------------------------------------------------------------------------------------------------------------------------------
        1,295,000       NY Counties Tobacco Trust I (TASC) Fixed Receipts      6.225             06/01/2028           1,375,989
--------------------------------------------------------------------------------------------------------------------------------
       19,230,000       NY Counties Tobacco Trust I P-Floats 5                 6.250             12/01/2022          20,684,461
--------------------------------------------------------------------------------------------------------------------------------
       29,805,000       NY Counties Tobacco Trust II 5                         5.625             06/01/2035          31,198,597
--------------------------------------------------------------------------------------------------------------------------------
       53,855,000       NY Counties Tobacco Trust II 5                         5.750             06/01/2043          56,586,272
--------------------------------------------------------------------------------------------------------------------------------
          245,000       NY Counties Tobacco Trust III                          6.000             06/01/2043             263,973
--------------------------------------------------------------------------------------------------------------------------------
       31,605,000       NY Counties Tobacco Trust IV 5                         5.000             06/01/2045          31,902,798
--------------------------------------------------------------------------------------------------------------------------------
        7,000,000       NY Counties Tobacco Trust IV                           5.000             06/01/2038           7,070,140
--------------------------------------------------------------------------------------------------------------------------------
       45,025,000       NY Counties Tobacco Trust IV 5                         5.000             06/01/2042          45,445,937
--------------------------------------------------------------------------------------------------------------------------------
      131,335,000       NY Counties Tobacco Trust IV                           5.920 2           06/01/2050          10,808,871
--------------------------------------------------------------------------------------------------------------------------------
      304,690,000       NY Counties Tobacco Trust IV                           6.395 2           06/01/2055          15,015,123
--------------------------------------------------------------------------------------------------------------------------------
      608,700,000       NY Counties Tobacco Trust IV                           6.816 2           06/01/2060          17,329,689
--------------------------------------------------------------------------------------------------------------------------------
        2,360,000       NY Counties Tobacco Trust IV (TASC) 3                  5.000             06/01/2042           2,382,066
--------------------------------------------------------------------------------------------------------------------------------
       82,500,000       NY Counties Tobacco Trust IV (TASC)                    0.000 8           06/01/2041          68,993,100
--------------------------------------------------------------------------------------------------------------------------------
       82,500,000       NY Counties Tobacco Trust IV (TASC)                    6.650             06/01/2041          13,587,750
--------------------------------------------------------------------------------------------------------------------------------
      212,995,000       NY Counties Tobacco Trust V                            6.043 2           06/01/2038          34,758,654
--------------------------------------------------------------------------------------------------------------------------------
      522,925,000       NY Counties Tobacco Trust V                            6.147 2           06/01/2050          40,040,367
--------------------------------------------------------------------------------------------------------------------------------
      643,195,000       NY Counties Tobacco Trust V                            6.850 2           06/01/2055          26,615,409
--------------------------------------------------------------------------------------------------------------------------------
    3,845,000,000       NY Counties Tobacco Trust V                            7.846 2           06/01/2060          70,171,250
--------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NY Liberty Devel. Corp. (National Sports Museum)       6.125             02/15/2019           2,635,475
--------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                                 0.000 8           03/15/2029              22,842
--------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                                 5.000             06/01/2020              15,880
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                                 5.000             03/15/2021               5,126
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                                 5.000             06/01/2022           5,279,250
--------------------------------------------------------------------------------------------------------------------------------
          900,000       NYC GO                                                 5.000             08/01/2022             951,120
--------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYC GO                                                 5.000             03/01/2023          10,537,300
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                                 5.000             06/01/2023           5,303,500
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                                 5.000             08/01/2023           5,294,350
--------------------------------------------------------------------------------------------------------------------------------
        6,650,000       NYC GO                                                 5.000             09/01/2023           7,026,191
--------------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC GO                                                 5.000             01/01/2024           4,248,720
--------------------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC GO                                                 5.000             03/01/2024           6,314,160
--------------------------------------------------------------------------------------------------------------------------------
       12,400,000       NYC GO                                                 5.000             04/01/2024          13,122,920
--------------------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC GO                                                 5.000             06/01/2024           6,309,600
--------------------------------------------------------------------------------------------------------------------------------
        9,305,000       NYC GO                                                 5.000             08/01/2024           9,838,735
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                                 5.000             08/01/2024           5,273,200
--------------------------------------------------------------------------------------------------------------------------------
       25,000,000       NYC GO                                                 5.000             08/01/2024          26,500,500
--------------------------------------------------------------------------------------------------------------------------------
        8,250,000       NYC GO                                                 5.000             01/01/2025           8,749,455
--------------------------------------------------------------------------------------------------------------------------------
       12,155,000       NYC GO                                                 5.000             02/01/2025          12,895,969
--------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC GO                                                 5.000             03/01/2025              25,991
--------------------------------------------------------------------------------------------------------------------------------


                          8 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       7,475,000       NYC GO                                                 5.000%            03/01/2025     $     7,856,076
--------------------------------------------------------------------------------------------------------------------------------
       21,620,000       NYC GO                                                 5.000             04/01/2025          22,847,367
--------------------------------------------------------------------------------------------------------------------------------
       17,515,000       NYC GO                                                 5.000             06/01/2025          18,523,339
--------------------------------------------------------------------------------------------------------------------------------
        5,700,000       NYC GO                                                 5.000             08/01/2025           6,018,345
--------------------------------------------------------------------------------------------------------------------------------
       51,105,000       NYC GO                                                 5.000             08/01/2025          54,091,065
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC GO                                                 5.000             09/01/2025           5,268,350
--------------------------------------------------------------------------------------------------------------------------------
        3,205,000       NYC GO                                                 5.000             11/01/2025           3,366,788
--------------------------------------------------------------------------------------------------------------------------------
       25,500,000       NYC GO                                                 5.000             01/01/2026          27,001,950
--------------------------------------------------------------------------------------------------------------------------------
        2,655,000       NYC GO                                                 5.000             02/01/2026           2,812,468
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC GO                                                 5.000             04/01/2026           3,150,240
--------------------------------------------------------------------------------------------------------------------------------
       22,025,000       NYC GO                                                 5.000             04/01/2026          23,241,661
--------------------------------------------------------------------------------------------------------------------------------
        6,965,000       NYC GO                                                 5.000             06/01/2026           7,355,179
--------------------------------------------------------------------------------------------------------------------------------
        8,760,000       NYC GO                                                 5.000             08/01/2026           9,236,018
--------------------------------------------------------------------------------------------------------------------------------
       23,705,000       NYC GO                                                 5.000             08/01/2026          25,052,629
--------------------------------------------------------------------------------------------------------------------------------
        3,600,000       NYC GO                                                 5.000             08/01/2027           3,792,888
--------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYC GO                                                 5.000             08/01/2028           2,633,950
--------------------------------------------------------------------------------------------------------------------------------
       35,000,000       NYC GO                                                 5.000             08/01/2028          36,962,100
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                                 5.000             08/15/2028               5,142
--------------------------------------------------------------------------------------------------------------------------------
          105,000       NYC GO                                                 5.000             08/15/2028             107,182
--------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                                 5.000             09/15/2028              20,822
--------------------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC GO                                                 5.000             11/01/2028           6,291,000
--------------------------------------------------------------------------------------------------------------------------------
          365,000       NYC GO                                                 5.000             03/15/2029             373,344
--------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                                 5.000             03/15/2029              20,491
--------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC GO                                                 5.000             03/15/2029              31,075
--------------------------------------------------------------------------------------------------------------------------------
        8,000,000       NYC GO                                                 5.000             06/01/2029           8,441,920
--------------------------------------------------------------------------------------------------------------------------------
          350,000       NYC GO                                                 5.000             10/15/2029             364,543
--------------------------------------------------------------------------------------------------------------------------------
       74,735,000       NYC GO                                                 5.000             03/01/2030          78,391,036
--------------------------------------------------------------------------------------------------------------------------------
       20,000,000       NYC GO                                                 5.000             04/01/2030          20,987,800
--------------------------------------------------------------------------------------------------------------------------------
       46,570,000       NYC GO                                                 5.000             06/01/2030          48,907,814
--------------------------------------------------------------------------------------------------------------------------------
       37,855,000       NYC GO                                                 5.000             08/01/2030          39,787,498
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC GO                                                 5.000             08/01/2030           2,107,160
--------------------------------------------------------------------------------------------------------------------------------
       16,905,000       NYC GO                                                 5.000             06/01/2031          17,833,592
--------------------------------------------------------------------------------------------------------------------------------
       25,910,000       NYC GO                                                 5.000             08/01/2031          27,350,337
--------------------------------------------------------------------------------------------------------------------------------
           60,000       NYC GO                                                 5.000             03/01/2033              62,220
--------------------------------------------------------------------------------------------------------------------------------
       55,475,000       NYC GO                                                 5.000             06/01/2033          58,181,625
--------------------------------------------------------------------------------------------------------------------------------
          115,000       NYC GO                                                 5.000             10/15/2033             119,646
--------------------------------------------------------------------------------------------------------------------------------
       12,455,000       NYC GO                                                 5.000             12/01/2033          13,031,168
--------------------------------------------------------------------------------------------------------------------------------
       30,150,000       NYC GO                                                 5.000             11/01/2034          31,556,498
--------------------------------------------------------------------------------------------------------------------------------
       30,000,000       NYC GO                                                 5.000             03/01/2035          31,406,100
--------------------------------------------------------------------------------------------------------------------------------
       34,405,000       NYC GO                                                 5.000             04/01/2035          36,033,045
--------------------------------------------------------------------------------------------------------------------------------
        5,400,000       NYC GO                                                 5.000             08/01/2035           5,664,114
--------------------------------------------------------------------------------------------------------------------------------
        4,605,000       NYC GO                                                 5.000             08/01/2036           4,852,289
--------------------------------------------------------------------------------------------------------------------------------
           60,000       NYC GO                                                 5.100             11/01/2019              62,914
--------------------------------------------------------------------------------------------------------------------------------
        5,285,000       NYC GO                                                 5.100             08/15/2027           5,566,955
--------------------------------------------------------------------------------------------------------------------------------
        1,955,000       NYC GO                                                 5.250             08/01/2021           1,985,127
--------------------------------------------------------------------------------------------------------------------------------
        3,710,000       NYC GO                                                 5.250             10/15/2021           3,962,428
--------------------------------------------------------------------------------------------------------------------------------
          265,000       NYC GO                                                 5.250             08/15/2023             271,742
--------------------------------------------------------------------------------------------------------------------------------
          530,000       NYC GO                                                 5.250             08/01/2024             540,314
--------------------------------------------------------------------------------------------------------------------------------
       29,610,000       NYC GO                                                 5.250             06/01/2027          31,173,112
--------------------------------------------------------------------------------------------------------------------------------
        4,085,000       NYC GO                                                 5.250             06/01/2028           4,335,125
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                                 5.250             09/15/2033           1,062,610
--------------------------------------------------------------------------------------------------------------------------------
        1,735,000       NYC GO                                                 5.375             08/01/2017           1,760,123
--------------------------------------------------------------------------------------------------------------------------------


                          9 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$           5,000       NYC GO                                                 5.375%            12/01/2026     $         5,290
--------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                                 5.375             03/01/2027              16,370
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                                 5.375             03/01/2027               5,344
--------------------------------------------------------------------------------------------------------------------------------
          515,000       NYC GO                                                 5.375             08/01/2027             528,977
--------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                                 5.375             11/15/2027              50,962
--------------------------------------------------------------------------------------------------------------------------------
       37,945,000       NYC GO                                                 5.375             06/01/2032          40,203,107
--------------------------------------------------------------------------------------------------------------------------------
       11,500,000       NYC GO                                                 5.500             08/01/2020          12,466,460
--------------------------------------------------------------------------------------------------------------------------------
       11,860,000       NYC GO                                                 5.500             08/01/2021          12,856,714
--------------------------------------------------------------------------------------------------------------------------------
          405,000       NYC GO                                                 5.500             06/01/2028             440,681
--------------------------------------------------------------------------------------------------------------------------------
          850,000       NYC GO                                                 5.500             06/01/2028             907,282
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                                 5.500             12/01/2031               5,340
--------------------------------------------------------------------------------------------------------------------------------
        3,705,000       NYC GO                                                 5.500             11/15/2037           3,777,470
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                                 5.950             08/01/2014               5,186
--------------------------------------------------------------------------------------------------------------------------------
       12,880,000       NYC GO                                                 6.000             01/15/2021          14,248,114
--------------------------------------------------------------------------------------------------------------------------------
           40,000       NYC GO                                                 6.154 2           10/01/2012              32,446
--------------------------------------------------------------------------------------------------------------------------------
          200,000       NYC GO                                                 6.343 2           05/15/2012             164,412
--------------------------------------------------------------------------------------------------------------------------------
          335,000       NYC GO                                                 6.350             05/15/2014             347,512
--------------------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                                 7.000             02/01/2010              20,206
--------------------------------------------------------------------------------------------------------------------------------
           15,000       NYC GO                                                 7.250             08/15/2024              15,040
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                                 7.750             08/15/2028               5,071
--------------------------------------------------------------------------------------------------------------------------------
          100,000       NYC GO DIAMONDS                                        0.000 8           08/01/2025              99,416
--------------------------------------------------------------------------------------------------------------------------------
          150,000       NYC GO PRAMS                                           0.000 8           08/01/2022             149,154
--------------------------------------------------------------------------------------------------------------------------------
          837,000       NYC GO RIBS                                            8.370 9           09/01/2011             850,158
--------------------------------------------------------------------------------------------------------------------------------
          837,000       NYC GO RIBS                                            8.717 9           08/12/2010             850,275
--------------------------------------------------------------------------------------------------------------------------------
        1,045,000       NYC HDC (Barclay Avenue)                               6.450             04/01/2017           1,056,495
--------------------------------------------------------------------------------------------------------------------------------
        4,055,000       NYC HDC (Barclay Avenue)                               6.600             04/01/2033           4,099,767
--------------------------------------------------------------------------------------------------------------------------------
          330,410       NYC HDC (Bay Towers)                                   6.500             08/15/2017             330,972
--------------------------------------------------------------------------------------------------------------------------------
           59,051       NYC HDC (Beekman)                                      6.500             10/15/2017              59,637
--------------------------------------------------------------------------------------------------------------------------------
          343,190       NYC HDC (Bridgeview III)                               6.500             12/15/2017             361,125
--------------------------------------------------------------------------------------------------------------------------------
          971,794       NYC HDC (Cadman Towers)                                6.500             11/15/2018           1,022,609
--------------------------------------------------------------------------------------------------------------------------------
          138,151       NYC HDC (Candia House)                                 6.500             06/15/2018             145,357
--------------------------------------------------------------------------------------------------------------------------------
          229,762       NYC HDC (Contello III)                                 7.000             12/15/2018             241,824
--------------------------------------------------------------------------------------------------------------------------------
          810,989       NYC HDC (Court Plaza)                                  6.500             08/15/2017             812,367
--------------------------------------------------------------------------------------------------------------------------------
        2,691,418       NYC HDC (East Midtown Plaza)                           6.500             11/15/2018           2,696,021
--------------------------------------------------------------------------------------------------------------------------------
           62,561       NYC HDC (Essex Terrace)                                6.500             07/15/2018              62,662
--------------------------------------------------------------------------------------------------------------------------------
          368,464       NYC HDC (Forest Park Crescent)                         6.500             12/15/2017             387,672
--------------------------------------------------------------------------------------------------------------------------------
          296,950       NYC HDC (Kingsbridge Arms)                             6.500             08/15/2017             297,455
--------------------------------------------------------------------------------------------------------------------------------
        3,450,000       NYC HDC (Linden Boulevard Apartments)                  4.750             01/15/2039           3,435,717
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC HDC (Multifamily Hsg.)                             4.700             11/01/2040           5,021,650
--------------------------------------------------------------------------------------------------------------------------------
        3,365,000       NYC HDC (Multifamily Hsg.)                             4.750             11/01/2035           3,418,234
--------------------------------------------------------------------------------------------------------------------------------
        3,185,000       NYC HDC (Multifamily Hsg.)                             5.050             11/01/2039           3,240,355
--------------------------------------------------------------------------------------------------------------------------------
        8,500,000       NYC HDC (Multifamily Hsg.)                             5.250             11/01/2030           8,943,360
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC HDC (Multifamily Hsg.), Series A                   5.500             11/01/2034           3,101,160
--------------------------------------------------------------------------------------------------------------------------------
       10,470,000       NYC HDC (Multifamily Hsg.), Series A                   5.600             11/01/2042          10,886,183
--------------------------------------------------------------------------------------------------------------------------------
       31,900,000       NYC HDC (Multifamily Hsg.), Series B 6                 5.350             05/01/2049          33,927,564
--------------------------------------------------------------------------------------------------------------------------------
       11,250,000       NYC HDC (Multifamily Hsg.), Series C                   5.050             11/01/2036          11,725,313
--------------------------------------------------------------------------------------------------------------------------------
        8,365,000       NYC HDC (Multifamily Hsg.), Series C                   5.125             05/01/2040           8,607,501
--------------------------------------------------------------------------------------------------------------------------------
          385,000       NYC HDC (Multifamily Hsg.), Series C                   5.700             05/01/2031             396,642
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC HDC (Multifamily Hsg.), Series E                   5.200             11/01/2033           1,024,670
--------------------------------------------------------------------------------------------------------------------------------
       11,000,000       NYC HDC (Multifamily Hsg.), Series E-1                 4.950             11/01/2033          11,440,220
--------------------------------------------------------------------------------------------------------------------------------


                         10 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       2,155,000       NYC HDC (Multifamily Hsg.), Series F                   5.200%            11/01/2032     $     2,209,651
--------------------------------------------------------------------------------------------------------------------------------
        3,515,000       NYC HDC (Multifamily Hsg.), Series G-1                 4.750             11/01/2027           3,573,103
--------------------------------------------------------------------------------------------------------------------------------
       11,930,000       NYC HDC (Multifamily Hsg.), Series G-1                 4.875             11/01/2039          12,020,429
--------------------------------------------------------------------------------------------------------------------------------
        1,345,000       NYC HDC (Multifamily Hsg.), Series H-2                 5.200             11/01/2038           1,372,640
--------------------------------------------------------------------------------------------------------------------------------
        3,400,000       NYC HDC (Multifamily Hsg.), Series H-2                 5.250             05/01/2046           3,466,708
--------------------------------------------------------------------------------------------------------------------------------
       15,510,000       NYC HDC (Multifamily Hsg.), Series I-2                 5.200             11/01/2038          15,848,428
--------------------------------------------------------------------------------------------------------------------------------
       15,000,000       NYC HDC (Progress of Peoples Devel.)                   4.950             05/15/2036          15,250,950
--------------------------------------------------------------------------------------------------------------------------------
        2,765,000       NYC HDC (Seaview Towers)                               4.750             07/15/2039           2,753,498
--------------------------------------------------------------------------------------------------------------------------------
          278,976       NYC HDC (St. Martin Tower)                             6.500             11/15/2018             293,564
--------------------------------------------------------------------------------------------------------------------------------
        1,279,406       NYC HDC (Tivoli Towers)                                6.500             01/15/2018           1,345,334
--------------------------------------------------------------------------------------------------------------------------------
          190,350       NYC HDC (Westview Apartments)                          6.500             10/15/2017             190,674
--------------------------------------------------------------------------------------------------------------------------------
        2,750,000       NYC HDC, Series C                                      5.000             11/01/2026           2,834,068
--------------------------------------------------------------------------------------------------------------------------------
       23,500,000       NYC Health & Hospital Corp. 5                          5.000             02/15/2020          24,290,775
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC Health & Hospital Corp.                            5.375             02/15/2026           1,046,770
--------------------------------------------------------------------------------------------------------------------------------
        1,165,000       NYC IDA (A Very Special Place)                         5.750             01/01/2029           1,179,318
--------------------------------------------------------------------------------------------------------------------------------
        3,535,000       NYC IDA (Acme Architectural Products)                  6.375             11/01/2019           3,561,265
--------------------------------------------------------------------------------------------------------------------------------
       37,475,000       NYC IDA (AIRIS JFK I/JFK International Airport)        5.500             07/01/2028          39,173,367
--------------------------------------------------------------------------------------------------------------------------------
       22,745,000       NYC IDA (AIRIS JFK I/JFK International Airport)        6.000             07/01/2027          23,466,926
--------------------------------------------------------------------------------------------------------------------------------
          280,000       NYC IDA (Allied Metal)                                 6.375             12/01/2014             286,566
--------------------------------------------------------------------------------------------------------------------------------
          940,000       NYC IDA (Allied Metal)                                 7.125             12/01/2027             970,644
--------------------------------------------------------------------------------------------------------------------------------
        3,250,000       NYC IDA (Amboy Properties)                             6.750             06/01/2020           3,208,205
--------------------------------------------------------------------------------------------------------------------------------
        2,835,000       NYC IDA (American Airlines) 3                          5.400             07/01/2019           2,837,438
--------------------------------------------------------------------------------------------------------------------------------
       31,870,000       NYC IDA (American Airlines)                            5.400             07/01/2020          31,897,408
--------------------------------------------------------------------------------------------------------------------------------
       38,870,000       NYC IDA (American Airlines)                            6.900             08/01/2024          39,219,830
--------------------------------------------------------------------------------------------------------------------------------
       14,250,000       NYC IDA (American Airlines)                            7.625             08/01/2025          17,211,293
--------------------------------------------------------------------------------------------------------------------------------
       25,000,000       NYC IDA (American Airlines)                            7.750             08/01/2031          30,351,250
--------------------------------------------------------------------------------------------------------------------------------
      331,800,000       NYC IDA (American Airlines)                            8.500             08/01/2028         392,220,780
--------------------------------------------------------------------------------------------------------------------------------
        3,530,000       NYC IDA (American National Red Cross)                  5.000             02/01/2036           3,727,151
--------------------------------------------------------------------------------------------------------------------------------
          250,000       NYC IDA (Atlantic Paste & Glue Company)                6.000             11/01/2007             250,698
--------------------------------------------------------------------------------------------------------------------------------
        4,620,000       NYC IDA (Atlantic Paste & Glue Company)                6.625             11/01/2019           4,771,259
--------------------------------------------------------------------------------------------------------------------------------
        1,160,000       NYC IDA (Atlantic Veal & Lamb)                         8.375             12/01/2016           1,198,454
--------------------------------------------------------------------------------------------------------------------------------
          460,000       NYC IDA (Baco Enterprises)                             7.500             11/01/2011             478,750
--------------------------------------------------------------------------------------------------------------------------------
        1,685,000       NYC IDA (Baco Enterprises)                             8.500             11/01/2021           1,791,930
--------------------------------------------------------------------------------------------------------------------------------
           80,000       NYC IDA (Bark Frameworks)                              6.000             11/01/2007              79,665
--------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC IDA (Bark Frameworks)                              6.750             11/01/2019           1,456,050
--------------------------------------------------------------------------------------------------------------------------------
       10,480,000       NYC IDA (Berkeley Carroll School)                      6.100             11/01/2028          10,524,016
--------------------------------------------------------------------------------------------------------------------------------
        5,500,000       NYC IDA (Beth Abraham Health Services)                 6.500             02/15/2022           5,931,970
--------------------------------------------------------------------------------------------------------------------------------
        1,035,000       NYC IDA (Beth Abraham Health Services)                 6.500             11/15/2027           1,122,561
--------------------------------------------------------------------------------------------------------------------------------
        4,220,000       NYC IDA (Beth Abraham Health Services)                 6.500             11/15/2034           4,549,033
--------------------------------------------------------------------------------------------------------------------------------
       50,445,000       NYC IDA (British Airways)                              5.250             12/01/2032          50,398,591
--------------------------------------------------------------------------------------------------------------------------------
       34,165,000       NYC IDA (British Airways)                              7.625             12/01/2032          38,243,618
--------------------------------------------------------------------------------------------------------------------------------
       85,800,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                              5.650             10/01/2028          86,724,066
--------------------------------------------------------------------------------------------------------------------------------
      143,520,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                              5.750             10/01/2036         145,605,346
--------------------------------------------------------------------------------------------------------------------------------
       21,140,000       NYC IDA (Brooklyn Navy Yard Cogeneration
                        Partners)                                              6.200             10/01/2022          23,052,113
--------------------------------------------------------------------------------------------------------------------------------
       16,205,000       NYC IDA (Calhoun School)                               6.625             12/01/2034          17,891,616
--------------------------------------------------------------------------------------------------------------------------------
        4,145,000       NYC IDA (Calhoun School)                               6.625             12/01/2034           4,638,131
--------------------------------------------------------------------------------------------------------------------------------
        2,895,000       NYC IDA (Center for Elimination of Family
                        Violence)                                              7.375             11/01/2036           2,964,422
--------------------------------------------------------------------------------------------------------------------------------
        3,600,000       NYC IDA (Center for Nursing/Rehabilitation)            5.375             08/01/2027           3,666,924
--------------------------------------------------------------------------------------------------------------------------------


                         11 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       1,000,000       NYC IDA (Center for Nursing/Rehabilitation)            5.375%            08/01/2027     $     1,018,590
--------------------------------------------------------------------------------------------------------------------------------
       29,135,000       NYC IDA (Chapin School)                                5.000             11/01/2038          29,234,059
--------------------------------------------------------------------------------------------------------------------------------
        2,235,000       NYC IDA (Chardan Corp.)                                7.750             11/01/2020           2,255,987
--------------------------------------------------------------------------------------------------------------------------------
        2,505,000       NYC IDA (College of New Rochelle)                      5.750             09/01/2017           2,570,831
--------------------------------------------------------------------------------------------------------------------------------
        2,975,000       NYC IDA (College of New Rochelle)                      5.800             09/01/2026           3,056,247
--------------------------------------------------------------------------------------------------------------------------------
        1,690,000       NYC IDA (Community Hospital of Brooklyn)               6.875             11/01/2010           1,708,539
--------------------------------------------------------------------------------------------------------------------------------
        1,490,000       NYC IDA (Comprehensive Care Management)                6.000             05/01/2026           1,549,034
--------------------------------------------------------------------------------------------------------------------------------
        3,145,000       NYC IDA (Comprehensive Care Management)                6.125             11/01/2035           3,267,278
--------------------------------------------------------------------------------------------------------------------------------
        3,975,000       NYC IDA (Comprehensive Care Management)                6.375             11/01/2028           4,090,633
--------------------------------------------------------------------------------------------------------------------------------
        1,575,000       NYC IDA (Comprehensive Care Management)                6.375             11/01/2028           1,617,273
--------------------------------------------------------------------------------------------------------------------------------
        1,770,000       NYC IDA (Comprehensive Care Management)                7.875             12/01/2016           1,826,286
--------------------------------------------------------------------------------------------------------------------------------
          960,000       NYC IDA (Comprehensive Care Management)                8.000             12/01/2011             962,064
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Continental Airlines)                         7.250             11/01/2008           1,022,120
--------------------------------------------------------------------------------------------------------------------------------
        4,685,000       NYC IDA (Continental Airlines)                         8.375             11/01/2016           5,208,502
--------------------------------------------------------------------------------------------------------------------------------
          195,000       NYC IDA (Dioni)                                        6.000             11/01/2007             195,796
--------------------------------------------------------------------------------------------------------------------------------
        3,600,000       NYC IDA (Dioni)                                        6.625             11/01/2019           3,724,632
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Eger Harbor House)                            5.875             05/20/2044           1,117,070
--------------------------------------------------------------------------------------------------------------------------------
        5,500,000       NYC IDA (Family Support Systems)                       7.500             11/01/2034           5,715,930
--------------------------------------------------------------------------------------------------------------------------------
        7,315,000       NYC IDA (Friends Seminary School)                      7.125             09/15/2031           7,855,579
--------------------------------------------------------------------------------------------------------------------------------
        3,280,000       NYC IDA (Gabrielli Truck Sales)                        8.125             12/01/2017           3,411,758
--------------------------------------------------------------------------------------------------------------------------------
        2,265,000       NYC IDA (Gateway School of New York)                   6.500             11/01/2019           2,412,134
--------------------------------------------------------------------------------------------------------------------------------
       14,350,000       NYC IDA (General Motors Corp.)                         5.125             12/30/2023          13,617,146
--------------------------------------------------------------------------------------------------------------------------------
        1,900,000       NYC IDA (Global Country World Peace)                   7.250             11/01/2025           1,930,457
--------------------------------------------------------------------------------------------------------------------------------
        1,800,000       NYC IDA (Global Country World Peace)                   7.250             11/01/2025           1,800,180
--------------------------------------------------------------------------------------------------------------------------------
        2,175,000       NYC IDA (Good Shepherd Services)                       5.875             06/01/2014           2,243,426
--------------------------------------------------------------------------------------------------------------------------------
        4,470,000       NYC IDA (Gourmet Boutique)                             5.750             05/01/2021           4,472,593
--------------------------------------------------------------------------------------------------------------------------------
          180,000       NYC IDA (Herbert G. Birch Childhood Project)           7.375             02/01/2009             181,667
--------------------------------------------------------------------------------------------------------------------------------
        2,195,000       NYC IDA (Herbert G. Birch Childhood Project)           8.375             02/01/2022           2,261,026
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Independent Living Assoc.)                    6.200             07/01/2020           1,021,560
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (Institute of International Education)         5.250             09/01/2021           1,047,870
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC IDA (Institute of International Education)         5.250             09/01/2031           3,135,360
--------------------------------------------------------------------------------------------------------------------------------
        2,250,000       NYC IDA (JetBlue Airways Corp.)                        5.000             05/15/2020           2,228,535
--------------------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC IDA (JetBlue Airways Corp.)                        5.125             05/15/2030           3,984,200
--------------------------------------------------------------------------------------------------------------------------------
        1,605,000       NYC IDA (Julia Gray)                                   7.500             11/01/2020           1,690,354
--------------------------------------------------------------------------------------------------------------------------------
          780,000       NYC IDA (Just Bagels Manufacturing)                    8.500             11/01/2016             854,474
--------------------------------------------------------------------------------------------------------------------------------
        1,010,000       NYC IDA (Just Bagels Manufacturing)                    8.750             11/01/2026           1,102,960
--------------------------------------------------------------------------------------------------------------------------------
          920,000       NYC IDA (L&M Optical Disc)                             7.125             11/01/2010             921,049
--------------------------------------------------------------------------------------------------------------------------------
        7,000,000       NYC IDA (Liberty-7 World Trade Center) 1               6.750             03/01/2015           7,503,930
--------------------------------------------------------------------------------------------------------------------------------
       45,500,000       NYC IDA (Liberty-IAC/Interactive Corp.)                5.000             09/01/2035          47,097,505
--------------------------------------------------------------------------------------------------------------------------------
        3,025,000       NYC IDA (Little Red Schoolhouse)                       6.750             11/01/2018           3,179,215
--------------------------------------------------------------------------------------------------------------------------------
          300,000       NYC IDA (Lucky Polyethylene Manufacturing
                        Company)                                               7.000             11/01/2009             297,327
--------------------------------------------------------------------------------------------------------------------------------
        2,995,000       NYC IDA (Lucky Polyethylene Manufacturing
                        Company)                                               7.800             11/01/2024           2,982,511
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC IDA (Lycee Francais De New York)                   5.375             06/01/2023           2,102,920
--------------------------------------------------------------------------------------------------------------------------------
       23,000,000       NYC IDA (Magen David Yeshivah)                         5.700             06/15/2027          24,708,670
--------------------------------------------------------------------------------------------------------------------------------
          680,000       NYC IDA (Marymount School of New York)                 5.125             09/01/2021             705,167
--------------------------------------------------------------------------------------------------------------------------------
        4,010,000       NYC IDA (Marymount School of New York)                 5.250             09/01/2031           4,257,377
--------------------------------------------------------------------------------------------------------------------------------
       18,965,000       NYC IDA (MediSys Health Network)                       6.250             03/15/2024          18,159,367
--------------------------------------------------------------------------------------------------------------------------------
        1,450,000       NYC IDA (Mesorah Publications)                         6.450             02/01/2011           1,489,919
--------------------------------------------------------------------------------------------------------------------------------
        4,790,000       NYC IDA (Mesorah Publications)                         6.950             02/01/2021           5,011,346
--------------------------------------------------------------------------------------------------------------------------------


                         12 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       3,100,000       NYC IDA (Metropolitan College of New York)             5.750%            03/01/2020     $     3,084,469
--------------------------------------------------------------------------------------------------------------------------------
        2,275,000       NYC IDA (Morrisons Pastry)                             6.500             11/01/2019           2,300,184
--------------------------------------------------------------------------------------------------------------------------------
          375,000       NYC IDA (NYC Outward Bound Center)                     7.250             11/01/2010             375,698
--------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC IDA (NYU)                                          5.000             07/01/2041              25,706
--------------------------------------------------------------------------------------------------------------------------------
          150,000       NYC IDA (Paradise Products)                            7.125             11/01/2007             150,896
--------------------------------------------------------------------------------------------------------------------------------
        4,475,000       NYC IDA (Paradise Products)                            8.250             11/01/2022           4,642,678
--------------------------------------------------------------------------------------------------------------------------------
          245,000       NYC IDA (Petrocelli Electric)                          7.250             11/01/2007             247,521
--------------------------------------------------------------------------------------------------------------------------------
          115,000       NYC IDA (Petrocelli Electric)                          7.250             11/01/2008             117,798
--------------------------------------------------------------------------------------------------------------------------------
        3,780,000       NYC IDA (Petrocelli Electric)                          8.000             11/01/2017           3,922,960
--------------------------------------------------------------------------------------------------------------------------------
          940,000       NYC IDA (Petrocelli Electric)                          8.000             11/01/2018             987,536
--------------------------------------------------------------------------------------------------------------------------------
        6,410,000       NYC IDA (Polytechnic University) 3                     6.000             11/01/2020           6,681,079
--------------------------------------------------------------------------------------------------------------------------------
       34,050,000       NYC IDA (Polytechnic University)                       6.125             11/01/2030          35,514,150
--------------------------------------------------------------------------------------------------------------------------------
        2,240,000       NYC IDA (Precision Gear)                               6.375             11/01/2024           2,283,322
--------------------------------------------------------------------------------------------------------------------------------
        1,910,000       NYC IDA (Precision Gear)                               6.375             11/01/2024           1,946,939
--------------------------------------------------------------------------------------------------------------------------------
          930,000       NYC IDA (Precision Gear)                               7.625             11/01/2024             992,403
--------------------------------------------------------------------------------------------------------------------------------
        4,100,000       NYC IDA (PSCH)                                         6.375             07/01/2033           4,400,694
--------------------------------------------------------------------------------------------------------------------------------
        8,000,000       NYC IDA (Queens Baseball Stadium)                      5.000             01/01/2039           8,477,760
--------------------------------------------------------------------------------------------------------------------------------
       73,625,000       NYC IDA (Queens Baseball Stadium)                      5.000             01/01/2046          77,756,835
--------------------------------------------------------------------------------------------------------------------------------
        6,800,000       NYC IDA (Reece School)                                 7.500             12/01/2037           6,930,152
--------------------------------------------------------------------------------------------------------------------------------
        2,300,000       NYC IDA (Reece School)                                 7.500             12/01/2037           2,300,299
--------------------------------------------------------------------------------------------------------------------------------
        2,390,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)           6.250             11/01/2014           2,357,185
--------------------------------------------------------------------------------------------------------------------------------
        8,595,000       NYC IDA (Riverdale Terrace Hsg. Devel. Fund)           6.750             11/01/2028           8,618,292
--------------------------------------------------------------------------------------------------------------------------------
          795,000       NYC IDA (Sahadi Fine Foods)                            6.250             11/01/2009             801,304
--------------------------------------------------------------------------------------------------------------------------------
        4,085,000       NYC IDA (Sahadi Fine Foods)                            6.750             11/01/2019           4,106,855
--------------------------------------------------------------------------------------------------------------------------------
          875,000       NYC IDA (Services for the Underserved\Young
                        Adult Institute Obligated Group)                       5.000             07/01/2026             911,960
--------------------------------------------------------------------------------------------------------------------------------
        4,380,000       NYC IDA (Showman Fabricators)                          7.500             11/01/2028           4,478,506
--------------------------------------------------------------------------------------------------------------------------------
        3,350,000       NYC IDA (South Bronx Overall Economic Devel.)          8.625             12/01/2025           3,468,523
--------------------------------------------------------------------------------------------------------------------------------
        1,625,000       NYC IDA (Special Needs Facilities Pooled Program)      4.750             07/01/2020           1,660,506
--------------------------------------------------------------------------------------------------------------------------------
        4,255,000       NYC IDA (Special Needs Facilities Pooled Program)      6.650             07/01/2023           4,547,787
--------------------------------------------------------------------------------------------------------------------------------
        7,010,000       NYC IDA (Special Needs Facilities Pooled Program)      7.875             08/01/2025           7,439,853
--------------------------------------------------------------------------------------------------------------------------------
        5,115,000       NYC IDA (St. Bernard's School)                         7.000             12/01/2021           5,282,312
--------------------------------------------------------------------------------------------------------------------------------
        1,550,000       NYC IDA (St. Francis College)                          5.000             10/01/2034           1,609,691
--------------------------------------------------------------------------------------------------------------------------------
        5,760,000       NYC IDA (Stallion)                                     5.500             11/01/2036           5,738,976
--------------------------------------------------------------------------------------------------------------------------------
           10,000       NYC IDA (Staten Island University Hospital)            6.375             07/01/2031              10,618
--------------------------------------------------------------------------------------------------------------------------------
        4,495,000       NYC IDA (Staten Island University Hospital)            6.375             07/01/2031           4,772,746
--------------------------------------------------------------------------------------------------------------------------------
        1,485,000       NYC IDA (Staten Island University Hospital)            6.450             07/01/2032           1,593,286
--------------------------------------------------------------------------------------------------------------------------------
          545,000       NYC IDA (Streamline Plastics)                          7.750             12/01/2015             551,126
--------------------------------------------------------------------------------------------------------------------------------
        1,275,000       NYC IDA (Streamline Plastics)                          8.125             12/01/2025           1,295,260
--------------------------------------------------------------------------------------------------------------------------------
        6,808,500       NYC IDA (Studio School)                                7.000             11/01/2038           6,854,389
--------------------------------------------------------------------------------------------------------------------------------
          865,000       NYC IDA (Surprise Plastics)                            7.500             11/01/2013             844,067
--------------------------------------------------------------------------------------------------------------------------------
        2,480,000       NYC IDA (Surprise Plastics)                            8.500             11/01/2023           2,442,106
--------------------------------------------------------------------------------------------------------------------------------
        5,245,000       NYC IDA (Terminal One Group Assoc.)                    5.500             01/01/2020           5,695,703
--------------------------------------------------------------------------------------------------------------------------------
        7,750,000       NYC IDA (Terminal One Group Assoc.)                    5.500             01/01/2021           8,410,068
--------------------------------------------------------------------------------------------------------------------------------
       11,390,000       NYC IDA (Terminal One Group Assoc.)                    5.500             01/01/2024          12,334,231
--------------------------------------------------------------------------------------------------------------------------------
          380,000       NYC IDA (The Bank Street College)                      5.250             12/01/2021             403,746
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (The Bank Street College)                      5.250             12/01/2030           1,054,810
--------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYC IDA (The Child School)                             7.550             06/01/2033          10,818,900
--------------------------------------------------------------------------------------------------------------------------------
          325,000       NYC IDA (Therapy & Learning Center)                    7.500             10/01/2011             346,158
--------------------------------------------------------------------------------------------------------------------------------
        3,735,000       NYC IDA (Therapy & Learning Center)                    8.250             10/01/2031           4,035,854
--------------------------------------------------------------------------------------------------------------------------------
          250,000       NYC IDA (THR Products Corp.)                           7.250             11/01/2010             256,270
--------------------------------------------------------------------------------------------------------------------------------


                         13 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       1,085,000       NYC IDA (THR Products Corp.)                           8.250%            11/01/2020     $     1,143,709
--------------------------------------------------------------------------------------------------------------------------------
        4,280,000       NYC IDA (Touro College)                                6.350             06/01/2029           4,520,108
--------------------------------------------------------------------------------------------------------------------------------
        4,485,000       NYC IDA (Ulano)                                        6.900             11/01/2019           4,462,799
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC IDA (United Nations School)                        6.350             12/01/2015           1,021,550
--------------------------------------------------------------------------------------------------------------------------------
          620,000       NYC IDA (Urban Health Plan)                            6.250             09/15/2009             632,623
--------------------------------------------------------------------------------------------------------------------------------
        9,830,000       NYC IDA (Urban Health Plan)                            7.050             09/15/2026          10,337,425
--------------------------------------------------------------------------------------------------------------------------------
        3,640,000       NYC IDA (Urban Resource Institute)                     7.375             11/01/2033           3,893,781
--------------------------------------------------------------------------------------------------------------------------------
        1,335,000       NYC IDA (Utleys)                                       7.375             11/01/2023           1,338,564
--------------------------------------------------------------------------------------------------------------------------------
          190,000       NYC IDA (Van Blarcom Closures)                         7.125             11/01/2007             192,103
--------------------------------------------------------------------------------------------------------------------------------
        2,965,000       NYC IDA (Van Blarcom Closures)                         8.000             11/01/2017           3,088,759
--------------------------------------------------------------------------------------------------------------------------------
        2,800,000       NYC IDA (Vaughn College Aeronautics)                   5.000             12/01/2021           2,820,104
--------------------------------------------------------------------------------------------------------------------------------
        1,330,000       NYC IDA (Vaughn College Aeronautics)                   5.000             12/01/2028           1,332,434
--------------------------------------------------------------------------------------------------------------------------------
        3,235,000       NYC IDA (Vaughn College Aeronautics)                   5.000             12/01/2028           3,240,920
--------------------------------------------------------------------------------------------------------------------------------
          900,000       NYC IDA (Vaughn College Aeronautics)                   5.000             12/01/2031             899,307
--------------------------------------------------------------------------------------------------------------------------------
        1,800,000       NYC IDA (Vaughn College Aeronautics)                   5.250             12/01/2036           1,834,740
--------------------------------------------------------------------------------------------------------------------------------
       19,300,000       NYC IDA (Visy Paper)                                   7.800             01/01/2016          19,548,005
--------------------------------------------------------------------------------------------------------------------------------
       70,500,000       NYC IDA (Visy Paper)                                   7.950             01/01/2028          71,414,385
--------------------------------------------------------------------------------------------------------------------------------
        1,930,000       NYC IDA (Vocational Instruction)                       7.750             02/01/2033           1,635,849
--------------------------------------------------------------------------------------------------------------------------------
          360,000       NYC IDA (W & W Jewelers)                               7.250             02/01/2011             372,247
--------------------------------------------------------------------------------------------------------------------------------
        1,555,000       NYC IDA (W & W Jewelers)                               8.250             02/01/2021           1,651,830
--------------------------------------------------------------------------------------------------------------------------------
        5,930,000       NYC IDA (Weizmann Institute)                           5.900             11/01/2034           6,091,770
--------------------------------------------------------------------------------------------------------------------------------
        2,900,000       NYC IDA (Weizmann Institute)                           5.900             11/01/2034           2,901,711
--------------------------------------------------------------------------------------------------------------------------------
        2,795,000       NYC IDA (Westchester Square Medical Center)            8.000             11/01/2010           2,630,934
--------------------------------------------------------------------------------------------------------------------------------
        6,160,000       NYC IDA (Westchester Square Medical Center)            8.375             11/01/2015           5,784,918
--------------------------------------------------------------------------------------------------------------------------------
        1,660,000       NYC IDA (World Casing Corp.)                           6.700             11/01/2019           1,649,326
--------------------------------------------------------------------------------------------------------------------------------
       66,025,000       NYC IDA (Yankee Stadium)                               5.000             03/01/2046          69,624,023
--------------------------------------------------------------------------------------------------------------------------------
        9,500,000       NYC IDA (YMCA of Greater NY)                           5.000             08/01/2036           9,943,080
--------------------------------------------------------------------------------------------------------------------------------
        9,000,000       NYC IDA Special Facilities (JFK International
                        Airport)                                               8.000             08/01/2012          10,315,260
--------------------------------------------------------------------------------------------------------------------------------
       57,700,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2026          59,945,107
--------------------------------------------------------------------------------------------------------------------------------
       11,235,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2027          11,485,767
--------------------------------------------------------------------------------------------------------------------------------
       27,500,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2031          28,944,163
--------------------------------------------------------------------------------------------------------------------------------
       45,985,000       NYC Municipal Water Finance Authority                  5.000             06/15/2034          47,897,516
--------------------------------------------------------------------------------------------------------------------------------
       10,055,000       NYC Municipal Water Finance Authority                  5.000             06/15/2036          10,535,528
--------------------------------------------------------------------------------------------------------------------------------
       40,105,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2037          42,125,639
--------------------------------------------------------------------------------------------------------------------------------
       18,000,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2038          18,693,900
--------------------------------------------------------------------------------------------------------------------------------
       22,000,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2038          23,046,485
--------------------------------------------------------------------------------------------------------------------------------
          675,000       NYC Municipal Water Finance Authority                  5.000             06/15/2039             704,234
--------------------------------------------------------------------------------------------------------------------------------
        4,600,000       NYC Municipal Water Finance Authority                  5.000             06/15/2039           4,822,364
--------------------------------------------------------------------------------------------------------------------------------
      114,260,000       NYC Municipal Water Finance Authority                  5.000             06/15/2039         119,783,328
--------------------------------------------------------------------------------------------------------------------------------
       19,745,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2039          20,674,754
--------------------------------------------------------------------------------------------------------------------------------
       14,225,000       NYC Municipal Water Finance Authority 5                5.125             06/15/2021          14,410,784
--------------------------------------------------------------------------------------------------------------------------------
       36,120,000       NYC Municipal Water Finance Authority                  5.125             06/15/2030          36,585,948
--------------------------------------------------------------------------------------------------------------------------------
       44,850,000       NYC Municipal Water Finance Authority 5                5.125             06/15/2032          46,792,245
--------------------------------------------------------------------------------------------------------------------------------
       28,700,000       NYC Municipal Water Finance Authority                  4.750             06/15/2030          29,624,427
--------------------------------------------------------------------------------------------------------------------------------
       10,000,000       NYC Municipal Water Finance Authority                  5.000             06/15/2029          10,377,300
--------------------------------------------------------------------------------------------------------------------------------
           65,000       NYC Municipal Water Finance Authority                  5.000             06/15/2029              67,122
--------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC Municipal Water Finance Authority                  5.000             06/15/2029              51,633
--------------------------------------------------------------------------------------------------------------------------------
       11,725,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2032          12,167,254
--------------------------------------------------------------------------------------------------------------------------------
       47,450,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2034          49,423,267
--------------------------------------------------------------------------------------------------------------------------------


                         14 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$      31,410,000       NYC Municipal Water Finance Authority 5                5.000%            06/15/2034     $    32,380,103
--------------------------------------------------------------------------------------------------------------------------------
       26,490,000       NYC Municipal Water Finance Authority                  5.000             06/15/2035          27,702,447
--------------------------------------------------------------------------------------------------------------------------------
          200,000       NYC Municipal Water Finance Authority                  5.000             06/15/2035             208,042
--------------------------------------------------------------------------------------------------------------------------------
        2,650,000       NYC Municipal Water Finance Authority                  5.000             06/15/2036           2,787,323
--------------------------------------------------------------------------------------------------------------------------------
       66,750,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2036          69,937,927
--------------------------------------------------------------------------------------------------------------------------------
        1,480,000       NYC Municipal Water Finance Authority                  5.000             06/15/2039           1,557,818
--------------------------------------------------------------------------------------------------------------------------------
       29,000,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2039          30,379,458
--------------------------------------------------------------------------------------------------------------------------------
       18,000,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2039          18,870,210
--------------------------------------------------------------------------------------------------------------------------------
       31,515,000       NYC Municipal Water Finance Authority 5                5.000             06/15/2039          32,879,108
--------------------------------------------------------------------------------------------------------------------------------
       92,960,000       NYC Municipal Water Finance Authority 5                5.125             06/15/2030          94,159,184
--------------------------------------------------------------------------------------------------------------------------------
          820,000       NYC Municipal Water Finance Authority                  5.125             06/15/2031             855,194
--------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC Municipal Water Finance Authority                  5.125             06/15/2032              31,370
--------------------------------------------------------------------------------------------------------------------------------
           30,000       NYC Municipal Water Finance Authority                  5.125             06/15/2033              31,649
--------------------------------------------------------------------------------------------------------------------------------
           25,000       NYC Municipal Water Finance Authority                  5.125             06/15/2033              26,314
--------------------------------------------------------------------------------------------------------------------------------
       20,545,000       NYC Municipal Water Finance Authority                  5.125             06/15/2034          21,640,459
--------------------------------------------------------------------------------------------------------------------------------
          650,000       NYC Municipal Water Finance Authority                  5.250             06/15/2034             690,333
--------------------------------------------------------------------------------------------------------------------------------
          530,000       NYC Municipal Water Finance Authority                  5.400 2           06/15/2019             292,968
--------------------------------------------------------------------------------------------------------------------------------
        8,600,000       NYC Transitional Finance Authority 5                   5.000             08/15/2027           8,727,538
--------------------------------------------------------------------------------------------------------------------------------
           50,000       NYC Trust for Cultural Resources (Museum of
                        American Folk Art)                                     6.125             07/01/2030              53,790
--------------------------------------------------------------------------------------------------------------------------------
       17,276,150       NYS Certificate of Lease 1                             5.875             01/02/2023          17,756,254
--------------------------------------------------------------------------------------------------------------------------------
        1,690,000       NYS DA (4201 Schools Program)                          6.250             07/01/2020           1,833,380
--------------------------------------------------------------------------------------------------------------------------------
          350,000       NYS DA (Augustana Lutheran Home)                       5.400             02/01/2031             371,921
--------------------------------------------------------------------------------------------------------------------------------
        1,500,000       NYS DA (Augustana Lutheran Home)                       5.500             02/01/2041           1,593,000
--------------------------------------------------------------------------------------------------------------------------------
       14,360,000       NYS DA (Buena Vida Nursing Home)                       5.250             07/01/2028          14,820,094
--------------------------------------------------------------------------------------------------------------------------------
        4,475,000       NYS DA (Cabrini Westchester)                           5.100             02/15/2026           4,872,649
--------------------------------------------------------------------------------------------------------------------------------
        8,425,000       NYS DA (Cabrini Westchester)                           5.200             02/15/2041           9,151,741
--------------------------------------------------------------------------------------------------------------------------------
        2,905,000       NYS DA (Chapel Oaks)                                   5.450             07/01/2026           3,004,642
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS DA (City University)                               5.000             07/01/2023               5,122
--------------------------------------------------------------------------------------------------------------------------------
        1,250,000       NYS DA (D'Youville College)                            5.250             07/01/2025           1,326,288
--------------------------------------------------------------------------------------------------------------------------------
        5,005,000       NYS DA (Dept. of Health)                               5.000             07/01/2031           5,279,574
--------------------------------------------------------------------------------------------------------------------------------
          525,000       NYS DA (Dept. of Health)                               5.500             07/01/2021             537,317
--------------------------------------------------------------------------------------------------------------------------------
           20,000       NYS DA (Ellis Hospital)                                5.600             08/01/2025              20,121
--------------------------------------------------------------------------------------------------------------------------------
        6,790,000       NYS DA (Frances Schervier Home & Hospital
                        Obligated Group)                                       5.500             07/01/2027           6,949,905
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Grace Manor Health Care Facility)              6.150             07/01/2018           1,021,860
--------------------------------------------------------------------------------------------------------------------------------
        3,970,000       NYS DA (Hospital for Special Surgery)                  5.000             08/15/2033           4,176,837
--------------------------------------------------------------------------------------------------------------------------------
      141,115,000       NYS DA (Insured Hospital)                              5.529 2           08/15/2036          29,416,833
--------------------------------------------------------------------------------------------------------------------------------
       38,650,000       NYS DA (Interfaith Medical Center)                     5.400             02/15/2028          39,630,551
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Jones Memorial Hospital)                       5.375             08/01/2034           1,035,510
--------------------------------------------------------------------------------------------------------------------------------
       10,300,000       NYS DA (Kaleida Health)                                5.050             02/15/2025          10,803,155
--------------------------------------------------------------------------------------------------------------------------------
        1,815,000       NYS DA (L.I. Jewish Medical Center)                    5.000             11/01/2026           1,905,151
--------------------------------------------------------------------------------------------------------------------------------
        3,255,000       NYS DA (L.I. University)                               5.125             09/01/2023           3,389,171
--------------------------------------------------------------------------------------------------------------------------------
          235,000       NYS DA (L.I. University)                               5.250             09/01/2028             248,141
--------------------------------------------------------------------------------------------------------------------------------
        1,335,000       NYS DA (L.I. University)                               5.250             09/01/2028           1,394,968
--------------------------------------------------------------------------------------------------------------------------------
        1,585,000       NYS DA (L.I. University)                               5.500             09/01/2020           1,705,840
--------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS DA (Lakeside Memorial Hospital)                    6.000             02/01/2021              15,024
--------------------------------------------------------------------------------------------------------------------------------
        1,710,000       NYS DA (Lenox Hill Hospital Obligated Group)           5.375             07/01/2020           1,784,453
--------------------------------------------------------------------------------------------------------------------------------
          405,000       NYS DA (Lenox Hill Hospital Obligated Group)           5.500             07/01/2030             422,958
--------------------------------------------------------------------------------------------------------------------------------
       20,000,000       NYS DA (Maimonides Medical Center) 5                   5.750             08/01/2029          22,360,100
--------------------------------------------------------------------------------------------------------------------------------


                         15 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       6,615,000       NYS DA (Manhattan College)                             5.000%            07/01/2041     $     6,925,310
--------------------------------------------------------------------------------------------------------------------------------
       35,000,000       NYS DA (Memorial Sloan-Kettering)                      5.000             07/01/2030          37,057,300
--------------------------------------------------------------------------------------------------------------------------------
       10,730,000       NYS DA (Memorial Sloan-Kettering)                      5.000             07/01/2035          11,335,494
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Menorah Campus)                                6.100             02/01/2037           1,021,620
--------------------------------------------------------------------------------------------------------------------------------
       12,465,000       NYS DA (Menorah Home) 5                                5.100             08/01/2028          12,886,335
--------------------------------------------------------------------------------------------------------------------------------
       23,300,000       NYS DA (Menorah Home) 5                                5.150             08/01/2038          24,133,791
--------------------------------------------------------------------------------------------------------------------------------
       18,500,000       NYS DA (Mental Health Services Facilities) 5           5.000             02/15/2023          18,977,115
--------------------------------------------------------------------------------------------------------------------------------
       11,500,000       NYS DA (Mental Health Services Facilities)             5.000             02/15/2030          12,052,000
--------------------------------------------------------------------------------------------------------------------------------
       23,900,000       NYS DA (Mental Health Services Facilities)             5.000             02/15/2035          24,982,192
--------------------------------------------------------------------------------------------------------------------------------
       25,650,000       NYS DA (Mental Health Services Facilities)             5.000             02/15/2037          27,070,497
--------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS DA (Mental Health Services Facilities)             5.250             08/15/2031              15,776
--------------------------------------------------------------------------------------------------------------------------------
        2,515,000       NYS DA (Mental Health Services Facilities)             5.750             02/15/2011           2,568,896
--------------------------------------------------------------------------------------------------------------------------------
        3,660,000       NYS DA (Mental Health)                                 5.000             02/15/2033           3,805,375
--------------------------------------------------------------------------------------------------------------------------------
        3,800,000       NYS DA (Millard Fillmore Hospital)                     5.375             02/01/2032           3,918,408
--------------------------------------------------------------------------------------------------------------------------------
        4,125,000       NYS DA (Miriam Osborn Memorial Home Assoc.)            6.375             07/01/2029           4,492,579
--------------------------------------------------------------------------------------------------------------------------------
        2,430,000       NYS DA (Miriam Osborn Memorial Home Assoc.)            6.875             07/01/2019           2,672,247
--------------------------------------------------------------------------------------------------------------------------------
        6,860,000       NYS DA (Miriam Osborn Memorial Home Assoc.)            6.875             07/01/2025           7,585,994
--------------------------------------------------------------------------------------------------------------------------------
       13,250,000       NYS DA (Montefiore Medical Center) 5                   5.000             02/01/2028          13,945,828
--------------------------------------------------------------------------------------------------------------------------------
        9,500,000       NYS DA (Montefiore Medical Center) 5                   5.500             08/01/2038           9,931,205
--------------------------------------------------------------------------------------------------------------------------------
       11,750,000       NYS DA (Montefiore Medical Center)                     5.000             08/01/2033          12,335,503
--------------------------------------------------------------------------------------------------------------------------------
        6,400,000       NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
                        Group)                                                 5.500             07/01/2026           6,502,016
--------------------------------------------------------------------------------------------------------------------------------
        6,800,000       NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
                        Group)                                                 6.000             07/01/2014           7,194,400
--------------------------------------------------------------------------------------------------------------------------------
       25,240,000       NYS DA (MSH/NYU Hospital Center/HJDOI Obligated
                        Group)                                                 6.500             07/01/2025          27,027,244
--------------------------------------------------------------------------------------------------------------------------------
        2,335,000       NYS DA (Mt. Sinai Hospital)                            6.625             07/01/2019           2,507,627
--------------------------------------------------------------------------------------------------------------------------------
        5,100,000       NYS DA (Mt. Sinai/NYU Health)                          5.500             07/01/2026           5,197,563
--------------------------------------------------------------------------------------------------------------------------------
        2,280,000       NYS DA (Mt. Sinai/NYU Health)                          6.500             07/01/2017           2,445,756
--------------------------------------------------------------------------------------------------------------------------------
        5,745,000       NYS DA (Mt. Sinai/NYU Health)                          6.750             07/01/2020           6,193,053
--------------------------------------------------------------------------------------------------------------------------------
       11,400,000       NYS DA (Municipal Health Facilities) 5                 5.000             01/15/2023          11,746,731
--------------------------------------------------------------------------------------------------------------------------------
          705,000       NYS DA (New York & Presbyterian Hospital)              5.000             08/01/2032             718,226
--------------------------------------------------------------------------------------------------------------------------------
       16,000,000       NYS DA (New York Hospital Medical Center of
                        Queens)                                                4.650             08/15/2027          16,220,800
--------------------------------------------------------------------------------------------------------------------------------
       26,300,000       NYS DA (New York Hospital Medical Center of
                        Queens)                                                4.750             02/15/2037          26,892,013
--------------------------------------------------------------------------------------------------------------------------------
        6,950,000       NYS DA (New York Hospital Medical Center)              5.600             02/15/2039           7,301,253
--------------------------------------------------------------------------------------------------------------------------------
        2,080,000       NYS DA (New York Methodist Hospital)                   5.250             07/01/2033           2,189,283
--------------------------------------------------------------------------------------------------------------------------------
        4,760,000       NYS DA (North Shore Long Island Jewish Group)          5.500             05/01/2033           5,090,439
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Norwegian Christian Home & Health Center)      5.200             08/01/2036           1,058,490
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       NYS DA (Norwegian Christian Home & Health Center)      6.100             08/01/2041           2,236,520
--------------------------------------------------------------------------------------------------------------------------------
        7,500,000       NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)           5.000             11/01/2026           7,872,525
--------------------------------------------------------------------------------------------------------------------------------
       24,380,000       NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)           5.000             11/01/2034          25,474,418
--------------------------------------------------------------------------------------------------------------------------------
        6,200,000       NYS DA (Nursing Home)                                  4.900             02/15/2041           6,363,866
--------------------------------------------------------------------------------------------------------------------------------
        7,600,000       NYS DA (Nursing Home)                                  4.950             02/15/2045           7,842,592
--------------------------------------------------------------------------------------------------------------------------------
       18,830,000       NYS DA (Nursing Homes) 5                               5.300             02/01/2038          19,360,724
--------------------------------------------------------------------------------------------------------------------------------
        4,215,000       NYS DA (Nursing Homes)                                 5.200             02/01/2032           4,503,306
--------------------------------------------------------------------------------------------------------------------------------


                         16 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$      15,000,000       NYS DA (NYU Hospital)                                  5.000%            07/01/2036     $    15,361,650
--------------------------------------------------------------------------------------------------------------------------------
          505,000       NYS DA (NYU)                                           5.000             07/01/2041             519,266
--------------------------------------------------------------------------------------------------------------------------------
        2,925,000       NYS DA (Ozanam Hall of Queens Nursing Home)            5.000             11/01/2026           3,064,435
--------------------------------------------------------------------------------------------------------------------------------
        5,150,000       NYS DA (Ozanam Hall of Queens Nursing Home)            5.000             11/01/2031           5,388,136
--------------------------------------------------------------------------------------------------------------------------------
        6,035,000       NYS DA (Providence Rest)                               5.000             07/01/2035           6,232,284
--------------------------------------------------------------------------------------------------------------------------------
        2,700,000       NYS DA (Providence Rest)                               5.125             07/01/2030           2,832,165
--------------------------------------------------------------------------------------------------------------------------------
        3,100,000       NYS DA (Providence Rest)                               5.250             07/01/2025           3,287,085
--------------------------------------------------------------------------------------------------------------------------------
        6,260,000       NYS DA (Rochester General Hospital) 5                  5.000             12/01/2025           6,567,022
--------------------------------------------------------------------------------------------------------------------------------
       17,675,000       NYS DA (Rochester General Hospital) 5                  5.000             12/01/2035          18,450,274
--------------------------------------------------------------------------------------------------------------------------------
          580,000       NYS DA (Sarah Neuman Nursing Home)                     5.450             08/01/2027             594,523
--------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS DA (School Districts Financing Program),
                        Series B                                               6.000             10/01/2022              55,547
--------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS DA (School Districts Financing Program),
                        Series B                                               6.000             10/01/2029              27,591
--------------------------------------------------------------------------------------------------------------------------------
       20,495,000       NYS DA (SCSMC/SV/CHSLI Obligated Group)                6.000             07/01/2030          21,658,296
--------------------------------------------------------------------------------------------------------------------------------
        1,075,000       NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)           5.100             07/01/2034           1,109,959
--------------------------------------------------------------------------------------------------------------------------------
          415,000       NYS DA (Special Act School Districts)                  6.000             07/01/2019             417,540
--------------------------------------------------------------------------------------------------------------------------------
        2,470,000       NYS DA (St. Barnabas Hospital)                         5.450             08/01/2035           2,507,791
--------------------------------------------------------------------------------------------------------------------------------
          905,000       NYS DA (St. Catherine of Siena Medical Center)         6.000             07/01/2030             957,780
--------------------------------------------------------------------------------------------------------------------------------
        1,750,000       NYS DA (St. Clare's Hospital)                          5.300             02/15/2019           1,794,065
--------------------------------------------------------------------------------------------------------------------------------
        2,970,000       NYS DA (St. Clare's Hospital)                          5.400             02/15/2025           3,047,695
--------------------------------------------------------------------------------------------------------------------------------
        2,580,000       NYS DA (St. James Mercy Hospital)                      5.400             02/01/2038           2,661,915
--------------------------------------------------------------------------------------------------------------------------------
      101,800,000       NYS DA (St. Lukes Roosevelt Hospital)                  4.900             08/15/2031         105,133,950
--------------------------------------------------------------------------------------------------------------------------------
        1,505,000       NYS DA (St. Thomas Aquinas College)                    5.250             07/01/2028           1,536,891
--------------------------------------------------------------------------------------------------------------------------------
        3,910,000       NYS DA (St. Vincent DePaul Residence)                  5.300             07/01/2018           4,042,432
--------------------------------------------------------------------------------------------------------------------------------
       20,000,000       NYS DA (University of Rochester)                       5.000             07/01/2039          21,080,000
--------------------------------------------------------------------------------------------------------------------------------
       13,045,000       NYS DA (University of Rochester)                       5.000             07/01/2039          13,749,430
--------------------------------------------------------------------------------------------------------------------------------
        2,095,000       NYS DA (Vassar Brothers)                               5.375             07/01/2025           2,160,175
--------------------------------------------------------------------------------------------------------------------------------
       10,695,000       NYS DA (Vassar College) 6                              5.000             07/01/2046          11,300,658
--------------------------------------------------------------------------------------------------------------------------------
        7,030,000       NYS DA (White Plains Hospital)                         5.375             02/15/2043           7,472,820
--------------------------------------------------------------------------------------------------------------------------------
        2,500,000       NYS DA (Willow Towers)                                 5.400             02/01/2034           2,670,000
--------------------------------------------------------------------------------------------------------------------------------
       26,070,000       NYS DA (Wyckoff Heights Medical Center)                5.300             08/15/2021          26,728,528
--------------------------------------------------------------------------------------------------------------------------------
          715,000       NYS DA, Series B                                       6.650             08/15/2030             803,946
--------------------------------------------------------------------------------------------------------------------------------
          100,000       NYS EFC (Clean Water & Drinking Revolving Funds)       5.125             06/15/2031             104,590
--------------------------------------------------------------------------------------------------------------------------------
        4,095,000       NYS EFC (Clean Water & Drinking Revolving Funds)       5.400             07/15/2021           4,415,843
--------------------------------------------------------------------------------------------------------------------------------
        7,500,000       NYS EFC (NYS Water Services)                           5.950             01/15/2020           8,073,150
--------------------------------------------------------------------------------------------------------------------------------
        2,365,000       NYS EFC (NYS Water Services)                           6.000             01/15/2031           2,545,899
--------------------------------------------------------------------------------------------------------------------------------
           40,000       NYS EFC (United Waterworks)                            5.150             03/01/2034              41,071
--------------------------------------------------------------------------------------------------------------------------------
        7,000,000       NYS ERDA (Brooklyn Union Gas Company) RIBS             8.751 9           04/01/2020           7,612,290
--------------------------------------------------------------------------------------------------------------------------------
       16,300,000       NYS ERDA (Brooklyn Union Gas Company) RIBS             9.848 9           07/01/2026          17,250,290
--------------------------------------------------------------------------------------------------------------------------------
          210,000       NYS ERDA (Central Hudson Gas & Electric Company)       5.450             08/01/2027             219,742
--------------------------------------------------------------------------------------------------------------------------------
          135,000       NYS ERDA (Corning Natural Gas)                         8.250             12/01/2018             137,294
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS ERDA (LILCO)                                       5.150             03/01/2016           5,032,300
--------------------------------------------------------------------------------------------------------------------------------
       23,100,000       NYS ERDA (LILCO)                                       5.300             11/01/2023          23,904,804
--------------------------------------------------------------------------------------------------------------------------------
          315,000       NYS ERDA (LILCO)                                       5.300             10/01/2024             325,953
--------------------------------------------------------------------------------------------------------------------------------
       13,950,000       NYS ERDA (Niagara Mohawk) 5                            5.150             11/01/2025          14,491,778
--------------------------------------------------------------------------------------------------------------------------------
       14,500,000       NYS ERDA (Rochester Gas & Electric) 5                  5.950             09/01/2033          15,173,308
--------------------------------------------------------------------------------------------------------------------------------
        2,870,000       NYS HFA (Children's Rescue)                            7.625             05/01/2018           2,872,468
--------------------------------------------------------------------------------------------------------------------------------


                         17 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       1,000,000       NYS HFA (Crotona Estates Apartments)                   4.950%            08/15/2038     $     1,008,680
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS HFA (Friendship)                                   5.100             08/15/2041           1,022,860
--------------------------------------------------------------------------------------------------------------------------------
           15,000       NYS HFA (General Hsg.)                                 6.600             11/01/2008              15,340
--------------------------------------------------------------------------------------------------------------------------------
        1,540,000       NYS HFA (Golden Age Apartments)                        5.000             02/15/2037           1,561,406
--------------------------------------------------------------------------------------------------------------------------------
          645,000       NYS HFA (Kensico Terrace Apartments)                   4.900             02/15/2038             647,470
--------------------------------------------------------------------------------------------------------------------------------
          950,000       NYS HFA (Kensico Terrace Apartments)                   4.950             02/15/2038             951,064
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS HFA (Meadow Manor)                                 7.750             11/01/2019               5,080
--------------------------------------------------------------------------------------------------------------------------------
          745,000       NYS HFA (Multifamily Hsg.)                             5.250             11/15/2028             758,969
--------------------------------------------------------------------------------------------------------------------------------
        1,340,000       NYS HFA (Multifamily Hsg.)                             5.300             08/15/2024           1,370,324
--------------------------------------------------------------------------------------------------------------------------------
        1,700,000       NYS HFA (Multifamily Hsg.)                             5.300             11/15/2039           1,730,243
--------------------------------------------------------------------------------------------------------------------------------
        1,070,000       NYS HFA (Multifamily Hsg.)                             5.350             08/15/2020           1,108,755
--------------------------------------------------------------------------------------------------------------------------------
        2,860,000       NYS HFA (Multifamily Hsg.)                             5.350             08/15/2031           2,920,031
--------------------------------------------------------------------------------------------------------------------------------
        2,080,000       NYS HFA (Multifamily Hsg.) 3                           5.375             02/15/2035           2,138,594
--------------------------------------------------------------------------------------------------------------------------------
        3,250,000       NYS HFA (Multifamily Hsg.)                             5.450             08/15/2032           3,361,573
--------------------------------------------------------------------------------------------------------------------------------
        2,075,000       NYS HFA (Multifamily Hsg.)                             5.500             08/15/2030           2,112,475
--------------------------------------------------------------------------------------------------------------------------------
        1,215,000       NYS HFA (Multifamily Hsg.)                             5.550             08/15/2019           1,251,499
--------------------------------------------------------------------------------------------------------------------------------
        1,385,000       NYS HFA (Multifamily Hsg.)                             5.600             08/15/2019           1,427,644
--------------------------------------------------------------------------------------------------------------------------------
        1,240,000       NYS HFA (Multifamily Hsg.)                             5.600             02/15/2026           1,275,018
--------------------------------------------------------------------------------------------------------------------------------
        1,730,000       NYS HFA (Multifamily Hsg.)                             5.600             08/15/2033           1,800,549
--------------------------------------------------------------------------------------------------------------------------------
        1,150,000       NYS HFA (Multifamily Hsg.)                             5.650             08/15/2030           1,185,110
--------------------------------------------------------------------------------------------------------------------------------
        3,200,000       NYS HFA (Multifamily Hsg.)                             5.650             08/15/2030           3,290,432
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS HFA (Multifamily Hsg.)                             5.650             08/15/2031           1,030,080
--------------------------------------------------------------------------------------------------------------------------------
        1,710,000       NYS HFA (Multifamily Hsg.)                             5.650             02/15/2034           1,753,024
--------------------------------------------------------------------------------------------------------------------------------
        2,120,000       NYS HFA (Multifamily Hsg.) 3                           5.700             08/15/2033           2,195,112
--------------------------------------------------------------------------------------------------------------------------------
           90,000       NYS HFA (Multifamily Hsg.)                             5.950             08/15/2024              90,625
--------------------------------------------------------------------------------------------------------------------------------
        1,285,000       NYS HFA (Multifamily Hsg.)                             6.100             11/15/2036           1,324,732
--------------------------------------------------------------------------------------------------------------------------------
        4,700,000       NYS HFA (Multifamily Hsg.)                             6.125             08/15/2038           4,797,995
--------------------------------------------------------------------------------------------------------------------------------
           45,000       NYS HFA (Multifamily Hsg.)                             6.200             08/15/2012              45,061
--------------------------------------------------------------------------------------------------------------------------------
           25,000       NYS HFA (Multifamily Hsg.)                             6.200             08/15/2016              25,495
--------------------------------------------------------------------------------------------------------------------------------
          710,000       NYS HFA (Multifamily Hsg.)                             6.250             02/15/2031             733,345
--------------------------------------------------------------------------------------------------------------------------------
        1,255,000       NYS HFA (Multifamily Hsg.)                             6.400             11/15/2027           1,281,568
--------------------------------------------------------------------------------------------------------------------------------
        2,735,000       NYS HFA (Multifamily Hsg.) 3                           6.700             08/15/2025           2,738,966
--------------------------------------------------------------------------------------------------------------------------------
        5,540,000       NYS HFA (Multifamily Hsg.)                             6.750             11/15/2036           5,578,281
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS HFA (Multifamily Hsg.)                             6.950             08/15/2012               5,072
--------------------------------------------------------------------------------------------------------------------------------
        5,400,000       NYS HFA (Multifamily Hsg.)                             7.050             08/15/2024           5,407,830
--------------------------------------------------------------------------------------------------------------------------------
          480,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2009             486,979
--------------------------------------------------------------------------------------------------------------------------------
          525,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2010             532,634
--------------------------------------------------------------------------------------------------------------------------------
          565,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2011             573,215
--------------------------------------------------------------------------------------------------------------------------------
          605,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2012             613,797
--------------------------------------------------------------------------------------------------------------------------------
          655,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2013             664,524
--------------------------------------------------------------------------------------------------------------------------------
          780,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2014             791,341
--------------------------------------------------------------------------------------------------------------------------------
          835,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2015             847,141
--------------------------------------------------------------------------------------------------------------------------------
          900,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2016             913,086
--------------------------------------------------------------------------------------------------------------------------------
          990,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2017           1,004,395
--------------------------------------------------------------------------------------------------------------------------------
        1,060,000       NYS HFA (Nonprofit Hsg.) 3                             8.400             11/01/2018           1,075,412
--------------------------------------------------------------------------------------------------------------------------------
          460,000       NYS HFA (Nonprofit Hsg.)                               8.400             11/01/2019             466,688
--------------------------------------------------------------------------------------------------------------------------------
       10,580,000       NYS HFA (Nursing Home & Health Care) 5                 5.150             11/01/2016          10,628,721
--------------------------------------------------------------------------------------------------------------------------------
        4,850,000       NYS HFA (Phillips Village) 3                           7.750             08/15/2017           4,939,871
--------------------------------------------------------------------------------------------------------------------------------
           70,000       NYS HFA (Service Contract)                             5.375             03/15/2023              70,090
--------------------------------------------------------------------------------------------------------------------------------
        5,600,000       NYS HFA (Service Contract)                             5.500             09/15/2022           5,744,816
--------------------------------------------------------------------------------------------------------------------------------


                         18 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       5,525,000       NYS HFA (Service Contract)                             5.500%            03/15/2025     $     5,663,125
--------------------------------------------------------------------------------------------------------------------------------
          255,000       NYS HFA (Service Contract)                             6.500             03/15/2025             256,935
--------------------------------------------------------------------------------------------------------------------------------
          235,000       NYS HFA (Shorehill Hsg.)                               7.500             05/01/2008             235,275
--------------------------------------------------------------------------------------------------------------------------------
        1,540,000       NYS HFA (Tiffany Gardens)                              4.900             08/15/2025           1,571,832
--------------------------------------------------------------------------------------------------------------------------------
        3,210,000       NYS HFA (Tiffany Gardens)                              5.125             08/15/2037           3,281,744
--------------------------------------------------------------------------------------------------------------------------------
          275,000       NYS LGSC (SCSB) 1                                      7.250             12/15/2011             288,024
--------------------------------------------------------------------------------------------------------------------------------
          810,000       NYS LGSC (SCSB) 1                                      7.375             12/15/2016             836,236
--------------------------------------------------------------------------------------------------------------------------------
          980,000       NYS LGSC (SCSB) 1                                      7.750             12/15/2021           1,046,669
--------------------------------------------------------------------------------------------------------------------------------
           50,000       NYS Medcare (Hospital & Nursing Home)                  6.200             08/15/2022              50,345
--------------------------------------------------------------------------------------------------------------------------------
          960,000       NYS Medcare (Hospital & Nursing Home)                  6.300             08/15/2023             961,776
--------------------------------------------------------------------------------------------------------------------------------
          740,000       NYS Medcare (Hospital & Nursing Home)                  6.375             08/15/2033             741,413
--------------------------------------------------------------------------------------------------------------------------------
          590,000       NYS Medcare (Hospital & Nursing Home) 3                7.400             11/01/2016             591,528
--------------------------------------------------------------------------------------------------------------------------------
          530,000       NYS Medcare (Hospital & Nursing Home) 3                9.375             11/01/2016             549,870
--------------------------------------------------------------------------------------------------------------------------------
           35,000       NYS Medcare (M.G. Nursing Home)                        6.200             02/15/2015              35,286
--------------------------------------------------------------------------------------------------------------------------------
        1,670,000       NYS Medcare (M.G. Nursing Home) 3                      6.375             02/15/2035           1,684,262
--------------------------------------------------------------------------------------------------------------------------------
          350,000       NYS Medcare (Montefiore Medical Center)                5.750             02/15/2025             350,567
--------------------------------------------------------------------------------------------------------------------------------
        5,875,000       NYS Medcare (St. Peter's Hospital) 3                   5.375             11/01/2020           5,922,881
--------------------------------------------------------------------------------------------------------------------------------
       28,565,000       NYS Thruway Authority 5                                5.000             01/01/2025          29,099,358
--------------------------------------------------------------------------------------------------------------------------------
            5,000       NYS UDC (Correctional Facilities)                      6.309 2           01/01/2013               3,759
--------------------------------------------------------------------------------------------------------------------------------
        5,480,000       Oneida County IDA (Bonide Products)                    6.250             11/01/2018           5,540,992
--------------------------------------------------------------------------------------------------------------------------------
          830,000       Oneida County IDA (Civic Facilities-Mohawk Valley)     5.000             09/15/2035             859,498
--------------------------------------------------------------------------------------------------------------------------------
          450,000       Oneida County IDA (Mohawk Valley Handicapped
                        Services)                                              5.300             03/15/2019             466,907
--------------------------------------------------------------------------------------------------------------------------------
          740,000       Oneida County IDA (Mohawk Valley Handicapped
                        Services)                                              5.350             03/15/2029             767,772
--------------------------------------------------------------------------------------------------------------------------------
        1,190,000       Oneida County IDA (Presbyterian Home)                  5.250             03/01/2019           1,211,408
--------------------------------------------------------------------------------------------------------------------------------
        1,015,000       Oneida County IDA (Presbyterian Home)                  6.100             06/01/2020           1,081,280
--------------------------------------------------------------------------------------------------------------------------------
        3,995,000       Onondaga County IDA (Air Cargo)                        6.125             01/01/2032           4,238,615
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Onondaga County IDA (Air Cargo)                        7.250             01/01/2032           2,172,080
--------------------------------------------------------------------------------------------------------------------------------
          295,000       Onondaga County IDA (Central New York Charter
                        School for Math & Science) 7                           8.500             01/01/2032              67,791
--------------------------------------------------------------------------------------------------------------------------------
          475,000       Onondaga County IDA (Coltec Industries)                7.250             06/01/2008             480,477
--------------------------------------------------------------------------------------------------------------------------------
          770,000       Onondaga County IDA (Coltec Industries)                9.875             10/01/2010             779,748
--------------------------------------------------------------------------------------------------------------------------------
        1,315,000       Onondaga County IDA (Community General Hospital) 3     5.500             11/01/2018           1,328,794
--------------------------------------------------------------------------------------------------------------------------------
        6,945,000       Onondaga County IDA (Community General Hospital) 3     6.625             01/01/2018           6,972,641
--------------------------------------------------------------------------------------------------------------------------------
        4,710,000       Onondaga County IDA (Le Moyne College)                 5.625             12/01/2021           5,018,034
--------------------------------------------------------------------------------------------------------------------------------
       10,600,000       Onondaga County IDA (Solvay Paperboard)                6.800             11/01/2014          11,046,472
--------------------------------------------------------------------------------------------------------------------------------
       67,200,000       Onondaga County IDA (Solvay Paperboard)                7.000             11/01/2030          70,127,904
--------------------------------------------------------------------------------------------------------------------------------
          750,000       Onondaga County IDA (Syracuse Home)                    5.200             12/01/2018             772,898
--------------------------------------------------------------------------------------------------------------------------------
          500,000       Onondaga County IDA Sewage Waste Facilities
                        (Anheuser-Busch Companies)                             6.250             12/01/2034             525,645
--------------------------------------------------------------------------------------------------------------------------------
       52,669,598       Onondaga County Res Rec                                0.000 8           05/01/2022          30,222,342
--------------------------------------------------------------------------------------------------------------------------------
       41,580,000       Onondaga County Res Rec                                5.000             05/01/2015          40,873,556
--------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Orange County IDA (Arden Hill Life Care Center)        7.000             08/01/2021           2,677,175
--------------------------------------------------------------------------------------------------------------------------------
        2,325,000       Orange County IDA (Arden Hill Life Care Center)        7.000             08/01/2031           2,476,799
--------------------------------------------------------------------------------------------------------------------------------
        2,090,000       Orange County IDA (Arden Hill Life Care Center)        7.000             08/01/2031           2,226,456
--------------------------------------------------------------------------------------------------------------------------------
        2,705,000       Orange County IDA (Glen Arden)                         5.625             01/01/2018           2,769,622
--------------------------------------------------------------------------------------------------------------------------------


                         19 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       5,590,000       Orange County IDA (Glen Arden)                         5.700%            01/01/2028     $     5,701,800
--------------------------------------------------------------------------------------------------------------------------------
        2,685,000       Orange County IDA (Kingston Manufacturing) 1,7         8.000             11/01/2017             268,500
--------------------------------------------------------------------------------------------------------------------------------
          295,000       Orange County IDA (Orange Mental Retardation
                        Properties)                                            7.800             07/01/2011             297,319
--------------------------------------------------------------------------------------------------------------------------------
        1,715,000       Orange County IDA (St. Luke's Cornwall Hospital
                        Obligated Group)                                       5.375             12/01/2021           1,814,024
--------------------------------------------------------------------------------------------------------------------------------
        6,330,000       Orange County IDA (St. Luke's Cornwall Hospital
                        Obligated Group)                                       5.375             12/01/2026           6,689,987
--------------------------------------------------------------------------------------------------------------------------------
        2,235,000       Orange County IDA (St. Luke's Cornwall Hospital
                        Obligated Group)                                       5.375             12/01/2026           2,362,104
--------------------------------------------------------------------------------------------------------------------------------
        7,545,000       Orange County IDA (Tuxedo Place) 1                     7.000             08/01/2032           5,883,289
--------------------------------------------------------------------------------------------------------------------------------
        2,500,000       Orange County IDA (Tuxedo Place) 1                     7.000             08/01/2033           1,948,450
--------------------------------------------------------------------------------------------------------------------------------
        2,755,000       Oswego County IDA (Bishop's Common)                    5.375             02/01/2049           2,849,855
--------------------------------------------------------------------------------------------------------------------------------
        3,260,000       Oswego County IDA (Seneca Hill Manor)                  5.650             08/01/2037           3,342,543
--------------------------------------------------------------------------------------------------------------------------------
        6,860,000       Otsego County IDA (Hartwick College)                   5.900             07/01/2022           7,120,680
--------------------------------------------------------------------------------------------------------------------------------
        3,030,000       Otsego County IDA (Mary Imogene Bassett
                        Hospital) 3                                            5.350             11/01/2020           3,140,201
--------------------------------------------------------------------------------------------------------------------------------
       10,720,000       Peekskill IDA (Drum Hill)                              6.375             10/01/2028          10,761,594
--------------------------------------------------------------------------------------------------------------------------------
          447,716       Peekskill IDA (Karta)                                  9.000             07/01/2010             451,343
--------------------------------------------------------------------------------------------------------------------------------
        2,055,000       Penfield-Crown Oak Hsg. Devel. Corp. (Crown Oak
                        Apartments)                                            4.875             12/01/2038           2,117,657
--------------------------------------------------------------------------------------------------------------------------------
        1,475,000       Port Authority NY/NJ (Continental Airlines)            9.000             12/01/2010           1,506,255
--------------------------------------------------------------------------------------------------------------------------------
       53,290,000       Port Authority NY/NJ (Continental Airlines)            9.125             12/01/2015          55,600,122
--------------------------------------------------------------------------------------------------------------------------------
        3,195,000       Port Authority NY/NJ (Delta Air Lines) 1               6.950             06/01/2008           3,218,963
--------------------------------------------------------------------------------------------------------------------------------
          600,000       Port Authority NY/NJ (JFK International Air
                        Terminal)                                              5.750             12/01/2022             619,104
--------------------------------------------------------------------------------------------------------------------------------
       28,110,000       Port Authority NY/NJ (JFK International Air
                        Terminal)                                              5.750             12/01/2025          28,456,877
--------------------------------------------------------------------------------------------------------------------------------
        2,625,000       Port Authority NY/NJ (JFK International Air
                        Terminal)                                              5.900             12/01/2017           2,711,336
--------------------------------------------------------------------------------------------------------------------------------
        7,410,000       Port Authority NY/NJ (KIAC)                            6.750             10/01/2011           7,528,486
--------------------------------------------------------------------------------------------------------------------------------
       46,435,000       Port Authority NY/NJ (KIAC)                            6.750             10/01/2019          47,125,024
--------------------------------------------------------------------------------------------------------------------------------
        3,300,000       Port Authority NY/NJ (KIAC)                            7.000             10/01/2007           3,325,476
--------------------------------------------------------------------------------------------------------------------------------
        8,150,000       Port Authority NY/NJ, 108th Series                     5.875             01/15/2017           8,289,610
--------------------------------------------------------------------------------------------------------------------------------
           40,000       Port Authority NY/NJ, 111th Series                     5.000             10/01/2032              40,549
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Port Authority NY/NJ, 120th Series 3                   5.750             10/15/2026           1,020,050
--------------------------------------------------------------------------------------------------------------------------------
        4,775,000       Port Authority NY/NJ, 121st Series                     5.125             10/15/2030           4,854,265
--------------------------------------------------------------------------------------------------------------------------------
          425,000       Port Authority NY/NJ, 122nd Series                     5.000             07/15/2018             433,959
--------------------------------------------------------------------------------------------------------------------------------
           30,000       Port Authority NY/NJ, 122nd Series                     5.000             07/15/2026              30,509
--------------------------------------------------------------------------------------------------------------------------------
          230,000       Port Authority NY/NJ, 122nd Series                     5.125             01/15/2036             234,315
--------------------------------------------------------------------------------------------------------------------------------
          745,000       Port Authority NY/NJ, 124th Series                     5.000             08/01/2019             761,181
--------------------------------------------------------------------------------------------------------------------------------
        9,600,000       Port Authority NY/NJ, 124th Series                     5.000             08/01/2036           9,770,208
--------------------------------------------------------------------------------------------------------------------------------
          220,000       Port Authority NY/NJ, 126th Series                     5.125             11/15/2028             229,924
--------------------------------------------------------------------------------------------------------------------------------
          240,000       Port Authority NY/NJ, 126th Series                     5.125             11/15/2030             250,702
--------------------------------------------------------------------------------------------------------------------------------
          145,000       Port Authority NY/NJ, 127th Series                     5.125             06/15/2037             151,467
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Port Authority NY/NJ, 127th Series                     5.200             12/15/2027              26,336
--------------------------------------------------------------------------------------------------------------------------------
        7,070,000       Port Authority NY/NJ, 127th Series                     5.250             12/15/2032           7,453,548
--------------------------------------------------------------------------------------------------------------------------------
          495,000       Port Authority NY/NJ, 132nd Series                     5.000             09/01/2026             522,428
--------------------------------------------------------------------------------------------------------------------------------
       35,100,000       Port Authority NY/NJ, 132nd Series                     5.000             09/01/2038          36,862,371
--------------------------------------------------------------------------------------------------------------------------------
       80,000,000       Port Authority NY/NJ, 135th Series 5                   5.000             03/15/2039          84,043,600
--------------------------------------------------------------------------------------------------------------------------------
       17,855,000       Port Authority NY/NJ, 136th Series                     5.125             05/01/2034          18,843,274
--------------------------------------------------------------------------------------------------------------------------------


                         20 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$      19,175,000       Port Authority NY/NJ, 136th Series                     5.375%            11/01/2028     $    20,610,057
--------------------------------------------------------------------------------------------------------------------------------
       22,855,000       Port Authority NY/NJ, 136th Series                     5.500             11/01/2029          24,828,986
--------------------------------------------------------------------------------------------------------------------------------
        1,430,000       Port Authority NY/NJ, 137th Series                     5.125             07/15/2030           1,511,639
--------------------------------------------------------------------------------------------------------------------------------
       18,040,000       Port Authority NY/NJ, 141st Series                     5.000             09/01/2027          18,897,622
--------------------------------------------------------------------------------------------------------------------------------
       47,910,000       Port Authority NY/NJ, 143rd Series                     5.000             10/01/2030          50,027,622
--------------------------------------------------------------------------------------------------------------------------------
       27,535,000       Port Authority NY/NJ, 143rd Series                     5.000             04/01/2036          28,731,396
--------------------------------------------------------------------------------------------------------------------------------
       14,350,000       Port Authority NY/NJ, 146th Series                     4.500             12/01/2023          14,427,490
--------------------------------------------------------------------------------------------------------------------------------
       29,975,000       Port Authority NY/NJ, 146th Series                     4.500             12/01/2036          29,490,604
--------------------------------------------------------------------------------------------------------------------------------
       26,110,000       Port Authority NY/NJ, 146th Series                     4.750             12/01/2027          26,739,251
--------------------------------------------------------------------------------------------------------------------------------
       50,660,000       Port Authority NY/NJ, 37th Series                      5.250             07/15/2034          53,947,834
--------------------------------------------------------------------------------------------------------------------------------
        2,755,000       Poughkeepsie IDA (Eastman & Bixby Redevel. Corp.)      6.000             08/01/2032           2,923,551
--------------------------------------------------------------------------------------------------------------------------------
        1,990,000       Putnam County IDA (Brewster Plastics)                  8.500             12/01/2016           2,046,735
--------------------------------------------------------------------------------------------------------------------------------
       16,240,000       Rensselaer City School District COP 3                  5.000             06/01/2036          17,174,937
--------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Rensselaer County IDA (Franciscan Heights)             5.375             12/01/2036           1,596,240
--------------------------------------------------------------------------------------------------------------------------------
       27,455,000       Rensselaer County IDA (Rensselaer Polytechnical
                        Institute)                                             5.000             03/01/2036          28,854,930
--------------------------------------------------------------------------------------------------------------------------------
        6,385,000       Rensselaer County Tobacco Asset Securitization
                        Corp. 5                                                5.625             06/01/2035           6,683,350
--------------------------------------------------------------------------------------------------------------------------------
        7,300,000       Rensselaer County Tobacco Asset Securitization
                        Corp. 5                                                5.750             06/01/2043           7,675,848
--------------------------------------------------------------------------------------------------------------------------------
       18,975,000       Rensselaer Municipal Leasing Corp. (Rensselaer
                        County Nursing Home)                                   6.900             06/01/2024          19,053,367
--------------------------------------------------------------------------------------------------------------------------------
        1,555,000       Riverhead IDA (Michael Reilly Design)                  8.875             08/01/2021           1,474,918
--------------------------------------------------------------------------------------------------------------------------------
        5,365,000       Rochester Hsg. Authority (Andrews Terrace
                        Apartments)                                            4.600             12/20/2026           5,370,902
--------------------------------------------------------------------------------------------------------------------------------
        7,565,000       Rochester Hsg. Authority (Andrews Terrace
                        Apartments)                                            4.700             12/20/2038           7,484,433
--------------------------------------------------------------------------------------------------------------------------------
       14,695,000       Rochester Hsg. Authority (Andrews Terrace
                        Apartments)                                            4.800             12/20/2048          14,482,657
--------------------------------------------------------------------------------------------------------------------------------
       14,805,000       Rochester Hsg. Authority (Crossroads Apartments)       7.700             01/01/2017          15,131,746
--------------------------------------------------------------------------------------------------------------------------------
        6,790,000       Rochester Museum & Science Center                      6.125             12/01/2015           6,880,307
--------------------------------------------------------------------------------------------------------------------------------
        1,195,000       Rockland County IDA (Crystal Run Village/Rockland
                        County Assoc. for the Learning Disabled Obligated
                        Group)                                                 4.900             07/01/2021           1,243,266
--------------------------------------------------------------------------------------------------------------------------------
        9,225,000       Rockland County Tobacco Asset Securitization
                        Corp. 5                                                5.625             08/15/2035           9,672,044
--------------------------------------------------------------------------------------------------------------------------------
       10,100,000       Rockland County Tobacco Asset Securitization
                        Corp. 5                                                5.750             08/15/2043          10,638,070
--------------------------------------------------------------------------------------------------------------------------------
      441,000,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                  7.624 2           08/15/2060           8,736,210
--------------------------------------------------------------------------------------------------------------------------------
       30,000,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                  5.875 2           08/15/2045           3,259,800
--------------------------------------------------------------------------------------------------------------------------------
           20,000       Sanford Town GO                                        5.250             04/15/2015              21,237
--------------------------------------------------------------------------------------------------------------------------------
           20,000       Sanford Town GO                                        5.250             04/15/2016              21,321
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Sanford Town GO                                        5.250             04/15/2017              26,588
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Sanford Town GO                                        5.250             04/15/2018              26,523
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Sanford Town GO                                        5.250             04/15/2019              26,446
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Sanford Town GO                                        5.250             04/15/2020              26,351
--------------------------------------------------------------------------------------------------------------------------------
           30,000       Sanford Town GO                                        5.250             04/15/2021              31,508
--------------------------------------------------------------------------------------------------------------------------------
           30,000       Sanford Town GO                                        5.250             04/15/2022              31,417
--------------------------------------------------------------------------------------------------------------------------------
           30,000       Sanford Town GO                                        5.250             04/15/2023              31,349
--------------------------------------------------------------------------------------------------------------------------------


                         21 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$          30,000       Sanford Town GO                                        5.250%            04/15/2024     $        31,304
--------------------------------------------------------------------------------------------------------------------------------
           35,000       Sanford Town GO                                        5.250             04/15/2025              36,365
--------------------------------------------------------------------------------------------------------------------------------
           35,000       Sanford Town GO                                        5.250             04/15/2026              36,287
--------------------------------------------------------------------------------------------------------------------------------
           40,000       Sanford Town GO                                        5.250             04/15/2027              41,450
--------------------------------------------------------------------------------------------------------------------------------
           40,000       Sanford Town GO                                        5.250             04/15/2028              41,375
--------------------------------------------------------------------------------------------------------------------------------
           40,000       Sanford Town GO                                        5.250             04/15/2029              41,322
--------------------------------------------------------------------------------------------------------------------------------
           45,000       Sanford Town GO                                        5.250             04/15/2030              46,387
--------------------------------------------------------------------------------------------------------------------------------
           45,000       Sanford Town GO                                        5.250             04/15/2031              46,287
--------------------------------------------------------------------------------------------------------------------------------
           50,000       Sanford Town GO                                        5.250             04/15/2032              51,408
--------------------------------------------------------------------------------------------------------------------------------
           50,000       Sanford Town GO                                        5.250             04/15/2033              51,379
--------------------------------------------------------------------------------------------------------------------------------
           55,000       Sanford Town GO                                        5.250             04/15/2034              56,561
--------------------------------------------------------------------------------------------------------------------------------
           60,000       Sanford Town GO                                        5.250             04/15/2035              61,672
--------------------------------------------------------------------------------------------------------------------------------
           60,000       Sanford Town GO                                        5.250             04/15/2036              61,672
--------------------------------------------------------------------------------------------------------------------------------
          860,000       Saratoga County IDA (ARC)                              8.400             03/01/2013             868,265
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Saratoga County IDA (Saratoga Hospital/Saratoga
                        Care/Benedict Community Health Center)                 5.125             12/01/2033           3,144,660
--------------------------------------------------------------------------------------------------------------------------------
        1,635,000       Schenectady IDA (Schaffer Heights Hsg.)                6.000             11/01/2030           1,767,713
--------------------------------------------------------------------------------------------------------------------------------
        3,335,000       Schenectady IDA (Union College)                        5.000             07/01/2031           3,534,967
--------------------------------------------------------------------------------------------------------------------------------
        3,405,000       Schenectady Metroplex Devel. Authority, Series A 3     5.375             12/15/2021           3,601,537
--------------------------------------------------------------------------------------------------------------------------------
          188,000       Schroon Lake Fire District 1                           7.250             03/01/2009             189,594
--------------------------------------------------------------------------------------------------------------------------------
          175,000       Scotia Hsg. Authority (Holyrood House)                 7.000             06/01/2009             175,474
--------------------------------------------------------------------------------------------------------------------------------
        2,480,000       SONYMA, Series 106                                     5.100             04/01/2023           2,540,983
--------------------------------------------------------------------------------------------------------------------------------
       33,565,000       SONYMA, Series 109 5                                   4.950             10/01/2034          33,897,412
--------------------------------------------------------------------------------------------------------------------------------
       10,200,000       SONYMA, Series 109                                     4.800             10/01/2023          10,343,820
--------------------------------------------------------------------------------------------------------------------------------
       14,865,000       SONYMA, Series 133                                     5.050             10/01/2026          15,341,869
--------------------------------------------------------------------------------------------------------------------------------
       23,500,000       SONYMA, Series 137                                     4.700             10/01/2031          23,508,225
--------------------------------------------------------------------------------------------------------------------------------
       23,290,000       SONYMA, Series 140                                     4.750             10/01/2037          23,536,641
--------------------------------------------------------------------------------------------------------------------------------
        2,475,000       SONYMA, Series 29                                      5.450             04/01/2031           2,534,549
--------------------------------------------------------------------------------------------------------------------------------
       20,600,000       SONYMA, Series 29                                      5.450             10/01/2031          21,129,008
--------------------------------------------------------------------------------------------------------------------------------
        7,380,000       SONYMA, Series 35                                      4.800             10/01/2030           7,433,136
--------------------------------------------------------------------------------------------------------------------------------
       16,740,000       SONYMA, Series 67                                      5.800             10/01/2028          16,917,779
--------------------------------------------------------------------------------------------------------------------------------
        3,615,000       SONYMA, Series 69                                      5.500             10/01/2028           3,635,786
--------------------------------------------------------------------------------------------------------------------------------
        3,535,000       SONYMA, Series 69 3                                    5.400             10/01/2019           3,596,509
--------------------------------------------------------------------------------------------------------------------------------
        5,540,000       SONYMA, Series 69 5                                    5.500             10/01/2028           5,570,391
--------------------------------------------------------------------------------------------------------------------------------
       11,960,000       SONYMA, Series 71                                      5.400             04/01/2029          12,117,872
--------------------------------------------------------------------------------------------------------------------------------
           30,000       SONYMA, Series 71                                      5.400             04/01/2029              30,396
--------------------------------------------------------------------------------------------------------------------------------
       19,100,000       SONYMA, Series 71 5                                    5.400             04/01/2029          19,344,767
--------------------------------------------------------------------------------------------------------------------------------
       22,000,000       SONYMA, Series 73 5                                    5.300             10/01/2028          22,418,550
--------------------------------------------------------------------------------------------------------------------------------
        1,815,000       SONYMA, Series 73-A                                    5.300             10/01/2028           1,849,539
--------------------------------------------------------------------------------------------------------------------------------
          285,000       SONYMA, Series 77                                      5.150             04/01/2029             289,950
--------------------------------------------------------------------------------------------------------------------------------
       10,175,000       SONYMA, Series 79                                      5.300             04/01/2029          10,372,293
--------------------------------------------------------------------------------------------------------------------------------
        5,415,000       SONYMA, Series 97                                      5.500             04/01/2031           5,570,411
--------------------------------------------------------------------------------------------------------------------------------
          300,000       St. Lawrence County IDA (Clarkson University)          5.125             07/01/2021             305,271
--------------------------------------------------------------------------------------------------------------------------------
        1,315,000       St. Lawrence County IDA (Clarkson University)          5.250             07/01/2031           1,341,313
--------------------------------------------------------------------------------------------------------------------------------
        2,370,000       St. Lawrence County IDA (Clarkson University)          5.500             07/01/2029           2,452,595
--------------------------------------------------------------------------------------------------------------------------------
        7,125,000       St. Lawrence County IDA (Clarkson University)          5.000             07/01/2031           7,501,343
--------------------------------------------------------------------------------------------------------------------------------
        1,225,000       Suffolk County IDA (ACLD)                              6.000             12/01/2019           1,268,867
--------------------------------------------------------------------------------------------------------------------------------
          530,000       Suffolk County IDA (ALIA-ACDS)                         7.125             06/01/2017             571,261
--------------------------------------------------------------------------------------------------------------------------------
        2,260,000       Suffolk County IDA (ALIA-ACLD)                         5.950             10/01/2021           2,279,210
--------------------------------------------------------------------------------------------------------------------------------
          315,000       Suffolk County IDA (ALIA-ACLD)                         6.375             06/01/2014             327,033
--------------------------------------------------------------------------------------------------------------------------------


                         22 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       1,070,000       Suffolk County IDA (ALIA-ACLD)                         6.500%            03/01/2018     $     1,106,519
--------------------------------------------------------------------------------------------------------------------------------
          745,000       Suffolk County IDA (ALIA-ACLD)                         7.500             09/01/2015             800,942
--------------------------------------------------------------------------------------------------------------------------------
          260,000       Suffolk County IDA (ALIA-ADD)                          6.950             12/01/2014             277,384
--------------------------------------------------------------------------------------------------------------------------------
          480,000       Suffolk County IDA (ALIA-ADD)                          7.125             06/01/2017             517,368
--------------------------------------------------------------------------------------------------------------------------------
          395,000       Suffolk County IDA (ALIA-ADD)                          7.500             09/01/2015             424,661
--------------------------------------------------------------------------------------------------------------------------------
        3,320,000       Suffolk County IDA (ALIA-DDI)                          5.950             10/01/2021           3,348,220
--------------------------------------------------------------------------------------------------------------------------------
        1,245,000       Suffolk County IDA (ALIA-DDI)                          6.375             06/01/2014           1,292,559
--------------------------------------------------------------------------------------------------------------------------------
          100,000       Suffolk County IDA (ALIA-DDI)                          7.500             09/01/2015             107,509
--------------------------------------------------------------------------------------------------------------------------------
          860,000       Suffolk County IDA (ALIA-FREE)                         5.950             10/01/2021             867,310
--------------------------------------------------------------------------------------------------------------------------------
          700,000       Suffolk County IDA (ALIA-FREE)                         6.375             06/01/2014             726,740
--------------------------------------------------------------------------------------------------------------------------------
        1,605,000       Suffolk County IDA (ALIA-FREE)                         6.950             12/01/2014           1,712,310
--------------------------------------------------------------------------------------------------------------------------------
        3,965,000       Suffolk County IDA (ALIA-FREE)                         7.125             06/01/2017           4,273,675
--------------------------------------------------------------------------------------------------------------------------------
          615,000       Suffolk County IDA (ALIA-IGHL)                         5.950             10/01/2021             620,228
--------------------------------------------------------------------------------------------------------------------------------
          380,000       Suffolk County IDA (ALIA-IGHL)                         6.000             10/01/2031             383,314
--------------------------------------------------------------------------------------------------------------------------------
          560,000       Suffolk County IDA (ALIA-IGHL)                         6.375             06/01/2014             581,392
--------------------------------------------------------------------------------------------------------------------------------
          550,000       Suffolk County IDA (ALIA-IGHL)                         6.950             12/01/2014             586,773
--------------------------------------------------------------------------------------------------------------------------------
        1,110,000       Suffolk County IDA (ALIA-IGHL)                         7.125             06/01/2017           1,196,414
--------------------------------------------------------------------------------------------------------------------------------
        1,945,000       Suffolk County IDA (ALIA-IGHL)                         7.250             12/01/2033           2,084,398
--------------------------------------------------------------------------------------------------------------------------------
          240,000       Suffolk County IDA (ALIA-IGHL)                         7.500             09/01/2015             258,022
--------------------------------------------------------------------------------------------------------------------------------
          330,000       Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)      6.375             06/01/2014             342,606
--------------------------------------------------------------------------------------------------------------------------------
          655,000       Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)      6.950             12/01/2014             698,793
--------------------------------------------------------------------------------------------------------------------------------
          250,000       Suffolk County IDA (ALIA-L.I. Head Injury Assoc.)      7.500             09/01/2015             268,773
--------------------------------------------------------------------------------------------------------------------------------
          550,000       Suffolk County IDA (ALIA-MCH)                          6.375             06/01/2014             571,010
--------------------------------------------------------------------------------------------------------------------------------
        1,535,000       Suffolk County IDA (ALIA-MCH)                          6.950             12/01/2014           1,637,630
--------------------------------------------------------------------------------------------------------------------------------
        1,355,000       Suffolk County IDA (ALIA-MCH)                          7.125             06/01/2017           1,460,487
--------------------------------------------------------------------------------------------------------------------------------
          745,000       Suffolk County IDA (ALIA-NYS ARC)                      7.500             09/01/2015             800,942
--------------------------------------------------------------------------------------------------------------------------------
          400,000       Suffolk County IDA (ALIA-Pederson-Krag Center)         8.375             06/01/2016             435,604
--------------------------------------------------------------------------------------------------------------------------------
          595,000       Suffolk County IDA (ALIA-SMCFS)                        7.500             09/01/2015             639,679
--------------------------------------------------------------------------------------------------------------------------------
          710,000       Suffolk County IDA (ALIA-Suffolk Hostels)              7.500             09/01/2015             763,314
--------------------------------------------------------------------------------------------------------------------------------
        2,045,000       Suffolk County IDA (ALIA-UCPAGS)                       5.950             10/01/2021           2,062,383
--------------------------------------------------------------------------------------------------------------------------------
          235,000       Suffolk County IDA (ALIA-UCPAGS)                       6.375             06/01/2014             243,977
--------------------------------------------------------------------------------------------------------------------------------
          955,000       Suffolk County IDA (ALIA-UCPAGS)                       6.950             12/01/2014           1,018,851
--------------------------------------------------------------------------------------------------------------------------------
          785,000       Suffolk County IDA (ALIA-UCPAGS)                       7.000             06/01/2016             842,619
--------------------------------------------------------------------------------------------------------------------------------
          495,000       Suffolk County IDA (ALIA-UCPAGS)                       7.500             09/01/2015             532,170
--------------------------------------------------------------------------------------------------------------------------------
          340,000       Suffolk County IDA (ALIA-WORCA)                        6.950             12/01/2014             362,732
--------------------------------------------------------------------------------------------------------------------------------
          850,000       Suffolk County IDA (ALIA-WORCA)                        7.125             06/01/2017             916,173
--------------------------------------------------------------------------------------------------------------------------------
          590,000       Suffolk County IDA (ALIA-WORCA)                        7.500             09/01/2015             634,303
--------------------------------------------------------------------------------------------------------------------------------
          715,000       Suffolk County IDA (Catholic Charities)                6.000             10/01/2020             733,140
--------------------------------------------------------------------------------------------------------------------------------
          235,000       Suffolk County IDA (DDI)                               6.000             12/01/2019             243,415
--------------------------------------------------------------------------------------------------------------------------------
          635,000       Suffolk County IDA (DDI)                               6.000             10/01/2020             651,110
--------------------------------------------------------------------------------------------------------------------------------
          655,000       Suffolk County IDA (DDI)                               6.000             10/01/2020             671,617
--------------------------------------------------------------------------------------------------------------------------------
          360,000       Suffolk County IDA (DDI)                               6.250             03/01/2009             366,062
--------------------------------------------------------------------------------------------------------------------------------
        5,025,000       Suffolk County IDA (DDI)                               7.250             03/01/2024           5,317,606
--------------------------------------------------------------------------------------------------------------------------------
        8,790,000       Suffolk County IDA (DDI)                               8.750             03/01/2023           9,355,900
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Suffolk County IDA (Dowling College)                   5.000             06/01/2036           2,074,340
--------------------------------------------------------------------------------------------------------------------------------
        3,275,000       Suffolk County IDA (Dowling College)                   6.700             12/01/2020           3,345,544
--------------------------------------------------------------------------------------------------------------------------------
        1,740,000       Suffolk County IDA (Family Residences)                 6.000             12/01/2019           1,802,309
--------------------------------------------------------------------------------------------------------------------------------
        1,345,000       Suffolk County IDA (Family Services League)            5.000             11/01/2027           1,407,556
--------------------------------------------------------------------------------------------------------------------------------
          830,000       Suffolk County IDA (Family Services League)            5.000             11/01/2034             867,076
--------------------------------------------------------------------------------------------------------------------------------
          125,000       Suffolk County IDA (Federation of Organizations)       7.625             04/01/2010             129,583
--------------------------------------------------------------------------------------------------------------------------------
        2,195,000       Suffolk County IDA (Federation of Organizations)       8.125             04/01/2030           2,317,283
--------------------------------------------------------------------------------------------------------------------------------
        2,600,000       Suffolk County IDA (Gurwin Jewish-Phase II)            6.700             05/01/2039           2,847,312
--------------------------------------------------------------------------------------------------------------------------------


                         23 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       3,860,000       Suffolk County IDA (Huntington First Aid Squad)        6.650%            11/01/2017     $     4,030,033
--------------------------------------------------------------------------------------------------------------------------------
          270,000       Suffolk County IDA (Independent Group Home
                        Living)                                                6.000             12/01/2019             279,669
--------------------------------------------------------------------------------------------------------------------------------
        1,460,000       Suffolk County IDA (Independent Group Home
                        Living)                                                6.000             10/01/2020           1,497,040
--------------------------------------------------------------------------------------------------------------------------------
        2,950,000       Suffolk County IDA (Jefferson's Ferry)                 5.000             11/01/2028           3,016,405
--------------------------------------------------------------------------------------------------------------------------------
       13,920,000       Suffolk County IDA (Keyspan-Port Jefferson
                        Center)                                                5.250             06/01/2027          14,598,322
--------------------------------------------------------------------------------------------------------------------------------
        4,065,000       Suffolk County IDA (L.I. Network Community
                        Services)                                              7.550             02/01/2034           4,360,810
--------------------------------------------------------------------------------------------------------------------------------
        8,000,000       Suffolk County IDA (Medford Hamlet Assisted
                        Living)                                                6.375             01/01/2039           8,223,440
--------------------------------------------------------------------------------------------------------------------------------
        1,865,000       Suffolk County IDA (Nassau-Suffolk Services for
                        Autism)                                                6.750             11/01/2036           1,911,289
--------------------------------------------------------------------------------------------------------------------------------
          635,000       Suffolk County IDA (Nassau-Suffolk Services for
                        Autism)                                                6.750             11/01/2036             636,029
--------------------------------------------------------------------------------------------------------------------------------
        3,080,000       Suffolk County IDA (New Interdisciplinary School)      6.750             12/01/2019           3,201,106
--------------------------------------------------------------------------------------------------------------------------------
          450,000       Suffolk County IDA (Nissequogue Cogeneration
                        Partners)                                              4.875             01/01/2008             449,397
--------------------------------------------------------------------------------------------------------------------------------
        8,750,000       Suffolk County IDA (Nissequogue Cogeneration
                        Partners)                                              5.300             01/01/2013           8,687,263
--------------------------------------------------------------------------------------------------------------------------------
       18,925,000       Suffolk County IDA (Nissequogue Cogeneration
                        Partners)                                              5.500             01/01/2023          18,848,354
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Suffolk County IDA (Peconic Landing Retirement
                        Home)                                                  8.000             10/01/2020           1,107,700
--------------------------------------------------------------------------------------------------------------------------------
        2,850,000       Suffolk County IDA (Peconic Landing Retirement
                        Home)                                                  8.000             10/01/2030           3,147,284
--------------------------------------------------------------------------------------------------------------------------------
        4,800,000       Suffolk County IDA (Pederson-Krager Center)            7.200             02/01/2035           5,147,664
--------------------------------------------------------------------------------------------------------------------------------
          185,000       Suffolk County IDA (Pederson-Krager Center)            7.625             04/01/2010             195,236
--------------------------------------------------------------------------------------------------------------------------------
        2,545,000       Suffolk County IDA (Pederson-Krager Center)            8.125             04/01/2030           2,743,001
--------------------------------------------------------------------------------------------------------------------------------
          195,000       Suffolk County IDA (St. Vincent De Paul in the
                        Diocese of Rockville Center)                           7.000             04/01/2010             203,210
--------------------------------------------------------------------------------------------------------------------------------
        2,595,000       Suffolk County IDA (St. Vincent De Paul in the
                        Diocese of Rockville Center)                           8.000             04/01/2030           2,746,107
--------------------------------------------------------------------------------------------------------------------------------
          545,000       Suffolk County IDA (Suffolk Hotels)                    6.000             10/01/2020             558,827
--------------------------------------------------------------------------------------------------------------------------------
        2,140,000       Suffolk County IDA (United Cerebral Palsy Assoc.)      6.000             12/01/2019           2,216,633
--------------------------------------------------------------------------------------------------------------------------------
        3,350,000       Suffolk County IDA (United Cerebral Palsy Assoc.)      7.875             09/01/2041           3,541,922
--------------------------------------------------------------------------------------------------------------------------------
        1,620,000       Suffolk County IDA (Windmill Village)                  5.700             12/01/2026           1,719,954
--------------------------------------------------------------------------------------------------------------------------------
        1,305,000       Suffolk County IDA (Windmill Village)                  5.750             12/01/2031           1,391,117
--------------------------------------------------------------------------------------------------------------------------------
        4,005,000       Suffolk County IDA (Wireless Boulevard Realty)         8.625             12/01/2026           4,118,702
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Suffolk County IDA (WORCA)                             6.000             10/01/2020           1,025,370
--------------------------------------------------------------------------------------------------------------------------------
           50,000       Suffolk County Water Authority                         5.125             06/01/2026              52,617
--------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Sullivan County Community College COP 1                5.750             08/15/2025           3,994,600
--------------------------------------------------------------------------------------------------------------------------------
        4,995,000       Sullivan County IDA (Center for Discovery)             5.625             06/01/2013           5,070,075
--------------------------------------------------------------------------------------------------------------------------------
        6,705,000       Sullivan County IDA (Center for Discovery)             6.000             06/01/2019           6,867,932
--------------------------------------------------------------------------------------------------------------------------------
        4,900,000       Sullivan County IDA (Center for Discovery)             6.500             06/01/2025           5,021,716
--------------------------------------------------------------------------------------------------------------------------------
        4,650,000       Sullivan County IDA (Center for Discovery)             6.950             02/01/2035           4,837,907
--------------------------------------------------------------------------------------------------------------------------------
        1,915,000       Sullivan County IDA (Center for Discovery)             7.250             02/01/2012           2,023,025
--------------------------------------------------------------------------------------------------------------------------------
        9,965,000       Sullivan County IDA (Center for Discovery)             7.750             02/01/2027          10,714,667
--------------------------------------------------------------------------------------------------------------------------------
        8,535,000       Sullivan County IDA (SCCC Dorm Corp. Civic
                        Facility)                                              7.250             06/01/2027           8,561,373
--------------------------------------------------------------------------------------------------------------------------------
          167,500       Syracuse Hsg. Authority (Loretto Sedgwick
                        Heights Corp.)                                         7.375             11/01/2008             166,885
--------------------------------------------------------------------------------------------------------------------------------


                         24 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       6,995,000       Syracuse Hsg. Authority (Loretto Sedgwick Heights
                        Corp.)                                                 8.500%            11/01/2031     $     7,079,989
--------------------------------------------------------------------------------------------------------------------------------
        6,590,000       Syracuse Hsg. Authority (LRRHCF)                       5.800             08/01/2037           6,812,017
--------------------------------------------------------------------------------------------------------------------------------
           50,000       Syracuse Hsg. Authority (LRRHCF)                       7.500             08/01/2010              51,024
--------------------------------------------------------------------------------------------------------------------------------
        2,435,000       Syracuse Hsg. Authority (Pavilion on James)            7.500             11/01/2042           2,437,800
--------------------------------------------------------------------------------------------------------------------------------
           75,000       Syracuse IDA (Anoplate Corp.)                          7.250             11/01/2007              75,784
--------------------------------------------------------------------------------------------------------------------------------
        2,195,000       Syracuse IDA (Anoplate Corp.)                          8.000             11/01/2022           2,285,324
--------------------------------------------------------------------------------------------------------------------------------
       48,600,000       Syracuse IDA (Carousel Center)                         5.000             01/01/2036          50,693,202
--------------------------------------------------------------------------------------------------------------------------------
       83,000,000       Syracuse IDA (Carousel Center) 5                       5.000             01/01/2036          86,574,810
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Syracuse IDA (Crouse Irving Health Hospital)           5.375             01/01/2023             926,220
--------------------------------------------------------------------------------------------------------------------------------
       14,805,000       Syracuse IDA (James Square)                            7.197 2           08/01/2025           4,289,009
--------------------------------------------------------------------------------------------------------------------------------
          725,000       Syracuse IDA (Jewish Home of Central New York)         7.375             03/01/2021             778,201
--------------------------------------------------------------------------------------------------------------------------------
        2,050,000       Syracuse IDA (Jewish Home of Central New York)         7.375             03/01/2031           2,193,705
--------------------------------------------------------------------------------------------------------------------------------
           75,000       Taconic Hills Central School District at
                        Craryville                                             5.000             06/15/2026              78,563
--------------------------------------------------------------------------------------------------------------------------------
        7,500,000       Tobacco Settlement Financing Corp. (TASC) 3            5.500             06/01/2019           8,149,800
--------------------------------------------------------------------------------------------------------------------------------
       13,825,000       Tobacco Settlement Financing Corp. (TASC)              5.500             06/01/2021          14,975,517
--------------------------------------------------------------------------------------------------------------------------------
        3,750,000       Tompkins County IDA (Ithacare Center)                  6.200             02/01/2037           3,831,300
--------------------------------------------------------------------------------------------------------------------------------
           55,000       Tompkins Health Care Corp. (Reconstruction Home)      10.800             02/01/2028              60,436
--------------------------------------------------------------------------------------------------------------------------------
          500,000       Tonawanda Senior Citizen Hsg. Corp.                    6.500             12/01/2010             508,000
--------------------------------------------------------------------------------------------------------------------------------
           25,000       Triborough Bridge & Tunnel Authority                   5.000             01/01/2032              25,836
--------------------------------------------------------------------------------------------------------------------------------
       33,075,000       Triborough Bridge & Tunnel Authority, Series A 5       5.000             01/01/2027          34,266,648
--------------------------------------------------------------------------------------------------------------------------------
       16,775,000       Triborough Bridge & Tunnel Authority, Series A 5       5.000             01/01/2032          17,507,580
--------------------------------------------------------------------------------------------------------------------------------
        5,400,000       Triborough Bridge & Tunnel Authority, Series A 3       5.000             11/15/2035           5,723,514
--------------------------------------------------------------------------------------------------------------------------------
       28,940,000       Triborough Bridge & Tunnel Authority, Series B         5.000             11/15/2032          30,338,960
--------------------------------------------------------------------------------------------------------------------------------
       11,250,000       TSASC, Inc. (TFABs)                                    5.000             06/01/2026          11,423,700
--------------------------------------------------------------------------------------------------------------------------------
       44,170,000       TSASC, Inc. (TFABs)                                    5.000             06/01/2034          44,655,870
--------------------------------------------------------------------------------------------------------------------------------
       35,460,000       TSASC, Inc. (TFABs)                                    5.125             06/01/2042          36,148,988
--------------------------------------------------------------------------------------------------------------------------------
      114,350,000       TSASC, Inc. (TFABs) 5                                  5.000             06/01/2034         115,621,078
--------------------------------------------------------------------------------------------------------------------------------
      313,130,000       TSASC, Inc. (TFABs) 5                                  5.125             06/01/2042         319,213,155
--------------------------------------------------------------------------------------------------------------------------------
          995,000       UCP/HCA of Chemung County                              6.600             08/01/2022           1,026,870
--------------------------------------------------------------------------------------------------------------------------------
       13,200,000       Ulster County IDA (Benedictine Hospital)               6.500             11/01/2036          13,384,932
--------------------------------------------------------------------------------------------------------------------------------
        1,760,000       Ulster County IDA (Brooklyn Bottling)                  8.600             06/30/2022           1,769,029
--------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Ulster County IDA (Kingston Hospital)                  5.650             11/15/2024           4,145,320
--------------------------------------------------------------------------------------------------------------------------------
        1,465,000       Ulster County IDA (Mid-Hudson Family Health
                        Services)                                              5.350             07/01/2023           1,500,482
--------------------------------------------------------------------------------------------------------------------------------
          175,000       Ulster County Res Rec                                  5.000             03/01/2019             181,039
--------------------------------------------------------------------------------------------------------------------------------
          185,000       Ulster County Res Rec                                  5.000             03/01/2020             190,698
--------------------------------------------------------------------------------------------------------------------------------
        3,005,000       Ulster County Tobacco Asset Securitization Corp.       0.000 8           06/01/2040           2,788,460
--------------------------------------------------------------------------------------------------------------------------------
        2,935,000       Ulster County Tobacco Asset Securitization Corp.       6.000             06/01/2040           3,125,188
--------------------------------------------------------------------------------------------------------------------------------
        2,175,000       Ulster County Tobacco Asset Securitization Corp. 1     6.250             06/01/2025           2,343,693
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       United Nations Devel. Corp., Series A                  5.250             07/01/2026           2,017,940
--------------------------------------------------------------------------------------------------------------------------------
          500,000       Utica GO                                               6.100             01/15/2013             537,205
--------------------------------------------------------------------------------------------------------------------------------
        3,550,000       Utica IDA (Utica College Civic Facility)               6.850             12/01/2031           3,868,009
--------------------------------------------------------------------------------------------------------------------------------
          375,000       Watervliet Hsg. Authority (Colonie Senior
                        Service Center)                                        5.875             06/01/2018             377,760
--------------------------------------------------------------------------------------------------------------------------------
       10,800,000       Watervliet Hsg. Authority (Colonie Senior
                        Service Center)                                        6.125             06/01/2038          10,880,676
--------------------------------------------------------------------------------------------------------------------------------
        2,455,000       Wayne County IDA (ARC)                                 8.375             03/01/2018           2,460,327
--------------------------------------------------------------------------------------------------------------------------------
          300,000       Westchester County Healthcare Corp., Series A          5.875             11/01/2025             310,743
--------------------------------------------------------------------------------------------------------------------------------


                         25 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$       1,870,000       Westchester County IDA (Beth Abraham Hospital)         8.375%            12/01/2025     $     1,915,740
--------------------------------------------------------------------------------------------------------------------------------
           90,000       Westchester County IDA (Children's Village)            5.375             03/15/2019              92,120
--------------------------------------------------------------------------------------------------------------------------------
        4,290,000       Westchester County IDA (Children's Village)            6.000             06/01/2022           4,488,927
--------------------------------------------------------------------------------------------------------------------------------
        1,215,000       Westchester County IDA (Clearview School)              7.250             01/01/2035           1,287,548
--------------------------------------------------------------------------------------------------------------------------------
        1,300,000       Westchester County IDA (Guiding Eyes for the
                        Blind)                                                 5.375             08/01/2024           1,384,825
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Westchester County IDA (Hebrew Hospital
                        Senior Hsg.)                                           7.375             07/01/2030           2,149,860
--------------------------------------------------------------------------------------------------------------------------------
        1,560,000       Westchester County IDA (JDAM)                          6.750             04/01/2016           1,588,205
--------------------------------------------------------------------------------------------------------------------------------
        3,325,000       Westchester County IDA (Lawrence Hospital)             5.000             01/01/2028           3,367,261
--------------------------------------------------------------------------------------------------------------------------------
          820,000       Westchester County IDA (Lawrence Hospital)             5.125             01/01/2018             834,883
--------------------------------------------------------------------------------------------------------------------------------
        1,275,000       Westchester County IDA (Living Independently for
                        the Elderly)                                           5.375             08/20/2021           1,358,576
--------------------------------------------------------------------------------------------------------------------------------
        3,035,000       Westchester County IDA (Living Independently for
                        the Elderly)                                           5.400             08/20/2032           3,227,753
--------------------------------------------------------------------------------------------------------------------------------
        1,580,000       Westchester County IDA (Rippowam-Cisqua School)        5.750             06/01/2029           1,634,779
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Westchester County IDA (Schnurmacher Center)           6.500             11/01/2013           1,062,430
--------------------------------------------------------------------------------------------------------------------------------
        1,710,000       Westchester County IDA (Schnurmacher Center)           6.500             11/01/2033           1,847,039
--------------------------------------------------------------------------------------------------------------------------------
          130,000       Westchester County IDA (Westchester Airport
                        Assoc.)                                                5.950             08/01/2024             130,527
--------------------------------------------------------------------------------------------------------------------------------
        2,590,000       Westchester County IDA (Winward School)                5.250             10/01/2031           2,694,584
--------------------------------------------------------------------------------------------------------------------------------
          400,000       Westchester County Tobacco Asset Securitization
                        Corp.                                                  5.125             06/01/2038             407,076
--------------------------------------------------------------------------------------------------------------------------------
       52,675,000       Westchester County Tobacco Asset Securitization
                        Corp. 5                                                5.125             06/01/2045          53,539,315
--------------------------------------------------------------------------------------------------------------------------------
       76,375,000       Westchester County Tobacco Asset Securitization
                        Corp.                                                  0.000 8           07/15/2039          84,731,953
--------------------------------------------------------------------------------------------------------------------------------
       52,510,000       Westchester County Tobacco Asset Securitization
                        Corp. 5                                                5.125             06/01/2038          53,438,726
--------------------------------------------------------------------------------------------------------------------------------
        1,400,000       Yates County IDA (Keuka College)                       8.750             08/01/2015           1,462,440
--------------------------------------------------------------------------------------------------------------------------------
        3,600,000       Yates County IDA (SSMH)                                5.650             02/01/2039           3,772,872
--------------------------------------------------------------------------------------------------------------------------------
        4,500,000       Yonkers GO                                             5.000             08/01/2035           4,729,725
--------------------------------------------------------------------------------------------------------------------------------
        4,685,000       Yonkers IDA (Hudson Scenic Studio)                     6.625             11/01/2019           4,827,143
--------------------------------------------------------------------------------------------------------------------------------
        4,445,000       Yonkers IDA (Monastery Manor Associates)               5.250             04/01/2037           4,700,632
--------------------------------------------------------------------------------------------------------------------------------
        1,590,000       Yonkers IDA (Philipsburgh Hall Associates)             7.500             11/01/2030           1,427,852
--------------------------------------------------------------------------------------------------------------------------------
          730,000       Yonkers IDA (Sacred Heart Assoc.)                      4.800             10/01/2026             740,797
--------------------------------------------------------------------------------------------------------------------------------
        2,355,000       Yonkers IDA (Sacred Heart Assoc.)                      5.000             10/01/2037           2,436,012
--------------------------------------------------------------------------------------------------------------------------------
        2,515,000       Yonkers IDA (St. John's Riverside Hospital)            7.125             07/01/2031           2,707,976
--------------------------------------------------------------------------------------------------------------------------------
          900,000       Yonkers IDA (St. Joseph's Hospital)                    5.900             03/01/2008             901,341
--------------------------------------------------------------------------------------------------------------------------------
        2,550,000       Yonkers IDA (St. Joseph's Hospital)                    8.500             12/30/2013           2,559,843
--------------------------------------------------------------------------------------------------------------------------------
        3,145,000       Yonkers IDA (Westchester School)                       8.750             12/30/2023           3,212,240
--------------------------------------------------------------------------------------------------------------------------------
          800,000       Yonkers Parking Authority                              6.000             06/15/2018             833,968
--------------------------------------------------------------------------------------------------------------------------------
        1,215,000       Yonkers Parking Authority                              6.000             06/15/2024           1,260,076
                                                                                                                ----------------
                                                                                                                 10,949,704,338
--------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.1%
        4,000,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (Delta-Continental Airlines) 1                   9.250             08/01/2024           4,013,000
--------------------------------------------------------------------------------------------------------------------------------
        5,500,000       NJ EDA (Continental Airlines) 3                        7.000             11/15/2030           5,896,715
                                                                                                                ----------------
                                                                                                                      9,909,715


                         26 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
U.S. POSSESSIONS--14.7%
$       2,995,000       Guam EDA (Harmon Village Apartments) 1,7               9.375%            11/01/2018     $            --
--------------------------------------------------------------------------------------------------------------------------------
        3,000,000       Guam Government Waterworks Authority &
                        Wastewater System                                      5.875             07/01/2035           3,229,020
--------------------------------------------------------------------------------------------------------------------------------
          290,000       Guam Power Authority, Series A                         5.250             10/01/2023             290,102
--------------------------------------------------------------------------------------------------------------------------------
       20,000,000       Guam Power Authority, Series A                         5.250             10/01/2034          20,438,800
--------------------------------------------------------------------------------------------------------------------------------
        7,525,000       Northern Mariana Islands Ports Authority, Series A     6.250             03/15/2028           7,936,618
--------------------------------------------------------------------------------------------------------------------------------
       18,185,000       Northern Mariana Islands Ports Authority, Series A     6.600             03/15/2028          20,544,686
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Northern Mariana Islands, Series A                     6.000             06/01/2020           1,051,920
--------------------------------------------------------------------------------------------------------------------------------
       10,000,000       Northern Mariana Islands, Series A                     7.375             06/01/2030          10,819,600
--------------------------------------------------------------------------------------------------------------------------------
          375,000       Puerto Rico Aqueduct & Sewer Authority                 5.000             07/01/2015             379,538
--------------------------------------------------------------------------------------------------------------------------------
        7,050,000       Puerto Rico Children's Trust Fund (TASC)               5.625             05/15/2043           7,446,986
--------------------------------------------------------------------------------------------------------------------------------
           20,000       Puerto Rico Commonwealth GO                            5.000             07/01/2026              20,458
--------------------------------------------------------------------------------------------------------------------------------
       14,000,000       Puerto Rico Commonwealth GO                            5.000             07/01/2027          14,488,740
--------------------------------------------------------------------------------------------------------------------------------
       17,010,000       Puerto Rico Commonwealth GO                            5.000             07/01/2029          17,663,524
--------------------------------------------------------------------------------------------------------------------------------
       48,655,000       Puerto Rico Commonwealth GO                            5.000             07/01/2033          50,192,011
--------------------------------------------------------------------------------------------------------------------------------
       41,600,000       Puerto Rico Commonwealth GO                            5.000             07/01/2034          43,093,440
--------------------------------------------------------------------------------------------------------------------------------
       40,330,000       Puerto Rico Commonwealth GO                            5.000             07/01/2035          42,103,713
--------------------------------------------------------------------------------------------------------------------------------
        5,605,000       Puerto Rico Commonwealth GO                            5.125             07/01/2031           5,770,516
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Commonwealth GO                            5.250             07/01/2022           5,388,800
--------------------------------------------------------------------------------------------------------------------------------
        4,000,000       Puerto Rico Commonwealth GO                            5.250             07/01/2030           4,295,200
--------------------------------------------------------------------------------------------------------------------------------
       22,085,000       Puerto Rico Commonwealth GO                            5.250             07/01/2032          23,662,532
--------------------------------------------------------------------------------------------------------------------------------
           70,000       Puerto Rico Electric Power Authority                   5.250             07/01/2029              73,672
--------------------------------------------------------------------------------------------------------------------------------
           70,000       Puerto Rico Electric Power Authority, Series II        5.125             07/01/2026              74,639
--------------------------------------------------------------------------------------------------------------------------------
        2,750,000       Puerto Rico Electric Power Authority, Series NN        5.125             07/01/2024           2,919,483
--------------------------------------------------------------------------------------------------------------------------------
          370,000       Puerto Rico Electric Power Authority, Series NN        5.125             07/01/2029             386,865
--------------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico HFC                                        5.100             12/01/2018              75,633
--------------------------------------------------------------------------------------------------------------------------------
        1,920,000       Puerto Rico HFC 3                                      5.500             12/01/2023           1,992,499
--------------------------------------------------------------------------------------------------------------------------------
        9,515,000       Puerto Rico Highway & Transportation Authority         5.000             07/01/2028           9,836,607
--------------------------------------------------------------------------------------------------------------------------------
          270,000       Puerto Rico Highway & Transportation Authority         5.750             07/01/2020             296,911
--------------------------------------------------------------------------------------------------------------------------------
       16,805,000       Puerto Rico Highway & Transportation Authority,
                        Series G                                               5.000             07/01/2033          18,028,236
--------------------------------------------------------------------------------------------------------------------------------
        8,740,000       Puerto Rico Highway & Transportation Authority,
                        Series G                                               5.000             07/01/2033           9,025,798
--------------------------------------------------------------------------------------------------------------------------------
       51,090,000       Puerto Rico Highway & Transportation Authority,
                        Series G                                               5.000             07/01/2042          54,808,841
--------------------------------------------------------------------------------------------------------------------------------
       26,565,000       Puerto Rico Highway & Transportation Authority,
                        Series G                                               5.000             07/01/2042          27,374,967
--------------------------------------------------------------------------------------------------------------------------------
          165,000       Puerto Rico Highway & Transportation Authority,
                        Series J                                               5.000             07/01/2034             178,254
--------------------------------------------------------------------------------------------------------------------------------
       42,850,000       Puerto Rico Highway & Transportation Authority,
                        Series J                                               5.125             07/01/2043          46,629,799
--------------------------------------------------------------------------------------------------------------------------------
       10,000,000       Puerto Rico Highway & Transportation Authority,
                        Series K                                               5.000             07/01/2025          10,456,600
--------------------------------------------------------------------------------------------------------------------------------
       14,725,000       Puerto Rico Highway & Transportation Authority,
                        Series K                                               5.000             07/01/2026          15,386,889
--------------------------------------------------------------------------------------------------------------------------------
        8,000,000       Puerto Rico Highway & Transportation Authority,
                        Series K                                               5.000             07/01/2027           8,354,000
--------------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Highway & Transportation Authority,
                        Series K                                               5.000             07/01/2030           2,084,260
--------------------------------------------------------------------------------------------------------------------------------
        5,975,000       Puerto Rico Highway & Transportation Authority,
                        Series M                                               5.000             07/01/2037           6,255,287
--------------------------------------------------------------------------------------------------------------------------------


                         27 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$      29,565,000       Puerto Rico Highway & Transportation Authority,
                        Series M                                               5.000%            07/01/2046     $    30,825,652
--------------------------------------------------------------------------------------------------------------------------------
      125,620,000       Puerto Rico Highway & Transportation Authority,
                        Series N 5                                             5.000             07/01/2041         125,808,472
--------------------------------------------------------------------------------------------------------------------------------
       54,940,000       Puerto Rico Highway & Transportation Authority,
                        Series N 5                                             5.750             07/01/2045          55,022,428
--------------------------------------------------------------------------------------------------------------------------------
        3,650,000       Puerto Rico Infrastructure                             5.000             07/01/2025           3,833,157
--------------------------------------------------------------------------------------------------------------------------------
       12,755,000       Puerto Rico Infrastructure                             5.000             07/01/2031          13,325,786
--------------------------------------------------------------------------------------------------------------------------------
        6,000,000       Puerto Rico Infrastructure                             5.000             07/01/2037           6,235,980
--------------------------------------------------------------------------------------------------------------------------------
       12,590,000       Puerto Rico Infrastructure                             5.000             07/01/2037          13,133,888
--------------------------------------------------------------------------------------------------------------------------------
      202,145,000       Puerto Rico Infrastructure                             5.000             07/01/2041         209,810,338
--------------------------------------------------------------------------------------------------------------------------------
       88,400,000       Puerto Rico Infrastructure                             5.000             07/01/2046          91,871,468
--------------------------------------------------------------------------------------------------------------------------------
        1,080,000       Puerto Rico ITEMECF (Ana G. Mendez University)         5.375             02/01/2019           1,110,283
--------------------------------------------------------------------------------------------------------------------------------
        1,575,000       Puerto Rico ITEMECF (Ana G. Mendez University)         5.375             12/01/2021           1,671,248
--------------------------------------------------------------------------------------------------------------------------------
        5,750,000       Puerto Rico ITEMECF (Ana G. Mendez University)         5.375             02/01/2029           5,885,758
--------------------------------------------------------------------------------------------------------------------------------
        6,315,000       Puerto Rico ITEMECF (Ana G. Mendez University)         5.500             12/01/2031           6,658,220
--------------------------------------------------------------------------------------------------------------------------------
       42,400,000       Puerto Rico ITEMECF (Cogeneration Facilities)          6.625             06/01/2026          45,866,200
--------------------------------------------------------------------------------------------------------------------------------
        2,970,000       Puerto Rico ITEMECF (Mennonite General Hospital)       5.625             07/01/2017           2,843,686
--------------------------------------------------------------------------------------------------------------------------------
          985,000       Puerto Rico ITEMECF (Mennonite General Hospital)       5.625             07/01/2027             910,465
--------------------------------------------------------------------------------------------------------------------------------
        8,770,000       Puerto Rico ITEMECF (Mennonite General Hospital)       6.500             07/01/2018           8,801,221
--------------------------------------------------------------------------------------------------------------------------------
       12,380,000       Puerto Rico ITEMECF (Mennonite General Hospital)       6.500             07/01/2026          12,409,341
--------------------------------------------------------------------------------------------------------------------------------
          475,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)          6.400             05/01/2009             475,214
--------------------------------------------------------------------------------------------------------------------------------
        2,450,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)          6.600             05/01/2014           2,450,441
--------------------------------------------------------------------------------------------------------------------------------
        5,250,000       Puerto Rico ITEMECF (Ryder Memorial Hospital)          6.700             05/01/2024           5,251,890
--------------------------------------------------------------------------------------------------------------------------------
        7,000,000       Puerto Rico ITEMECF (San Lucas & Cristo Redentor
                        Hospitals)                                             5.750             06/01/2029           6,819,750
--------------------------------------------------------------------------------------------------------------------------------
          500,000       Puerto Rico ITEMECF (University of the Sacred
                        Heart)                                                 5.250             09/01/2021             517,290
--------------------------------------------------------------------------------------------------------------------------------
        8,000,000       Puerto Rico ITEMECF (University of the Sacred
                        Heart) 3                                               5.250             09/01/2031           8,263,600
--------------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Municipal Finance Agency, Series A         5.250             08/01/2024           5,345,800
--------------------------------------------------------------------------------------------------------------------------------
        1,500,000       Puerto Rico Municipal Finance Agency, Series A         5.250             08/01/2025           1,602,645
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Port Authority (American Airlines),
                        Series A                                               6.250             06/01/2026           1,009,250
--------------------------------------------------------------------------------------------------------------------------------
       12,440,000       Puerto Rico Port Authority (American Airlines),
                        Series A                                               6.300             06/01/2023          12,447,713
--------------------------------------------------------------------------------------------------------------------------------
        1,940,000       Puerto Rico Public Buildings Authority                 5.000             07/01/2026           1,998,976
--------------------------------------------------------------------------------------------------------------------------------
       47,855,000       Puerto Rico Public Buildings Authority                 5.000             07/01/2036          49,542,846
--------------------------------------------------------------------------------------------------------------------------------
       52,000,000       Puerto Rico Public Buildings Authority                 5.250             07/01/2029          55,329,560
--------------------------------------------------------------------------------------------------------------------------------
       90,400,000       Puerto Rico Public Buildings Authority                 5.250             07/01/2033          95,899,032
--------------------------------------------------------------------------------------------------------------------------------
          120,000       Puerto Rico Public Buildings Authority                 5.375             07/01/2033             126,374
--------------------------------------------------------------------------------------------------------------------------------
       47,720,000       Puerto Rico Public Finance Corp., Series E             5.500             08/01/2029          50,556,477
--------------------------------------------------------------------------------------------------------------------------------
        4,025,000       University of Puerto Rico                              5.000             06/01/2026           4,222,426
--------------------------------------------------------------------------------------------------------------------------------
        6,000,000       University of Puerto Rico, Series Q                    5.000             06/01/2030           6,275,760
--------------------------------------------------------------------------------------------------------------------------------
       24,705,000       University of Puerto Rico, Series Q                    5.000             06/01/2036          25,764,597
--------------------------------------------------------------------------------------------------------------------------------
        9,230,000       University of V.I.,Series A                            5.375             06/01/2034           9,809,829
--------------------------------------------------------------------------------------------------------------------------------
        2,040,000       University of V.I.,Series A                            6.250             12/01/2029           2,187,920
--------------------------------------------------------------------------------------------------------------------------------
        1,250,000       V.I. Government Refinery Facilities (Hovensa
                        Coker)                                                 6.500             07/01/2021           1,409,075
--------------------------------------------------------------------------------------------------------------------------------
           25,000       V.I. HFA, Series A                                     6.450             03/01/2016              25,250
--------------------------------------------------------------------------------------------------------------------------------
       18,720,000       V.I. Public Finance Authority (Gross Receipts
                        Taxes Loan)                                            5.000             10/01/2031          19,431,173
--------------------------------------------------------------------------------------------------------------------------------


                         28 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                              COUPON            MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
--------------------------------------------------------------------------------------------------------------------------------
$         550,000       V.I. Public Finance Authority (Gross Receipts
                        Taxes Loan)                                            5.000%            10/01/2033     $       574,646
--------------------------------------------------------------------------------------------------------------------------------
       27,733,000       V.I. Public Finance Authority (Hovensa Coker)          6.500             07/01/2021          30,968,054
--------------------------------------------------------------------------------------------------------------------------------
        8,000,000       V.I. Public Finance Authority (Hovensa Refinery)       6.125             07/01/2022           8,829,920
--------------------------------------------------------------------------------------------------------------------------------
       11,700,000       V.I. Public Finance Authority (Hovensa)                5.875             07/01/2022          12,795,003
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       V.I. Public Finance Authority, Series A                5.250             10/01/2023           1,064,990
--------------------------------------------------------------------------------------------------------------------------------
          750,000       V.I. Public Finance Authority, Series A                5.250             10/01/2024             798,248
--------------------------------------------------------------------------------------------------------------------------------
        1,000,000       V.I. Public Finance Authority, Series A                5.500             10/01/2018           1,029,680
--------------------------------------------------------------------------------------------------------------------------------
       16,220,000       V.I. Public Finance Authority, Series A                5.500             10/01/2022          16,701,410
--------------------------------------------------------------------------------------------------------------------------------
        7,500,000       V.I. Public Finance Authority, Series A                5.625             10/01/2025           7,708,500
--------------------------------------------------------------------------------------------------------------------------------
           50,000       V.I. Public Finance Authority, Series A                5.625             10/01/2025              51,626
--------------------------------------------------------------------------------------------------------------------------------
        3,830,000       V.I. Public Finance Authority, Series E                6.000             10/01/2022           3,970,753
--------------------------------------------------------------------------------------------------------------------------------
        1,575,000       V.I. Water & Power Authority                           5.300             07/01/2018           1,601,003
--------------------------------------------------------------------------------------------------------------------------------
        3,515,000       V.I. Water & Power Authority                           5.300             07/01/2021           3,563,259
--------------------------------------------------------------------------------------------------------------------------------
        2,500,000       V.I. Water & Power Authority                           5.500             07/01/2017           2,570,502
                                                                                                                ----------------
                                                                                                                  1,588,069,517
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $12,100,155,097)-115.8%                                                        12,547,683,570
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.8)                                                                     (1,710,118,738)
                                                                                                                ---------------
NET ASSETS-100.0%                                                                                               $10,837,564,832
                                                                                                                ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $60,588,717, which represents 0.56% of the Fund's net assets,. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

4. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

6. When-issued security or forward commitment to be delivered and settled after March 31, 2007. See accompanying Notes.

7. Issue is in default. See accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS       Assoc. for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ADD        Aid to the Developmentally Disabled
ALIA       Alliance of Long Island Agencies
ARC        Assoc. of Retarded Citizens
CFGA       Child and Family Guidance Assoc.
CHSLI      Catholic Health Services of Long Island
CNGCS      Central Nassau Guidance and Counseling Services
COP        Certificates of Participation
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DDI        Developmental Disabilities Institute
DIAMONDS   Direct Investment of Accrued Municipals
DRIVERS    Derivative Inverse Tax Exempt Receipts
EDA        Economic Devel. Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Devel. Authority
FREE       Family Residences and Essential Enterprises
GJSR       Gurwin Jewish Senior Residences
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center


                         29 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

HDC        Housing Devel. Corp.
HFA        Housing Finance Agency
HFC        Housing Finance Corp.
HH         Harmony Heights, Inc.
HHS        Harmony Heights School
HJDOI      Hospital for Joint Diseases Orthopedic Institute
IDA        Industrial Devel. Agency
IGHL       Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC        Jewish Community Center
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
L.I.       Long Island
LGSC       Local Government Services Corp.
LILCO      Long Island Lighting Corp.
LIMC       Long Island Medical Center
LRRHCF     Loretto Rest Residential Health Care Facility
LVH        Little Village House
MCH        Maryhaven Center of Hope
MMC        Mercy Medical Center
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NH&HC      Nursing Home and Health Care
NIMO       Niagara Mohawk Power Corp.
NSLIJHS    North Shore Long Island Jewish Health System
NSUHGC     North Shore University Hospital at Glen Cove
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
P-Floats   Puttable Floats
PRAMS      Prudential Receipts of Accrual Municipal Securities
PSCH       Professional Service Centers for the Handicapped, Inc.
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax Exempt Security
Res Rec    Resource Recovery Facility
RG&E       Rochester Gas and Electric
ROLS       Residual Option Longs
SCCC       Sullivan County Community College
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SLCD       School for Language and Communication Devel.
SMCFS      St. Mary's Children and Family Services
SONYMA     State of New York Mortgage Agency
SSMH       Soldiers and Sailors Memorial Hospital
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UBF        University of Buffalo Foundation
UCP/HCA    United Cerebral Palsy Assoc. and Handicapped Children's Assoc.
UCPAGS     United Cerebral Palsy Assoc. of Greater Suffolk
UDC        Urban Devel. Corp.
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
WWH        Wyandach/Wheatley Heights


                         30 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

YMCA       Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                               MARKET VALUE     PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                         $ 1,672,627,705        13.3%
Highways/Railways                                     1,435,454,306        11.4
General Obligation                                    1,302,070,188        10.4
Hospital/Health Care                                  1,080,908,302         8.6
Water Utilities                                         961,014,705         7.7
Airlines                                                735,270,845         5.9
Special Assessment                                      613,989,450         4.9
Electric Utilities                                      580,696,199         4.6
Marine/Aviation Facilities                              576,999,756         4.6
Special Tax                                             469,242,649         3.7
Higher Education                                        432,634,648         3.5
Multifamily Housing                                     397,988,967         3.2
Not-for-Profit Organization                             352,610,515         2.8
Adult Living Facilities                                 291,348,980         2.3
Municipal Leases                                        260,264,644         2.1
Single Family Housing                                   246,663,263         2.0
Paper, Containers & Packaging                           195,310,550         1.6
Education                                               169,115,715         1.4
Sports Facility Revenue                                 155,858,618         1.2
Hotels, Restaurants & Leisure                           141,884,702         1.1
Resource Recovery                                       100,620,047         0.8
Sales Tax Revenue                                        93,977,004         0.7
Manufacturing, Non-Durable Goods                         86,082,687         0.7
Manufacturing, Durable Goods                             79,457,526         0.6
Pollution Control                                        54,453,395         0.4
Parking Fee Revenue                                      28,254,438         0.2
Gas Utilities                                            24,999,874         0.2
Sewer Utilities                                           7,883,892         0.1
                                                    ----------------------------
Total                                               $12,547,683,570       100.0%
                                                    ============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-


                         31 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of March 31, 2007, the Fund had purchased $87,419,356 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $852,024,996 as of March 31, 2007, which represents 6.68% of the Fund's total assets.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At March 31, 2007 municipal bond holdings with a value of $2,485,291,983 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,659,830,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                                       COUPON          MATURITY       VALUE AS OF
       AMOUNT   INVERSE FLOATER 1                                                   RATE 2              DATE    MARCH 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
$   3,340,000   Erie County Tobacco Asset Securitization Corp. RITES                 4.330%           6/1/38    $    3,406,934
   21,250,000   Erie County Tobacco Asset Securitization Corp. RITES                 4.330            6/1/45        21,647,375
   14,940,000   Erie County Tobacco Asset Securitization Corp. RITES                 4.330            6/1/45        15,219,378
    9,305,000   Erie County Tobacco Asset Securitization Corp. RITES                 4.330            6/1/38         9,491,472
    2,915,000   L.I. Power Authority RITES                                           7.521            9/1/28         3,696,686
    2,125,000   MTA RITES                                                            6.397          11/15/32         2,548,980
    1,910,000   MTA RITES                                                            6.397          11/15/28         2,291,083
   14,200,000   MTA RITES                                                            6.397          11/15/25        17,443,564
   10,000,000   MTA RITES                                                            6.397          11/15/30        11,698,600
    5,000,000   MTA RITES                                                            6.397          11/15/30         5,849,300
    2,890,000   MTA RITES                                                            6.397          11/15/30         3,380,895


                         32 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    7,500,000   MTA RITES                                                            6.397          11/15/31         8,996,400
    2,100,000   MTA DRIVERS                                                          6.097           5/15/13         2,099,916
    2,220,000   MTA Service Contract RITES                                           6.897            1/1/24         2,753,288
    3,880,000   NY Counties Tobacco Trust I (TASC) RITES                             7.265            6/1/28         4,607,927
    9,615,000   NY Counties Tobacco Trust I RITES                                    7.103            6/1/42        11,069,461
    2,960,000   NY Counties Tobacco Trust I RITES                                    7.030            6/1/35         3,367,918
    5,000,000   NY Counties Tobacco Trust II RITES                                   6.280            6/1/43         5,760,800
   12,950,000   NY Counties Tobacco Trust II RITES                                   6.280            6/1/43        14,920,472
   14,900,000   NY Counties Tobacco Trust II RITES                                   5.360            6/1/35        16,293,597
    5,725,000   NY Counties Tobacco Trust IV RITES                                   4.320            6/1/45         5,832,058
    8,700,000   NY Counties Tobacco Trust IV RITES                                   4.320            6/1/45         8,862,690
   12,300,000   NY Counties Tobacco Trust IV RITES                                   4.320            6/1/42        12,530,010
   10,210,000   NY Counties Tobacco Trust IV RITES                                   4.320            6/1/42        10,400,927
    1,500,000   NY Counties Tobacco Trust IV RITES                                   4.320            6/1/45         1,528,050
   20,000,000   Nassau County Tobacco Settlement Corp. RITES                         4.530            6/1/46        20,777,000
    5,875,000   NYC Health & Hospital Corp. RITES                                    6.433           2/15/20         6,665,775
    2,805,000   NYC Municipal Water Finance Authority RITES                          6.444           6/15/27         3,055,767
    5,000,000   NYC Municipal Water Finance Authority RITES                          6.944           6/15/30         5,258,000
   18,240,000   NYC Municipal Water Finance Authority RITES                          6.933           6/15/30        19,181,184
    3,555,000   NYC Municipal Water Finance Authority RITES                          6.897           6/15/21         3,740,784
   11,210,000   NYC Municipal Water Finance Authority RITES                          6.863           6/15/32        13,152,245
    7,850,000   NYC Municipal Water Finance Authority RITES                          6.432           6/15/34         8,820,103
    2,930,000   NYC Municipal Water Finance Authority RITES                          6.363           6/15/32         3,372,254
   12,750,000   NYC Municipal Water Finance Authority DRIVERS                        8.096           6/15/13        15,175,943
   16,675,000   NYC Municipal Water Finance Authority ROLs                           8.518           6/15/36        19,862,927
   11,860,000   NYC Municipal Water Finance Authority RITES                          5.660           6/15/34        13,833,267
    4,500,000   NYC Municipal Water Finance Authority RITES                          5.660           6/15/38         5,193,900
    6,875,000   NYC Municipal Water Finance Authority ROLs                           8.518           6/15/31         8,319,163
   10,025,000   NYC Municipal Water Finance Authority ROLs                           8.518           6/15/37        12,045,639
    7,875,000   NYC Municipal Water Finance Authority ROLs                           8.518           6/15/39         9,239,108
    4,935,000   NYC Municipal Water Finance Authority ROLs                           8.518           6/15/39         5,864,754
    4,500,000   NYC Municipal Water Finance Authority ROLs                           8.538           6/15/39         5,370,210
   14,425,000   NYC Municipal Water Finance Authority RITES                          6.456           6/15/26        16,670,107
    2,150,000   NYC Transitional Finance Authority RITES                             6.433           8/15/27         2,277,538
    2,850,000   NYS DA (Municipal Health Facilities) RITES                           6.444           1/15/23         3,196,731
    3,310,000   NYS DA P-Floats                                                      5.660            2/1/28         4,005,828
    4,415,000   NYS DA RITES                                                         5.630           12/1/35         5,190,274
    1,565,000   NYS DA RITES                                                         5.630           12/1/25         1,872,022
    5,000,000   NYS DA RITES                                                         8.150            2/1/12         7,360,100
    3,115,000   NYS DA (Menorah Home & Hospital) RITES                               6.810            8/1/38         3,536,335
    9,415,000   NYS DA (Lutheran Social Services of Upstate New York) RITES          6.066            2/1/38         9,945,724
    4,625,000   NYS DA (Mental Health) RITES                                         6.444           2/15/23         5,102,115
    3,485,000   NYS ERDA (NIMO) RITES                                                7.044           11/1/25         4,026,778
    3,625,000   NYS ERDA (RG&E) Residual Certificates                               11.860            9/1/33         4,298,308
    2,645,000   NYS HFA (NH&HC) RITES                                                7.035           11/1/16         2,693,721
    8,390,000   SONYMA RITES                                                         5.450           10/1/34         8,722,412
    9,275,000   SONYMA, Series 71 RITES                                              6.254            4/1/29         9,519,767
    2,645,000   SONYMA, Series 69 RITES                                              6.454           10/1/28         2,675,391
    5,500,000   SONYMA, Series 73 RITES                                              7.610           10/1/28         5,918,550
    5,825,000   NYS DA (Menorah Home) RITES                                          6.997            8/1/38         6,658,791
    2,375,000   NYS DA (Montefiore Medical) RITES                                    8.397            8/1/38         2,806,205
    7,140,000   NYS Thruway Authority RITES                                          6.433            1/1/25         7,674,358
   20,000,000   Port Authority NY/NJ RITES                                           5.520           9/15/13        24,043,600
   22,575,000   Puerto Rico Highway & Transportation Authority ROLs                  6.177            7/1/45        22,845,900


                         33 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    2,125,000   Rensselaer County Tobacco Asset Securitization Corp. RITES           5.960            6/1/35         2,423,350
    2,430,000   Rensselaer County Tobacco Asset Securitization Corp. RITES           6.290            6/1/43         2,805,848
    3,075,000   Rockland County Tobacco Asset Securitization Corp. RITES             5.960           8/15/35         3,522,044
    3,360,000   Rockland County Tobacco Asset Securitization Corp. RITES             6.290           8/15/43         3,898,070
   20,750,000   Syracuse IDA (Carousel Center) ROLs                                  8.230            1/1/36        24,324,810
    4,190,000   Triborough Bridge & Tunnel Authority RITES                           6.397            1/1/32         4,922,580
    8,265,000   Triborough Bridge & Tunnel Authority RITES                           6.432            1/1/27         9,456,648
   74,545,000   TSASC, Inc. (TFABs) RITES                                            4.610            6/1/42        78,889,483
   33,750,000   TSASC, Inc. (TFABs) ROLs 3                                           6.341            6/1/42        35,061,188
    7,335,000   TSASC, Inc. (TFABs) RITES                                            4.610            6/1/42         7,762,484
   57,750,000   TSASC, Inc. (TFABs) RITES                                            4.290            6/1/34        59,021,078
   13,340,000   Westchester County Tobacco Asset Securitization Corp. RITES          5.000            6/1/45        13,996,728
   21,325,000   Westchester County Tobacco Asset Securitization Corp. RITES          4.550            6/1/38        22,079,479
    6,325,000   Westchester County Tobacco Asset Securitization Corp. RITES          4.550            6/1/45         6,532,587
      675,000   Westchester County Tobacco Asset Securitization Corp. RITES          4.550            6/1/38           698,882
    4,250,000   Westchester County Tobacco Asset Securitization Corp. RITES          4.550            6/1/38         4,400,365
                                                                                                                --------------
                                                                                                                $  825,461,983
                                                                                                                ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 29-31 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $33,750,000.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2007, securities with an aggregate market value of $337,155, representing less than 0.005% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.


                         34 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $300 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2781% as of March 31, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $300 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities       $ 12,102,998,922
                                     =================

Gross unrealized appreciation        $    491,610,581
Gross unrealized depreciation             (46,925,935)
                                     -----------------
Net unrealized appreciation          $    444,684,646
                                     =================


                         35 | ROCHESTER FUND MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 14, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in Item 11 of registrant's Form N-CSR for the period ended December 31, 2006, which was filed with the Securities and Exchange Commission on February 16, 2007, during the registrant's last fiscal quarter of the period ended March 31, 2007 covered by this report and prior to the evaluation of its internal controls in connection with the certifications included in the Form N-CSR for the period ended December 31, 2006, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007